FIRST AMERICAN
                                   INVESTMENT FUNDS, INC.



                      TAX FREE
                        BOND
                          FUNDS




                                   1999 SEMIANNUAL REPORT




     [LOGO] FIRST AMERICAN
               THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN FAMILY OF FUNDS              INVESTMENTS FOR EVERY GOAL

----------------------                      FIRST AMERICAN FUNDS OFFER A FULL
  HIGHER RETURN                             RANGE OF INVESTMENT STRATEGIES TO
  POTENTIAL                                 HELP YOU CREATE A PERSONALIZED,
----------------------                      DIVERSIFIED PORTFOLIO. SUPPORTED BY
                                            EXTENSIVE RESEARCH AND A HIGHLY
  SECTOR FUNDS                              DEVELOPED TEAM APPROACH TO
                                            INVESTMENT DECISION MAKING, FIRST
                                            AMERICAN FUNDS CAN HELP BUILD A
  INTERNATIONAL FUNDS                       WINNING STRATEGY FOR ANY INVESTOR.


  SMALL CAP FUNDS


  MID CAP FUNDS


  LARGE CAP FUNDS


  STRATEGY FUNDS


  BOND FUNDS


  TAX FREE BOND FUNDS
  California Intermediate Tax Free
  Colorado Intermediate Tax Free
  Intermediate Tax Free
  Minnesota Intermediate Tax Free
  Minnesota Tax Free
  Oregon Intermediate Tax Free
  Tax Free

  MONEY MARKET FUNDS

----------------------
  LOWER RETURN
  POTENTIAL
----------------------


TABLE OF
CONTENTS
--------------------------------------------------------------------------------
MESSAGE TO SHAREHOLDERS                                    1
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS                                   3
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                                  34
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                       36
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                      38
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                             42
--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS                                    48
--------------------------------------------------------------------------------
PROSPECTUS UPDATE                                         48
--------------------------------------------------------------------------------



             NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

MESSAGE TO SHAREHOLDERS  MAY 14, 1999


DEAR SHAREHOLDERS:

On behalf of the entire board of directors and management of First American Asset Management -- we are pleased to welcome all new fund shareholders and to thank our long-term shareholders for your continued support.

      The economic environment has changed dramatically since September 30, the date of our last shareholder update. At that time, worried investors drove the Dow Jones Industrial Average down 20 percent, fueled by fears of an economic crisis overseas. Some economists even predicted that problems in Asia could ultimately send the U.S. economy into a recession.

      Since then, the Dow has staged a non-stop rally, rising more than 2,000 points to surpass the 10,000 barrier. Many Asian nations have partially recovered from their financial crises, while the U.S. economy continues to expand at an unprecedented rate. Thanks to low unemployment, low inflation, stable interest rates and strong consumer spending, it is business as usual for our robust economy.

      With the continuing strong economy, the bond market has weakened as investors become more concerned about possible acceleration of inflation and rising demand for capital. The new higher yields of fixed-income securities represent much more attractive long-term values than those of a few months ago. The bond market is likely to stay weak until the economy shows some signs of slowing.

      Municipal bonds, in particular, offer compelling buying opportunities. Yields on municipals as a percentage of Treasuries remain above historic norms, offering attractive after-tax yields.

      In these increasingly volatile markets, a well-balanced portfolio may cushion you against unfavorable developments affecting any particular investment style or asset class. We believe that successful long-term investing results from asset allocation among equity, bond and money market funds. An asset allocation plan can help smooth out market returns to produce more balanced returns year after year.

      As an investor in First American Funds, you can choose from 38 funds spanning nine asset classes: money market, tax-free bond, bond, funds of funds, and large-cap, mid-cap, small-cap, international and sector equity funds. First American offers a wide range of funds to help you create a personalized, diversified portfolio.


                           1        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

MESSAGE TO SHAREHOLDERS  CONTINUED

      In closing, we are pleased to announce that the First American family of funds recently surpassed $30 billion in total assets -- a significant milestone which illustrates the broad appeal of our team approach to management and our commitment to disciplined investment processes.

      Again, thank you for your confidence in our fund family. We look forward to continuing to serve your investment needs.


Sincerely,



/s/ Virginia L. Stringer

VIRGINIA L. STRINGER
Chairman
First American Investment Funds, Inc.




/s/ James S. Doak

JAMES S. DOAK
Senior Managing Director, Equities
First American Asset Management




/s/ Paul A. Dow

PAUL A. DOW
Senior Managing Director, Fixed Income
First American Asset Management


                           2        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX FREE FUND

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 100.0%
CALIFORNIA -- 98.7%
Alisal Unified School District, Series C,
    Zero Coupon Bond (GO) (FGIC)
    5.050%, 08/01/08 (A)                             $      860     $       576
Anaheim Electric (RB)
    4.800%, 10/01/02                                        500             519
Bakersfield Convention Center Project
    (COP) (MBIA) (MLO)
    5.500%, 04/01/10                                        250             269
Burbank Public Service Department
    (RB) (AMBAC)
    6.100%, 06/01/01                                        200             211
California State (GO)
    5.250%, 02/01/06                                        500             538
California State (GO) (AMBAC)
    6.300%, 11/01/02                                        300             328
California State Department of Water,
    Central Valley Project,
    Callable 12/01/05 @ 101 (RB)
    5.000%, 12/01/12                                        500             514
California State Department of Water,
    Central Valley Project,
    Pre-refunded @ 101 (RB)
    5.300%, 06/01/06 (B)                                    750             817
California State Educational Facilities
    Authority, Occidental College Project,
    Callable 10/01/07 @ 102 (RB) (MBIA)
    5.300%, 10/01/10                                        500             540
California State Educational Facilities
    Authority, Pooled College & University
    Projects, Series A (RB)
    4.850%, 12/01/01                                        500             516
California State Health Facilities Authority,
    Callable 08/01/08 @100 (RB)
    5.375%, 08/01/09                                        250             265
California State Health Facilities Authority,
    Sutter Health (RB) (FSA)
    5.500%, 08/15/06                                        500             545
California State Housing Finance Agency,
    Callable 08/01/04 @ 102 (RB)
    6.550%, 02/01/05                                        150             160
California State Housing Finance Agency,
    Home Mortgages, Series A (RB) (MBIA)
    5.000%, 08/01/03                                        180             186
California State Housing Finance Agency,
    Series E (RB) (MBIA)
    5.850%, 08/01/04                                        150             158
California State Public Works, Community
    Colleges (RB) (MLO)
    5.250%, 03/01/08                                        450             485
California State Public Works, Department of
    Corrections, Series A (RB) (AMBAC) (MLO)
    6.000%, 01/01/06                                        545             610
California State Public Works, Various
    University Projects (RB)
    5.900%, 10/01/01                                        100             106
    5.000%, 06/01/03                                        150             158
California State Resource Efficiency Finance
    Authority, First Resource Efficiency
    Project (RB) (AMBAC)
    5.200%, 07/01/02                                        500             526
California State, Housing & Homeless
    (GO) (AMT)
    5.750%, 10/01/01                                        300             317

CALIFORNIA INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
California Statewide Community
    Development Authority (GO) (AMT)
    3.060%, 10/01/34 (C)                             $    1,700     $     1,700
California Statewide Community
    Development Authority, Internext
    Group Project (COP)
    4.000%, 04/01/01                                        700             702
California Statewide Community
    Development Authority, Series A,
    Callable 08/01/03 @ 102 (COP) (CMI)
    5.200%, 08/01/04                                        200             211
California Statewide Community
    Development Authority, Community
    Hospital of Monterey Peninsula,
    Callable 08/18/08 @ 101 (COP) (MBIA)
    5.250%, 08/15/09                                        500             537
Central Valley School District Financing
    Authority (RB) (MBIA)
    5.950%, 02/01/05                                        500             554
Central Valley School District, Financing
    Authority, Series A, Zero Coupon
    Bond (RB) (MBIA)
    3.850%, 08/01/04 (A)                                  1,045             849
Contra Costa Water District,
    Series G (RB) (MBIA)
    5.400%, 10/01/03                                        500             537
Escondido Civic Center Project, Escrowed
    to Maturity (RB) (AMBAC) (MLO)
    5.800%, 09/01/04                                        100             110
Fontana School District (GO) (MBIA)
    5.550%, 07/01/04                                        500             543
Fresno Unified School District (GO) (MBIA)
    6.050%, 08/01/11                                        500             574
Golden West Schools Financing Authority,
    Series A (RB) (MBIA)
    5.700%, 02/01/13 (D)                                    720             796
    5.750%, 02/01/14 (D)                                    770             855
Golden West Schools Financing Authority,
    Zero Coupon Bond (RB)
    5.000%, 02/01/12 (A)                                    535             294
Industry, Callable 07/01/02 @ 100.25
    (GO) (FGIC)
    5.800%, 07/01/04                                        100             106
Inglewood Public Financing Authority
    (RB) (AMBAC)
    5.900%, 05/01/01                                        100             105
Inglewood Redevelopment Agency,
    Tax Allocation (GO) (AMBAC)
    5.250%, 05/01/13                                        450             473
Inland Empire Solid Waste Financing
    Authority, Landfill Improvements Project,
    Series B (RB) (AMT) (MLO) (FSA)
    5.750%, 02/01/04                                        500             538
John C. Fremont Hospital District,
    Health Facility (RB) (CMI)
    6.000%, 06/01/04                                        355             379
Kern County Board of Education,
    Callable 05/01/08 @ 102
    (COP) (MLO) (MBIA)
    5.200%, 05/01/12                                        905             948
    5.250%, 05/01/13                                        350             366
La Canada Unified School District (GO) (FGIC)
    5.100%, 08/01/03                                        400             423
Los Angeles County Public Works Financing
    Authority, Callable 03/01/03 @ 102 (RB)
    4.800%, 03/01/04                                        400             418


                           3        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Los Angeles County Public Works Financing
    Authority, Regional Park & Open Space
    District, Series A,
    Callable 10/01/07 @ 101 (RB)
    5.000%, 10/01/19                                 $      265     $       264
Los Angeles County Public Works Financing
    Authority, Regional Park & Open Space
    District, Series A, Escrowed to Maturity (RB)
    5.500%, 10/01/02                                        500             532
    5.625%, 10/01/03                                        500             541
Los Angeles County Transportation
    Commission, Series B (RB) (FGIC)
    5.875%, 07/01/02                                        250             268
Los Angeles County Transportation
    Commission, Series B (RB) (FGIC)
    6.000%, 07/01/04                                        250             277
Los Angeles, Series A,
    Callable 09/01/04 @ 102 (GO) (MBIA)
    5.800%, 09/01/07                                        250             276
Los Angeles Department of Water & Power,
    Callable 04/15/02 @ 102 (RB)
    6.100%, 04/15/03                                        250             272
Los Angeles Earthquake Rehabilitation,
    Series C, Callable 01/01/00 @ 100
    (RB) (AMT) (FNMA)
    4.850%, 07/01/02                                        700             703
Los Angeles Public Works Financing,
    Regal Park Project,
    Callable 10/01/07 @ 101 (GO)
    5.500%, 10/01/08                                        500             551
Los Angeles Municipal Improvement
    Corporation Sanitation Equipment
    (RB) (MLO) (FSA)
    6.000%, 02/01/07                                        500             563
Los Angeles School District,
    Callable 07/01/08 @ 102 (GO) (FGIC)
    4.900%, 07/01/09                                        300             316
Martinez County School District,
    Callable 08/01/00 @ 102 (GO)
    5.750%, 08/01/05                                        150             156
Marysville Hospital, Series A,
    Callable 01/01/09 @ 102 (RB) (AMBAC)
    5.000%, 01/01/10                                        500             522
Metropolitan Water District Southern
    California, Series B,
    Callable 07/01/06 @ 102 (RB) (MBIA)
    4.875%, 07/01/10                                        500             519
    5.000%, 07/01/14                                        500             511
Modesto Water Utility System Refinancing
    Project (COP) (FGIC)
    5.000%, 10/01/05                                        740             789
Montebello Community Redevelopment
    Agency (RB) (FSA)
    4.750%, 09/01/07                                        270             283
Mt. Diablo Unified School District,
    Community Facilities Project,
    Callable 08/01/02 @ 102 (RB) (AMBAC)
    5.800%, 08/01/03                                        100             109
Natomas Unified School District (GO) (MBIA)
    5.850%, 03/01/15                                        500             560
Northern California Transmission Agency,
    Cal-Ore Project (RB) (MBIA)
    6.000%, 05/01/02                                        100             107
Oceanside Water System (COP) (AMBAC)
    5.100%, 08/01/02                                        500             525

CALIFORNIA INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Orange County Juvenile Justice Center
    Facility (COP) (MLO) (AMBAC)
    5.750%, 06/01/01                                 $      100     $       105
Orange County Public Financing Authority,
    Waste Management (RB) (AMT) (AMBAC)
    4.700%, 12/01/05                                        500             515
Orange County Transportation Authority,
    Callable 02/15/02 @ 102 (RB)
    5.700%, 02/15/03                                        900             967
Oxnard School District (GO) (MBIA)
    5.000%, 08/01/05                                        600             639
Paradise Unified School District,
    Measure M Project, Series A,
    Callable 09/01/05 @ 102
    (COP) (MLO) (AMBAC)
    5.250%, 09/01/07                                        300             325
Pomona Unified School District,
    Callable 08/01/01 @ 103 (GO) (MBIA)
    6.150%, 08/01/15                                        500             574
Pomona Unified School District,
    Series A (GO) (MBIA)
    5.450%, 02/01/06                                        250             272
    5.500%, 08/01/06                                        250             274
Rancho Mirage Joint Powers Finance
    Authority, Eisenhower Medical Center,
    Series A, Callable 07/01/07 @ 102
    (COP) (MBIA)
    5.125%, 07/01/08                                        500             533
Redding Joint Powers Finance Authority,
    Waste Water Project,
    Callable 12/01/02 @ 102 (RB) (FGIC)
    5.600%, 12/01/03                                        100             108
Redondo Beach Redevelopment Agency,
    Residential Mortgages, Series A
    (RB) (FNMA)
    5.150%, 06/01/03                                         80              82
Rio Linda School District,
    Callable 08/01/08 @ 100 (GO) (FSA)
    5.000%, 08/01/09                                        500             529
Roseville High School District,
    Callable 08/01/00 @ 102 (GO)
    5.750%, 08/01/02                                        100             105
Sacramento County Multifamily Housing,
    Parcwood Apartments,
    Mandatory Put @ 100 (RB) (CGLI)
    4.800%, 09/01/02 (E)                                  1,000           1,020
Sacramento Housing Authority,
    Fairways I Apartments (RB) (FNMA)
    5.875%, 02/01/08                                         90              90
San Diego County Water Authority,
    Callable 05/01/08 @ 101 (COP)
    5.000%, 05/01/13                                        505             519
San Diego County Water Authority,
    Series A (COP)
    5.250%, 05/01/06                                        500             539
San Francisco Airport Commission,
    Second Series (RB) (AMT) (FGIC)
    5.400%, 05/01/06                                        500             532
San Francisco Library Facilities Project,
    Series D, Callable 06/15/00 @ 102 (GO)
    5.700%, 06/15/01                                        250             262
San Francisco Library Facilities Project,
    Series D, Pre-refunded @ 102 (GO)
    5.800%, 06/15/00 (B)                                    250             263


                           4        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

CALIFORNIA INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
San Francisco Fire Department Facility
    Project, Series C (GO) (FGIC)
    7.000%, 06/15/03                                 $      300     $       338
San Francisco, Public Improvements,
    Series B, Pre-refunded @ 100 (GO)
    6.700%, 12/15/00 (B)                                    200             212
San Joaquin Hills Transportation Corridor
    Agency, Zero Coupon Bond (RB) (MBIA)
    4.700%, 01/15/05 (A)                                    705             559
San Jose Financing Authority, Convention
    Center Project, Series C (RB) (MLO)
    5.750%, 09/01/01                                        250             262
San Mateo County, Board of Education,
    Callable 05/01/08 @ 101 (GO) (MLO)
    4.600%, 05/01/12                                        505             496
Santa Ana Community Redevelopment
    Agency, Series A,
    Pre-refunded @ 102 (GO)
    6.500%, 12/15/00 (B)                                    840             881
South County Regional Waste Water
    Authority (RB) (AMBAC)
    5.600%, 08/01/02                                        100             106
South Pasadena Unified School District,
    Zero Coupon Bond (GO) (FGIC)
    4.900%, 11/01/12 (A)                                    740             392
Sulphur Springs Unified School District,
    Series B (GO)
    5.400%, 03/01/02                                        500             525
Tulare County Financing Project,
    Series A (COP) (MLO) (MBIA)
    5.600%, 11/15/02                                        100             107
Turlock Irrigation District, Series A,
    Callable 07/01/02 @ 102 (RB) (MBIA)
    6.000%, 01/01/04                                        100             109
University of California, Various Capital
    Projects, Series B,
    Callable 09/01/01 @ 102
    (COP) (MLO) (MBIA)
    5.350%, 09/01/02                                        300             317
Walnut Valley School District,
    Series A (GO) (MBIA)
    6.800%, 02/01/07                                        250             295
    6.850%, 08/01/07                                        250             298
West Covina Redevelopment Agency,
    Community Facilities District (RB)
    5.125%, 09/01/05                                        300             316
West Covina, Civic Center Project
    (COP) (MLO) (FSA)
    5.250%, 09/01/07                                        250             270
William S. Hart Joint School Financing
    Authority, Callable 09/01/05 @ 102
    (RB) (FSA)
    6.100%, 09/01/06                                        200             227
                                                                    ------------
                                                                         42,969
                                                                    ------------
PUERTO RICO -- 1.3%
Puerto Rico Commonwealth (GO) (MBIA)
    6.250%, 07/01/08                                        500             577
                                                                    ------------

TOTAL MUNICIPAL BONDS
    (Cost $41,701)                                                       43,546
                                                                    ------------

CALIFORNIA INTERMEDIATE TAX FREE FUND
(CONCLUDED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
MONEY MARKET FUND -- 2.7%
Provident California Tax Free
    Money Market                                      1,158,669     $     1,159
                                                                    ------------

TOTAL MONEY MARKET FUND
    (Cost $1,159)                                                         1,159
                                                                    ------------

TOTAL INVESTMENTS -- 102.7%
    (Cost $42,860)                                                       44,705
                                                                    ------------
OTHER ASSETS AND LIABILITIES, NET -- (2.7%)                              (1,172)
                                                                    ------------

NET ASSETS:
Portfolio Capital--Class-A
    ($.0001 par value--2 billion authorized)
    based on 67,989 outstanding shares                                      697
Portfolio Capital--Class-Y
    ($.0001 par value--2 billion authorized)
    based on 4,189,884 outstanding shares                                40,992
Accumulated net realized loss on investments                                 (1)
Net unrealized appreciation of investments                                1,845
                                                                    ------------
TOTAL NET ASSETS -- 100.0%                                          $    43,533
                                                                    ------------
Net asset value and redemption
    price per share--Class-A                                        $     10.23
Maximum sales charge of 2.50% (F)                                          0.26
                                                                    ------------
Offering price per share--Class-A                                   $     10.49
                                                                    ------------
Net asset value, offering price, and redemption
    price per share--Class-Y                                        $     10.22
                                                                    ------------

(A) The rate shown is the effective yield at time of purchase.

(B) Pre-refunded Security--Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date indicated. The pre-refunded date is shown as the maturity date on the Statement of Net Assets.

(C) Variable Rate Security--the rate shown is the rate in effect as of March 31, 1999.

(D) At March 31, 1999, the cost of securities purchased on a when-issued basis was: Golden West Schools, $1,630,979.

(E) Mandatory Put Security--the mandatory put date is shown as the maturity date on the Statement of Net Assets.

(F) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.

AMBAC--American Municipal Bond Assurance Company
AMT--Alternative Minimum Tax
CGLI--Connecticut General Life Insurance
CMI--California Mortgage Insurance Program
COP--Certificates of Participation
FGIC--Financial Guaranty Insurance Corporation
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance
GO--General Obligation
MBIA--Municipal Bond Insurance Association
MLO--Municipal Lease Obligation
RB--Revenue Bond

The accompanying notes are an integral part of the financial statements.


                           5        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

COLORADO INTERMEDIATE TAX FREE FUND

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.4%
COLORADO -- 97.4%
Adams & Arapahoe Counties Joint School
    District #28-J, Callable 12/01/06 @ 102
    (GO) (FGIC) (STAID)
    5.750%, 12/01/07                                 $    1,000     $     1,107
Adams County School District #12,
    Callable 12/15/03 @ 100 (GO) (FGIC)
    6.200%, 12/15/08                                        455             497
Adams County School District #14
    (GO) (FSA) (STAID)
    5.100%, 12/01/07                                      1,000           1,060
Adams County School District #50,
    Callable 12/01/06 @ 100 (GO) (STAID)
    5.250%, 12/01/10                                        750             783
Arapahoe County, Cherry Creek School
    District #5, Callable 12/15/03 @ 100
    (GO) (STAID)
    5.250%, 12/15/04                                        500             530
Arapahoe County, Littleton School District #6,
    Callable 12/01/06 @ 102 (GO) (STAID)
    5.125%, 12/01/09                                      1,000           1,061
    5.250%, 12/01/10                                      1,000           1,061
Aurora, Callable 12/01/04 @ 101
    (COP) (MLO)
    6.000%, 12/01/06                                      1,000           1,055
Aurora Community College Project
    (RB) (MLO) (CLE)
    5.750%, 10/15/04                                        500             545
Boulder County Sales & Use Tax (RB) (FGIC)
    5.750%, 12/15/05                                      1,000           1,099
Boulder County, University Atmospheric
    Research (RB) (MBIA)
    3.875%, 09/01/06                                      1,000             984
Boulder, Larimer & Weld Counties,
    Vrain Valley School District,
    Callable 12/15/04 @ 100 (GO) (MBIA)
    5.800%, 12/15/07                                        500             537
Boulder Valley School District #RE-2,
    Callable 10/15/01 @ 100 (GO) (STAID)
    5.900%, 10/15/02                                        500             527
    5.900%, 10/15/03                                        500             525
Boulder Valley School District #RE-2,
    Pre-refunded @ 101 (GO) (STAID)
    5.950%, 12/01/04 (A)                                  1,000           1,109
Brighton, Callable 12/01/01 @ 101
    (GO) (MBIA)
    6.350%, 12/01/05                                         95             102
Colorado Springs,
    Callable 09/01/03 @ 100 (GO)
    5.000%, 09/01/06                                        500             517
Colorado Springs Memorial Hospital,
    Callable 12/15/05 @ 102 (RB) (MBIA)
    6.000%, 12/15/15                                        500             543
Colorado Springs Utilities,
    Callable 11/15/01 @ 102 (RB)
    6.625%, 11/15/04                                      1,000           1,089
    6.500%, 11/15/15                                      1,495           1,618
Colorado State Board of Agriculture,
    Fort Lewis College Project (RB) (FGIC)
    6.000%, 10/01/02                                        250             269

COLORADO INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Colorado State Board of Agriculture,
    Fort Lewis College Project,
    Series A (RB) (AMBAC)
    4.750%, 10/01/08                                 $      845     $       872
Colorado State Board of Agriculture,
    Fort Lewis College Project, Series A,
    Callable 10/01/08 @ 100 (RB) (AMBAC)
    4.750%, 10/01/09                                        905             927
Colorado State Board of Agriculture,
    Fort Lewis College Project,
    Series B (RB) (AMBAC)
    4.750%, 10/01/08                                        450             464
Colorado State Board of Agriculture,
    Fort Lewis College Project, Series B,
    Callable 10/01/08 @ 100 (RB) (AMBAC)
    4.750%, 10/01/09                                        450             461
Colorado State Health Facilities Authority,
    Boulder Community Hospital
    Project B (RB) (MBIA)
    3.000%, 10/01/14 (B)                                  1,500           1,500
Colorado State Health Facilities Authority,
    Catholic Health Initiatives
    Project, Series A (RB)
    5.500%, 12/01/06                                      1,000           1,081
Colorado State Health Facilities Authority,
    Liberty Heights, Zero Coupon Bond,
    Escrowed to Maturity (RB)
    5.330%, 07/15/20 (C)                                  2,000             635
Colorado State Health Facilities Authority,
    National Jewish Medical & Research
    Center, Callable 01/01/08 @ 101 (RB)
    5.375%, 01/01/16                                      1,000             981
    5.375%, 01/01/23                                      1,000             965
Colorado State Health Facilities Authority,
    Sisters of Charity (RB) (MBIA)
    5.500%, 12/01/07                                      1,000           1,081
Colorado State Housing Finance Authority,
    Multifamily Housing, Series A (RB) (FHA)
    5.125%, 10/01/03                                        430             444
Colorado State Housing Finance Authority,
    Single Family Mortgages,
    Series B-1 (RB) (AMT)
    5.875%, 06/01/11                                        550             580
Colorado State Water Resource & Power
    Development Authority (RB) (AMBAC)
    5.500%, 09/01/04                                      1,000           1,076
Colorado State Water Resource & Power
    Development Authority,
    Callable 09/01/02 @ 101 (RB) (FSA)
    5.900%, 09/01/03                                        250             269
Colorado State Water Resource & Power
    Development Authority, Clean Water
    Project, Callable 09/01/02 @ 102 (RB)
    5.800%, 09/01/06                                      1,000           1,078
Denver, City & County School District #1,
    Callable 12/01/09 @ 101
    (GO) (FGIC) (STAID)
    5.500%, 12/01/13                                      1,000           1,065


                           6        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

COLORADO INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Denver, Helen G. Bonfils Foundation,
    Callable 12/01/07 @ 100 (RB)
    5.125%, 12/01/17                                 $    1,000     $     1,002
Douglas & Elbert Counties, School
    District #1, Pre-refunded @ 101
    (GO) (MBIA) (STAID)
    6.400%, 12/15/04 (A)                                  1,000           1,135
Eagle, Garfield & Routt Counties,
    School District #50-J,
    Callable 12/01/04 @ 102
    (GO) (FGIC) (STAID)
    6.125%, 12/01/09                                      1,290           1,437
El Paso County School District #2
    (GO) (STAID)
    7.050%, 12/01/04                                      1,000           1,153
El Paso County School District #20,
    Series A (GO) (STAID)
    6.100%, 12/15/05                                        500             558
El Paso County School District #49,
    Series A (GO) (FSA) (STAID)
    6.000%, 12/01/09                                      1,000           1,137
Elbert County School District C-1 Elizabeth,
    Callable 12/01/09 @ 100 (GO) (STAID)
    4.400%, 12/01/11                                      1,000             980
Englewood Civic Center Project,
    Callable 12/01/08 @ 100
    (COP) (MLO) (MBIA)
    4.900%, 06/01/13                                        585             584
Fort Collins, Callable 12/01/02 @ 101 (GO)
    6.400%, 12/01/09                                        575             630
Garfield, Pitkin, & Eagle Counties, School
    District #1 (GO) (MBIA) (STAID)
    6.000%, 12/15/04                                      1,000           1,104
Jefferson County Industrial Development
    Authority, May Department Stores (RB)
    6.625%, 09/01/01                                        250             263
Jefferson County, Metropolitan Y.M.C.A.
    Project, Callable 08/01/04 @ 100 (RB)
    7.500%, 08/01/08                                      1,000           1,072
Jefferson County School District #R-1,
    Pre-refunded @ 101
    (GO) (AMBAC) (STAID)
    5.900%, 12/15/02 (A)                                  1,045           1,133
La Plata County School District #9-R,
    Durango, Callable 11/01/02 @ 101
    (GO) (FGIC) (STAID)
    6.200%, 11/01/05                                        165             179
La Plata County School District #9-R,
    Durango, Pre-refunded @ 101 (GO)
    6.200%, 11/01/02 (A)                                    835             912
Larimer County School District #R-1
    (GO) (STAID)
    5.400%, 12/15/04                                        750             802
    5.500%, 12/15/07                                        500             545
Larimer County School District #R-1,
    Pre-refunded @ 101 (GO) (MBIA)
    6.150%, 12/15/02 (A)                                  1,000           1,093
Larimer, Weld & Boulder Counties,
    School District #R-2, Thompson,
    Callable 12/15/04 @ 100 (GO) (STAID)
    5.900%, 12/15/06                                      1,000           1,087

COLORADO INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Metex Metropolitan District, Series A
    (GO) (MBIA)
    5.000%, 12/01/03                                 $      500     $       525
Moffat County Pollution Control
    (RB) (AMBAC)
    5.500%, 11/01/05                                      1,000           1,082
Platte River Power Authority,
    Series BB (RB)
    5.500%, 06/01/02                                        500             527
Pueblo Urban Renewal Authority,
    Callable 12/01/03 @ 101 (RB) (AMBAC)
    5.800%, 12/01/09                                        840             910
Regional Transportation District (RB)
    5.750%, 11/01/01                                      1,500           1,582
Regional Transportation District, Transit
    Vehicles Project, Series A
    (COP) (MLO) (AMBAC)
    4.200%, 06/01/09                                      1,300           1,273
South Suburban Park & Recreation
    District, Zero Coupon Bond
    (GO) (MBIA)
    6.000%, 12/15/01 (C)                                  1,000             904
Stonegate Village Metropolitan District,
    Pre-refunded @ 100 (GO)
    6.300%, 12/01/02 (A)                                    500             544
Summit County School District #R-1,
    Pre-refunded @ 100 (GO) (FGIC)
    6.450%, 12/01/04 (A)                                  1,250           1,411
Thornton (GO) (FGIC)
    5.600%, 12/01/02                                      1,000           1,065
Thornton, Callable 12/01/02 @ 101
    (GO) (FGIC)
    5.650%, 12/01/03                                      1,000           1,071
University of Northern Colorado,
    Auxiliary Facility System,
    Callable 06/01/07 @ 100 (RB) (MBIA)
    5.600%, 06/01/24                                      1,000           1,047
Weld County School District #6,
    Callable 12/01/07 @ 101 (GO) (STAID)
    5.000%, 12/01/08                                      1,000           1,055
Westminster Recreation Facilities
    (COP) (MLO) (MBIA)
    4.450%, 12/01/08                                        945             944
Westminster Sales & Use Tax,
    Callable 12/01/07 @ 101 (RB) (FGIC)
    5.250%, 12/01/11                                        500             527
Westminster Sales & Use Tax,
    Series B (RB) (FGIC)
    6.250%, 12/01/05                                        500             563
Westminster Water & Wastewater Utility
    Enterprise, Callable 10/01/04 @ 100
    (RB) (AMBAC)
    5.800%, 12/01/05                                      1,000           1,088
                                                                    ------------
                                                                         63,021
                                                                    ------------

TOTAL MUNICIPAL BONDS
    (Cost $59,956)                                                       63,021
                                                                    ------------


                           7        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

COLORADO INTERMEDIATE TAX FREE FUND
(CONCLUDED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 0.6%
First American Tax Free Obligations
    Fund (D)                                            380,225     $       380
                                                                    ------------

TOTAL RELATED PARTY MONEY MARKET FUND
    (Cost $380)                                                             380
                                                                    ------------

TOTAL INVESTMENTS -- 98.0%
    (Cost $60,336)                                                       63,401
                                                                    ------------
OTHER ASSETS AND LIABILITIES, NET -- 2.0%                                 1,325
                                                                    ------------

NET ASSETS:
Portfolio Capital--Class-A
    ($.0001 par value--2 billion authorized)
    based on 369,594 outstanding shares                                   3,833
Portfolio Capital--Class-Y
    ($.0001 par value--2 billion authorized)
    based on 5,688,836 outstanding shares                                57,707
Distributions in excess of net investment income                             (2)
Accumulated net realized gain on investments                                123
Net unrealized appreciation of investments                                3,065
                                                                    ------------
TOTAL NET ASSETS -- 100.0%                                          $    64,726
                                                                    ------------
Net asset value and redemption
    price per share--Class-A                                        $     10.70
Maximum sales charge of 2.50% (E)                                          0.27
                                                                    ------------
Offering price per share--Class-A                                   $     10.97
                                                                    ------------
Net asset value, offering price, and redemption
    price per share--Class-Y                                        $     10.68
                                                                    ------------

(A) Pre-refunded Security--Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date indicated. The pre-refunded date is shown as the maturity date on the Statement of Net Assets.

(B) Variable Rate Security--the rate shown is the rate in effect on March 31, 1999.

(C) The rate shown is the effective yield at the time of purchase.

(D) This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this Fund. See also the notes to the financial statements.

(E) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.

AMBAC--American Municipal Bond Assurance Company
AMT--Alternative Minimum Tax
CLE--Connie Lee
COP--Certificates of Participation
FGIC--Financial Guaranty Insurance Corporation
FHA--Federal Housing Authority
FSA--Financial Security Assurance
GO--General Obligation
MBIA--Municipal Bond Insurance Association
MLO--Municipal Lease Obligation
RB--Revenue Bond
STAID--State Aid Withholding

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE TAX FREE FUND

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.1%
ALABAMA -- 1.4%
Alabama State Docks Department
    (RB) (MBIA)
    5.250%, 10/01/10                                 $    3,000     $     3,178
Jefferson County Sewer,
    Series A (RB) (FGIC)
    5.375%, 02/01/06                                      1,500           1,608
Montgomery, Baptist Health
    Special Care (RB) (MBIA)
    4.000%, 11/15/03                                      1,640           1,645
    4.100%, 11/15/05                                        500             499
                                                                    ------------
                                                                          6,930
                                                                    ------------
ALASKA -- 3.3%
Alaska State Housing Finance
    Corporation (RB)
    5.900%, 12/01/04                                        700             736
Alaska State Housing Finance
    Corporation (RB) (MBIA)
    4.950%, 12/01/02                                        800             819
    5.350%, 06/01/06                                        800             832
Alaska State Housing Finance Corporation,
    Callable 06/01/04 @ 102 (RB)
    5.400%, 12/01/23                                      3,000           3,026
Alaska State Housing Finance Corporation,
    Callable 12/01/05 @ 102 (RB) (MBIA)
    5.400%, 12/01/08                                      2,000           2,104
Alaska State Industrial
    Development & Export Authority,
    Callable 04/01/03 @ 102 (RB)
    5.950%, 04/01/06                                        925             987
Alaska State, International Airports,
    Series A (RB) (AMT) (AMBAC)
    4.250%, 10/01/06                                      2,000           1,989
Anchorage (GO) (FGIC)
    6.000%, 10/01/06                                      2,250           2,507
Anchorage, Electric Utility (RB) (MBIA)
    5.500%, 12/01/02                                        700             742
Anchorage, Electric Utility,
    Callable 06/01/99 @ 102 (RB) (MBIA)
    7.125%, 06/01/06                                      1,000           1,026
Anchorage, Port & Terminal Facilities
    (RB) (MBIA)
    6.000%, 02/01/01                                        990           1,033
                                                                    ------------
                                                                         15,801
                                                                    ------------
ARIZONA -- 5.7%
Arizona State, Educational Loan
    Marketing (RB) (MBIA)
    6.850%, 09/01/99                                        500             507
Arizona State Transportation Board,
    Highway Project,
    Pre-refunded @ 101 (RB)
    6.900%, 07/01/00 (A)                                    300             316
Maricopa County School District #4,
    Mesa (GO) (FSA)
    5.250%, 07/01/04                                      4,000           4,252
Maricopa County School District #11,
    Peoria, Series A,
    Callable 07/01/07 @ 101 (GO) (AMBAC)
    5.000%, 07/01/10                                      3,000           3,112


                           8        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Maricopa County School District #41,
    Gilbert, Pre-refunded @ 101
    (GO) (FGIC)
    6.800%, 07/01/99 (A)                             $    1,000     $     1,019
    7.000%, 07/01/99 (A)                                  1,000           1,020
Maricopa County School District #80,
    Chandler, Series D (GO) (AMBAC)
    4.600%, 07/01/05                                      4,000           4,125
Maricopa County School District #97,
    Deer Valley, Series D (GO) (FGIC)
    4.900%, 07/01/09                                      3,000           3,098
Maricopa County, School Improvements,
    Callable 07/01/07 @ 100 (GO) (FGIC)
    4.900%, 07/01/10                                      4,500           4,610
Maricopa County Unified School
    District #69 (GO) (MBIA)
    5.300%, 07/01/11                                      1,000           1,064
Phoenix, Callable 07/01/07 @ 102 (GO)
    5.000%, 07/01/09                                      1,300           1,367
Pima County (GO)
    6.000%, 07/01/02                                        800             856
Tempe Unified School District #213,
    Series C (GO) (MBIA)
    4.000%, 07/01/12                                      2,060           1,934
                                                                    ------------
                                                                         27,280
                                                                    ------------
CALIFORNIA -- 4.2%
Azusa Redevelopment Agency, Single
    Family Mortgages, Series A, Escrowed
    To Maturity (RB) (FNMA)
    6.400%, 10/01/02                                      1,000           1,093
Bakersfield Convention Center Expansion
    Project, Callable 04/01/07 @ 101
    (COP) (MLO) (MBIA)
    5.400%, 04/01/09                                      1,000           1,077
California Educational Facilities Authority,
    Stanford, Callable 12/01/07 @ 101 (RB)
    5.350%, 06/01/27                                      3,000           3,091
California Health Facilities Authority,
    Callable 05/24/99 @ 102 (RB) (CMI)
    7.250%, 10/01/99                                        500             510
California State (GO) (AMBAC)
    8.000%, 05/01/03                                      4,000           4,643
Mountain View Los Altos School District,
    Series B, Callable 05/01/07 @ 102 (GO)
    6.500%, 05/01/17                                      3,000           3,438
Orange County Transportation Authority,
    Callable 02/15/02 @ 102 (RB)
    5.700%, 02/15/03                                        200             215
    5.750%, 02/15/04                                      1,000           1,072
Rio Linda Unified School District,
    Callable 08/01/08 @ 100 (GO) (FSA)
    5.200%, 08/01/11                                      1,000           1,057
San Jose Airport,
    Callable 03/01/03 @ 102 (RB) (MBIA)
    6.100%, 03/01/06                                      1,000           1,098
Tri-City Hospital District, Series B (RB) (MBIA)
    5.750%, 02/15/03                                      2,870           3,078
                                                                    ------------
                                                                         20,372
                                                                    ------------
COLORADO -- 3.8%
Boulder County, Open Space Capital
    Improvement Trust Fund,
    Callable 12/15/07 @ 101 (RB)
    5.250%, 12/15/09                                      3,000           3,187

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Boulder, Larimer, & Weld Counties, Vrain
    Valley School District #R-1,
    Callable 12/15/04 @ 100 (GO) (MBIA)
    5.600%, 12/15/05                                 $    1,000     $     1,061
Colorado State Health Facilities Authority,
    Zero Coupon Bond, Escrowed to
    Maturity (RB)
    5.500%, 07/15/20 (B)                                 10,000           3,176
Colorado State Housing Finance Authority,
    Series A-2, Callable 05/01/06 @ 105 (RB)
    7.150%, 11/01/14                                      1,430           1,613
Colorado State Housing Finance Authority,
    Single Family Mortgages,
    Callable 08/01/99 @ 102 (RB) (FHA) (VA)
    7.400%, 08/01/09                                        305             313
E-470 Public Highway Authority,
    Zero Coupon Bond (RB) (MBIA)
    5.370%, 09/01/22 (B)                                 10,000           2,983
Greeley Sales & Use Tax (RB) (MBIA)
    6.000%, 08/01/99                                        400             404
Greenwood Metropolitan District,
    Arapahoe County,
    Callable 12/01/02 @ 100 (RB) (FSA)
    7.300%, 12/01/06                                      2,000           2,234
Greenwood South Metropolitan District,
    Arapahoe County,
    Callable 12/01/02 @ 100 (RB) (MBIA)
    7.250%, 12/01/06                                      1,500           1,673
Jefferson County, Callable 12/01/04 @ 100
    (COP) (MLO) (MBIA)
    6.650%, 12/01/08                                        500             555
University of Colorado,
    Callable 05/24/99 @ 100 (RB)
    7.625%, 06/01/06                                         25              25
Westminster Water & Waste Water
    Utility Improvements,
    Callable 12/01/04 @ 100 (RB) (AMBAC)
    6.000%, 12/01/09                                      1,000           1,097
                                                                    ------------
                                                                         18,321
                                                                    ------------
CONNECTICUT -- 0.9%
Connecticut State Special Tax Obligation,
    Transportation Infrastructure, Series A,
    Callable 09/01/03 @ 102 (GO)
    5.125%, 09/01/05                                      4,000           4,249
                                                                    ------------
DELAWARE -- 1.1%
Delaware State (GO)
    6.250%, 04/01/02                                      1,000           1,067
Delaware Transportation Authority,
    Callable 07/01/98 @ 101.5 (RB)
    7.500%, 07/01/02                                      1,000           1,018
Delaware State,
    Callable 04/01/01 @ 102 (GO)
    6.350%, 04/01/03                                      1,000           1,068
New Castle County,
    Callable 10/01/03 @ 102 (GO)
    5.300%, 10/01/05                                      2,000           2,136
                                                                    ------------
                                                                          5,289
                                                                    ------------
DISTRICT OF COLUMBIA -- 0.7%
District of Columbia,
    Callable 06/01/00 @ 102 (GO) (MBIA)
    6.300%, 06/01/01                                        425             445


                           9        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
District of Columbia, Georgetown
    University Project, Series A,
    Callable 04/01/99 @ 102 (RB)
    7.375%, 04/01/08                                 $    2,525     $     2,583
District of Columbia, Series A,
    Pre-refunded @ 102 (GO)
    6.300%, 06/01/00 (A)                                     75              79
                                                                    ------------
                                                                          3,107
                                                                    ------------
FLORIDA -- 0.4%
Leon County (RB) (AMBAC)
    5.250%, 10/01/07 (C)                                  2,005           2,121
                                                                    ------------
HAWAII -- 1.4%
Hawaii County, Public Improvements,
    Pre-refunded @ 101 (RB) (FGIC)
    7.100%, 06/01/00 (A)                                  1,000           1,053
Hawaii State (GO) (FGIC)
    6.000%, 03/01/05                                      3,000           3,285
Hawaii State, Series B (GO)
    5.750%, 03/01/00                                      1,000           1,022
Honolulu, Waste Water Systems,
    Zero Coupon Bond (RB) (FGIC)
    4.950%, 07/01/14 (B)                                  2,500           1,167
                                                                    ------------
                                                                          6,527
                                                                    ------------
IDAHO -- 1.3%
Ada & Canyon Counties, Joint School
    District #2, (GO)
    5.500%, 07/30/13                                      1,115           1,207
Ada & Canyon Counties, Joint School
    District #2, Pre-refunded @ 101 (GO)
    5.500%, 07/30/05 (A)                                  1,000           1,089
    5.500%, 07/30/05 (A)                                  1,000           1,089
Boise State University
    Refunding & Improvements,
    Callable 04/01/08 @ 101 (RB) (FSA)
    5.000%, 04/01/12                                      1,225           1,258
Idaho State Health Facilities Authority,
    Hospital Health Systems (RB) (MBIA)
    5.000%, 12/01/09                                      1,555           1,615
                                                                    ------------
                                                                          6,258
                                                                    ------------
ILLINOIS -- 8.5%
Chicago Water, Zero Coupon Bond
    (RB) (FGIC)
    6.780%, 11/01/08 (B)                                  5,150           3,334
    7.120%, 11/01/09 (B)                                  6,450           3,953
    7.560%, 11/01/10 (B)                                  3,980           2,305
Chicago, O'Hare International Airport
    (RB) (AMT)
    5.200%, 04/01/11                                      1,000           1,012
Chicago, Single Family Mortgages,
    Series A, Callable 03/01/06 @ 103
    (RB) (AMT) (GNMA) (FNMA) (FHLMC)
    5.250%, 03/01/13                                        490             505
Cook County (RB) (MBIA)
    7.250%, 11/01/07                                      2,000           2,408
Cook County High School District #236
    (GO) (AMBAC)
    5.500%, 12/01/07                                      2,000           2,170
De Kalb, Single Family Mortgages,
    Series A (RB) (AMT) (GNMA)
    7.000%, 12/01/01                                        350             363

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Greenville Educational Facilities, Greenville
    College Project (RB)
    4.750%, 06/01/07                                 $    1,105     $     1,079
Illinois State Development Finance Authority,
    School District #U-46 (RB) (FSA)
    5.000%, 01/01/16                                      1,625           1,638
    5.000%, 01/01/17                                      1,000           1,002
Illinois State Educational Facilities
    Authority (RB)
    4.700%, 03/01/30                                      4,500           4,615
Illinios State Health Facilities Authority,
    Alexian Brothers Health System
    (RB) (FSA)
    5.000%, 01/01/06                                      2,000           2,078
Illinois State (GO)
    5.000%, 06/01/03                                      1,000           1,043
Illinois State Sales Tax, Series S (RB)
    5.000%, 06/15/09                                      2,500           2,612
    5.100%, 06/15/10                                      2,000           2,105
Melrose Park Water,
    Callable 07/01/2008 @ 100 (RB) (MBIA)
    4.700%, 07/01/09                                      1,725           1,740
Metropolitan Pier & Exposition Authority,
    Zero Coupon Bond (RB) (FGIC)
    5.400%, 06/15/15 (B)                                 10,000           4,401
Winnebago County School District #122,
    Harlem-Loves Park, Zero Coupon
    Bond (GO) (FSA)
    5.090%, 01/01/09 (B)                                  1,990           1,268
    5.200%, 01/01/17 (B)                                  3,000           1,202
                                                                    ------------
                                                                         40,833
                                                                    ------------
INDIANA -- 0.5%
Indiana State Bond Bank, Common School
    Fund (RB) (AMBAC)
    5.000%, 02/01/09                                      1,000           1,034
Indiana State Housing Finance Authority,
    Callable 07/01/05 @ 102 (RB)
    6.150%, 07/01/17                                      1,335           1,413
                                                                    ------------
                                                                          2,447
                                                                    ------------
IOWA -- 0.9%
Des Moines, Series C,
    Pre-refunded @ 100 (GO)
    6.900%, 06/01/99 (A)                                    500             503
Iowa State Finance Authority, Single Family
    Mortgages, Series F (RB) (AMBAC)
    5.350%, 07/01/99                                        235             236
Salix Pollution Control, Interstate Power
    Company, Mandatory Put @ 100 (RB)
    4.200%, 01/01/04 (D)                                  3,700           3,744
                                                                    ------------
                                                                          4,483
                                                                    ------------
KANSAS -- 1.0%
Kansas State Development Finance
    Authority (RB) (MBIA)
    5.000%, 11/15/01                                      2,270           2,346
Sedgwick & Shawnee Counties, Single
    Family Mortgages, Series A-2
    (RB) (GNMA)
    6.700%, 06/01/29                                      2,260           2,533
                                                                    ------------
                                                                          4,879
                                                                    ------------


                          10        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
LOUISIANA -- 0.6%
Jefferson County (GO) (FGIC)
    6.150%, 09/01/03                                 $    2,500     $     2,706
                                                                    ------------
MAINE -- 0.2%
Maine State Housing Authority, Series A,
    Callable 02/01/04 @ 102 (RB)
    5.650%, 11/15/20                                      1,000           1,017
                                                                    ------------
MARYLAND -- 1.3%
Anne Arundel County, Water Utility & Sewer
    Improvements (GO)
    6.000%, 02/01/08                                      1,695           1,909
Maryland State & Local Facilities Project,
    Series Z, Callable 06/01/06 @ 100 (GO)
    5.400%, 06/01/07                                      1,000           1,066
Montgomery County,
    Callable 04/01/06 @ 102 (GO)
    5.125%, 04/01/08                                      3,000           3,206
                                                                    ------------
                                                                          6,181
                                                                    ------------
MASSACHUSETTS -- 2.3%
Massachusetts Bay Transportation
    Authority (RB)
    6.250%, 03/01/12                                      1,875           2,166
Massachusetts State Grant
    Anticipation Note (RB)
    5.500%, 12/15/13                                      3,000           3,256
Massachusetts State Health & Educational
    Facilities Authority, Partners Healthcare
    System, Series A (RB) (MBIA)
    5.100%, 07/01/10                                      3,000           3,116
Massachusetts State Housing
    Finance Agency (RB)
    5.350%, 12/01/02                                        500             517
    6.300%, 10/01/13                                      1,000           1,068
Massachusetts State Water Pollution
    Control Abatement Trust (RB)
    5.000%, 02/01/02                                      1,000           1,034
                                                                    ------------
                                                                          11,157
                                                                    ------------
MICHIGAN -- 3.1%
Dexter Community Schools,
    Callable 05/01/08 @ 100 (GO) (FGIC)
    4.700%, 05/01/09                                      2,500           2,548
Jackson County Hospital Finance
    Authority, Series A (RB) (AMBAC)
    5.000%, 06/01/09                                      1,000           1,032
Michigan State Building Authority,
    Callable 10/01/06 @ 102 (RB) (AMBAC)
    5.050%, 10/01/09                                        585             599
Michigan State Housing Development
    Authority, Callable 07/15/04 @ 102
    (RB) (FNMA)
    5.125%, 07/15/08                                      1,980           2,037
Oakland University,
    Callable 05/15/07 @ 100 (RB) (MBIA)
    5.600%, 05/15/10                                      1,000           1,085
Troy School District (GO)
    4.650%, 05/01/06                                      2,000           2,061
Walled Lake Consolidated School District,
    Callable 05/01/07 @ 100 (GO) (MBIA)
    5.300%, 05/01/08                                      2,000           2,123

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Wayne Charter County Airport Revenue,
    Callable 12/01/08 @ 101
    (RB) (AMT) (MBIA)
    5.250%, 12/01/09                                 $    3,000     $     3,163
                                                                    ------------
                                                                         14,648
                                                                    ------------
MINNESOTA -- 2.6%
Anoka County, Resource Recovery,
    Northern States Power (RB)
    4.350%, 12/01/04 (C)                                  2,200           2,196
Bloomington Port Authority, Mall of
    America Project, Series A,
    Callable 02/01/04 @ 100 (RB) (FSA)
    5.450%, 02/01/09                                      1,000           1,022
Dakota County Housing & Redevelopment
    Authority (RB) (MLO)
    4.650%, 02/01/00                                      1,000           1,013
Minneapolis & St. Paul Housing &
    Redevelopment Authority,
    Pre-refunded @ 102 (RB) (MBIA)
    7.400%, 08/15/00 (A)                                    600             644
Minneapolis, Childrens Medical Center,
    Series C, Pre-refunded @ 102 (RB)
    7.000%, 06/01/01 (A)                                  1,000           1,089
Minneapolis, Hennepin Avenue Project,
    Series C (GO)
    6.200%, 03/01/02                                        800             855
Northern Minnesota Municipal Power
    Agency, Series A,
    Pre-refunded @ 102 (RB) (AMBAC)
    5.700%, 01/01/03 (A)                                  2,500           2,710
St. Paul Housing & Redevelopment
    Authority, Callable 08/01/06 @ 102.5
    (RB) (AMBAC)
    6.450%, 02/01/08                                      1,240           1,415
    6.450%, 08/01/08                                      1,275           1,455
                                                                    ------------
                                                                         12,399
                                                                    ------------
MISSISSIPPI -- 0.4%
Mississippi State, Capital Improvements,
    Series B (GO)
    6.000%, 08/01/01                                      2,000           2,110
                                                                    ------------
MISSOURI -- 0.7%
Kansas City School District
    (RB) (MLO) (FGIC)
    6.300%, 02/01/00                                      1,000           1,026
Kansas City School District,
    Callable 02/01/01 @ 102
    (RB) (MLO) (FGIC)
    6.400%, 02/01/02                                      2,000           2,129
                                                                    ------------
                                                                          3,155
                                                                    ------------
NEBRASKA -- 7.6%
Buffalo County Hospital Authority #1,
    Escrowed To Maturity (RB)
    6.375%, 11/01/03                                        120             128
Douglas County Hospital Authority #1
    (RB) (AMBAC)
    4.600%, 09/01/04                                      1,255           1,291
    4.800%, 09/01/08                                      1,500           1,546
    4.900%, 09/01/09                                      1,500           1,546


                          11        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Douglas County Hospital Authority #2,
    Pre-refunded @ 102 (RB)
    7.250%, 11/01/01 (A)                             $    5,000     $     5,523
Douglas County School District #17,
    Millard, Series A,
    Callable 05/15/99 @ 101 (GO) (MBIA)
    5.050%, 05/15/01                                        750             759
Douglas County School District #17,
    Millard, Series B,
    Callable 05/15/99 @ 101 (GO) (MBIA)
    5.000%, 05/15/00                                        500             506
Grand Island Electrical Systems Project,
    Pre-refunded @ 101 (RB)
    6.050%, 09/01/99 (A)                                  1,000           1,022
Lincoln Electric System, Series A (RB)
    5.000%, 09/01/00                                        500             511
Lincoln Waterworks Revenue (RB)
    4.900%, 08/15/03                                      1,000           1,044
Municipal Energy Agency of Nebraska,
    Series A (RB) (AMBAC)
    5.450%, 04/01/02                                        750             787
Municipal Energy Agency of Nebraska,
    Series A, Callable 04/01/02 @ 102
    (RB) (AMBAC)
    5.600%, 04/01/03                                        750             800
Nebraska Educational Finance Authority,
    Concordia University Project,
    Callable 12/15/08 @ 100 (RB)
    5.250%, 12/15/15                                      2,270           2,211
Nebraska Educational Finance Authority,
    Creighton University Project,
    Callable 01/01/06 @ 101 (RB) (AMBAC)
    5.600%, 01/01/07                                      2,500           2,715
Nebraska Investment Finance Authority,
    Catholic Health Initiatives, Series A,
    Callable 12/01/07 @ 101 (RB)
    5.000%, 12/01/09                                      3,000           3,098
Nebraska Investment Finance Authority,
    Nebraska Methodist (RB) (MBIA)
    6.750%, 03/01/01                                      2,000           2,117
Nebraska Public Power District,
    Nuclear Facility Project,
    Callable 01/01/03 @ 102 (RB) (MBIA)
    5.200%, 07/01/00                                      1,000           1,022
Nebraska Public Power District,
    Pre-refunded @ 100 (RB) (MBIA)
    4.900%, 01/01/03 (A)                                  1,500           1,562
Nebraska Public Power District,
    Series A (RB)
    5.500%, 01/01/01                                        500             517
Nebraska Public Power District,
    Series A (RB) (MBIA)
    6.000%, 01/01/04                                      1,385           1,510
Omaha Public Power District,
    Series B (RB)
    5.000%, 02/01/03                                      1,000           1,042
Omaha Sewer Systems (RB)
    5.200%, 01/15/02                                      1,000           1,039
Omaha Northwest Library Facilities
    Corporation, Callable 08/15/07 @ 102
    (RB) (MLO)
    5.250%, 08/15/12                                      2,475           2,619

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Omaha, Pre-refunded @ 102 (GO)
    5.900%, 09/01/01 (A)                             $      500     $       536
Ravenna Industrial Development,
    Cargill Project (RB)
    5.000%, 09/01/00                                        810             827
                                                                    ------------
                                                                         36,278
                                                                    ------------
NEVADA -- 0.4%
Clark County School District, Building &
    Renovation, Series B,
    Callable 06/15/07 @ 101 (GO) (FGIC)
    5.750%, 06/15/08                                      1,000           1,101
Washoe County School District,
    Callable 08/01/02 @ 101 (GO) (MBIA)
    5.700%, 08/01/03                                      1,000           1,067
                                                                    ------------
                                                                          2,168
                                                                    ------------
NEW JERSEY -- 1.5%
New Jersey State (GO)
    5.000%, 07/15/01                                      2,000           2,066
    5.900%, 08/01/02                                      1,000           1,070
New Jersey State Transportation Trust
    Fund Authority, Series B (RB) (MBIA)
    5.000%, 06/15/04                                      2,830           2,975
New Jersey State Turnpike Authority,
    Series A, Callable 01/01/01 @ 102
    (RB) (AMBAC)
    6.750%, 01/01/08                                      1,000           1,067
                                                                    ------------
                                                                          7,178
                                                                    ------------
NEW MEXICO -- 0.1%
Farmington Utility Systems,
    Escrowed to Maturity (RB)
    10.000%, 01/01/02                                       350             380
                                                                    ------------
NEW YORK -- 3.9%
Hempstead Town Industrial Development
    Agency, Callable 12/01/06 @ 102 (RB)
    5.000%, 12/01/08                                      2,000           2,092
Middletown School District (GO) (FGIC)
    5.000%, 11/01/05                                      3,000           3,168
Nassau County, General Improvements,
    Series V (GO) (AMBAC)
    5.150%, 03/01/04                                      2,000           2,108
New York City Transitional Finance Authority,
    Series C, Callable 05/01/08 @ 101 (RB)
    4.750%, 05/01/11                                      1,605           1,616
New York State Municipal Assistance
    Corporation, Series I (RB)
    6.250%, 07/01/05                                      1,500           1,677
New York State Dormitory Authority
    (RB) (FSA)
    4.750%, 07/01/08                                      4,425           4,545
New York State Dormitory Authority,
    Columbia University Project,
    Callable 07/01/08 @ 101 (RB)
    5.500%, 07/01/09                                      1,000           1,093
New York State Dormitory Authority,
    Manhattan College Project,
    Callable 07/01/02 @ 102 (RB)
    6.100%, 07/01/04                                      1,000           1,074


                          12        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
New York State Environmental Facilities
    Corporation, Pollution Control Revenue,
    Callable 11/15/04 @102 (RB)
    6.400%, 05/15/06                                 $    1,250     $     1,412
                                                                    ------------
                                                                         18,785
                                                                    ------------
NORTH CAROLINA -- 0.3%
North Carolina Medical Care Commission,
    Duke University Health Systems,
    Series B (RB)
    4.500%, 06/01/07                                      1,350           1,366
                                                                    ------------
NORTH DAKOTA -- 0.7%
Grand Forks, United Hospital
    Obligated Group (RB) (MBIA)
    6.000%, 12/01/00                                      1,000           1,041
North Dakota State Building Authority,
    Pre-refunded @ 100
    (RB) (MLO) (AMBAC)
    7.400%, 06/01/00 (A)                                  1,000           1,047
North Dakota State Industrial Commission,
    Lignite Program, Series A (RB)
    5.750%, 11/15/05                                      1,000           1,073
North Dakota State Student Loan (RB)
    6.100%, 07/01/01                                         25              26
North Dakota State Student Loan,
    Callable 05/24/99 @ 103 (RB) (AMBAC)
    6.900%, 07/01/01                                          5               5
                                                                    ------------
                                                                          3,192
                                                                    ------------
OHIO -- 3.4%
Butler County Transportation Improvement
    District, Series A (RB) (FSA)
    5.500%, 04/01/08                                      3,000           3,262
Franklin County Health Care, Friendship
    Village, Callable 08/15/08 @ 102 (RB)
    5.250%, 08/15/18                                      2,000           1,883
Lorain County Hospital Revenue, Catholic
    Healthcare Partners, Series B,
    Callable 09/01/07 @ 102 (RB) (MBIA)
    5.375%, 09/01/09                                      1,000           1,071
Mahoning County Hospital Facilities Revenue,
    Series A (RB) (MBIA)
    4.800%, 11/15/09                                      2,145           2,182
Ohio State Building Authority, Juvenile
    Correctional Facilities Project
    (RB) (MLO) (AMBAC)
    5.900%, 10/01/03                                      1,000           1,085
Ohio State Building Authority, Adult
    Correctional Facilities Project
    (RB) (MLO) (MBIA)
    5.500%, 10/01/04                                      1,000           1,076
Ohio State Infrastructure Improvement (RB)
    5.500%, 08/01/07                                      1,400           1,531
Ohio State Water Development
    Authority (RB) (AMBAC)
    5.250%, 06/01/06                                      2,000           2,134
Ohio State Water Development
    Authority (RB) (MBIA)
    6.000%, 12/01/00                                      2,000           2,086
                                                                    ------------
                                                                         16,310
                                                                    ------------

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
OKLAHOMA -- 1.2%
Tulsa Metropolitan Utility Authority,
    Callable 09/01/05 @ 102 (RB)
    5.600%, 09/01/06                                 $    1,000     $     1,091
Oklahoma County Housing Finance
    Authority, Pre-refunded @ 56.915,
    Zero Coupon Bond (RB)
    5.740%, 03/01/06 (A) (B)                              3,690           1,554
Oklahoma Housing Finance Agency
    (RB) (FNMA)
    5.500%, 11/01/25                                      3,000           3,150
                                                                    ------------
                                                                          5,795
                                                                    ------------
OREGON -- 2.5%
Lane County School District #19, Springfield,
    Pre-refunded @ 101 (GO) (MBIA)
    5.900%, 10/15/04 (A)                                  1,000           1,107
Polk, Marion & Benton Counties, School
    District #13-J (GO) (FGIC)
    5.500%, 12/01/04                                      1,015           1,097
Portland Community College District,
    Series A, Pre-refunded @ 100 (GO)
    6.000%, 07/01/02 (A)                                    500             535
Washington County,
    Pre-refunded @ 100 (GO)
    5.625%, 12/01/04 (A)                                    900             979
Washington County Unified Sewer Agency,
    Pre-refunded @ 100 (RB) (AMBAC)
    6.125%, 10/01/04 (A)                                  5,000           5,549
Yamhill County School District #40 (GO) (FGIC)
    5.375%, 06/01/04                                      1,000           1,069
    5.375%, 06/01/05                                      1,350           1,450
                                                                    ------------
                                                                         11,786
                                                                    ------------
PENNSYLVANIA -- 2.7%
Erie County Prison Authority,
    Pre-refunded @ 100
    (RB) (MLO) (MBIA)
    6.600%, 11/01/01 (A)                                  1,000           1,074
    6.700%, 11/01/01 (A)                                  1,000           1,076
Governor Mifflin School District,
    School Improvements,
    Pre-refunded @ 100 (GO) (AMBAC)
    6.500%, 02/01/02 (A)                                  2,000           2,149
Northumberland County, Commonwealth
    Lease, Pre-refunded @ 100
    (RB) (MLO) (MBIA)
    6.600%, 10/15/01 (A)                                  1,000           1,073
Pennsylvania State (GO) (AMBAC)
    5.125%, 09/15/03                                      5,000           5,267
Seneca Valley School District, Series A,
    Callable 07/01/08 @ 100 (GO) (FGIC)
    4.650%, 07/01/09                                      2,500           2,532
                                                                    ------------
                                                                         13,171
                                                                    ------------
PUERTO RICO -- 0.6%
Puerto Rico Commonwealth (GO) (MBIA)
    6.000%, 07/01/14                                      1,605           1,832
Puerto Rico Electric Power Authority,
    Series A (RB) (MBIA)
    6.000%, 07/01/06                                      1,000           1,120


                          13        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Puerto Rico Housing Finance Corporation,
    Single Family Mortgages
    (RB) (AMT) (GNMA)
    6.000%, 02/01/02                                 $      110     $       114
Puerto Rico Housing Finance Corporation,
    Single Family Mortgages (RB) (GNMA)
    5.800%, 10/15/00                                         10              10
                                                                    ------------
                                                                          3,076
                                                                    ------------
RHODE ISLAND -- 1.4%
Rhode Island State, Consolidated Capital
    Development, Series B,
    Pre-refunded @ 102 (GO)
    6.125%, 05/15/00 (A)                                  5,200           5,464
Rhode Island Depositors Economic
    Protection Corporation (RB) (FSA)
    6.250%, 08/01/03                                      1,000           1,091
                                                                    ------------
                                                                          6,555
                                                                    ------------
SOUTH CAROLINA -- 0.5%
Piedmont Municipal Power Agency,
    Electric Revenue (RB) (FGIC)
    6.250%, 01/01/04                                      2,350           2,527
                                                                    ------------
SOUTH DAKOTA -- 0.1%
Sioux Falls (COP) (MLO)
    6.450%, 08/01/01                                        500             531
                                                                    ------------
TENNESSEE -- 1.5%
Chattanoga Health, Education & Housing
    Facilities Authority, Catholic Health
    Initiatives, Series A (RB)
    5.500%, 12/01/07                                      1,000           1,081
Memphis (GO)
    5.250%, 10/01/12                                        725             767
Nashville & Davidson Counties Water &
    Sewer (RB) (MBIA)
    6.000%, 01/01/04                                      2,000           2,178
Shelby County Health, Educational &
    Housing Facilities Authority,
    Callable 04/01/08 @ 101 (RB) (MBIA)
    5.500%, 04/01/09                                      3,000           3,232
                                                                    ------------
                                                                          7,258
                                                                    ------------
TEXAS -- 6.4%
Abilene Health Facilities Development,
    Sears Methodist Retirement, Series A (RB)
    5.100%, 11/15/05                                      1,115           1,116
    5.250%, 11/15/06                                      1,175           1,179
    5.300%, 11/15/07                                      1,000             997
    5.350%, 11/15/08                                      1,300           1,305
Austin Electric, Waterworks & Sewer,
    Pre-refunded @ 100 (RB)
    6.600%, 10/01/99 (A)                                    365             371
Dallas (GO)
    6.500%, 02/15/03                                      3,000           3,283
Dallas County, Callable 02/15/01 @ 100 (GO)
    6.400%, 08/15/03                                        750             786
Galveston County Special Tax Revenue
    (RB) (MBIA)
    6.400%, 02/01/05                                        185             194
Galveston County Special Tax Revenue,
    Escrowed to Maturity (RB) (MBIA)
    6.400%, 02/01/05                                        315             354
Garland School District (GO) (PSFG)
    8.000%, 02/15/01                                      1,000           1,078

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Houston Housing Finance Corporation (RB)
    8.000%, 06/01/14                                 $    2,000     $     2,113
Irving Independent School District, Series A,
    Zero Coupon Bond (GO) (PSFG)
    5.000%, 02/15/09 (B)                                  6,190           3,936
Katy Independent School District, Zero
    Coupon Bond (GO) (PSFG)
    4.730%, 08/15/09 (B)                                  1,805           1,122
Lubbock Independent School District,
    Pre-refunded @ 100 (GO) (PSFG)
    6.375%, 08/15/00 (A)                                    725             755
Richardson Independent School District
    (GO) (PSFG)
    5.000%, 02/15/03                                      5,000           5,212
Texas State Correctional Facilities,
    Liberty & Johnson Counties Project,
    Pre-refunded @ 100 (RB) (MBIA)
    6.850%, 09/15/01 (A)                                  1,000           1,076
Texas State Public Finance Authority,
    Series A (RB)
    6.500%, 10/01/04                                      5,000           5,617
                                                                    ------------
                                                                         30,494
                                                                    ------------
UTAH -- 1.5%
Intermountain Power Agency (RB) (FSA)
    5.250%, 07/01/03                                      1,000           1,054
Intermountain Power Agency,
    Pre-refunded @ 102 (RB)
    7.300%, 04/05/99 (A)                                    500             512
Nebo School District,
    Callable 04/01/01 @ 100 (GO) (FGIC)
    5.500%, 04/01/04                                        500             515
Salt Lake County Municipal Building
    Authority, Series A (RB) (MLO)
    6.000%, 10/01/03                                        525             568
Salt Lake County Municipal Building
    Authority, Series A-1 (RB) (MLO)
    6.000%, 10/01/01                                        475             501
Utah State Housing Finance Agency,
    Single Family Mortgages (RB) (AMBAC)
    6.300%, 01/01/18                                      1,180           1,258
Utah State Housing Finance Agency,
    Single Family Mortgages (RB) (FHA) (VA)
    6.350%, 01/01/02                                        110             114
    5.650%, 07/01/06                                        585             616
    5.950%, 07/01/08                                      2,130           2,241
                                                                    ------------
                                                                          7,379
                                                                    ------------
VIRGINIA -- 2.1%
Fairfax County, Public Improvements,
    Callable 06/01/05 @ 102 (GO)
    5.000%, 06/01/06                                      2,000           2,118
Portsmouth, Callable 08/01/07 @ 101
    (GO) (FGIC)
    4.700%, 08/01/09                                      2,655           2,712
Riverside Regional Jail Authority,
    Callable 07/01/05 @ 102 (RB) (MBIA)
    5.700%, 07/01/08                                      2,000           2,177
Virginia State Housing Development
    Authority, Series D (RB)
    6.100%, 01/01/14                                      1,110           1,179
Virginia State Housing Development
    Authority, Series H (RB)
    6.200%, 07/01/04                                      1,000           1,060


                          14        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Virginia State Peninsula Regional
    Jail Authority (RB) (MBIA)
    5.300%, 10/01/09                                 $    1,000     $     1,054
                                                                    ------------
                                                                         10,300
                                                                    ------------

WASHINGTON -- 11.8%
Clark County Public Utility District #1,
    Callable 01/01/01 @ 102 (RB) (FGIC)
    6.100%, 01/01/02                                        750             793
Clark County School District #37,
    Callable 12/01/02 @ 100 (GO)
    6.100%, 12/01/04                                      1,000           1,074
Conservation & Renewable Energy Systems,
    Washington Conservation Project (RB)
    5.650%, 10/01/03                                        700             750
Grant County Public Utility District #2 (RB)
    5.750%, 01/01/02                                        670             703
Island County School District #206,
    Callable 12/01/04 @ 100 (GO) (AMBAC)
    5.750%, 12/01/06                                        700             756
King County Public Hospital District #4 (RB)
    5.400%, 06/01/00                                        500             511
    5.800%, 12/01/03                                        910             964
King County School District #403,
    Pre-refunded @ 101 (GO)
    6.050%, 12/01/02 (A)                                    875             951
King County School District #408 (GO)
    6.200%, 12/01/02                                        515             557
King County School District #415 (GO)
    5.750%, 12/01/01                                        950           1,001
King County School District #415,
    Pre-refunded @ 100 (GO) (AMBAC)
    6.450%, 06/01/04 (A)                                    920           1,028
King County, Pre-refunded @ 100 (GO)
    6.900%, 12/01/00 (A)                                    500             528
King County, Series B,
    Callable 12/01/07 @ 102 (GO)
    5.850%, 12/01/13                                      3,000           3,319
Kitsap County School District #401,
    Callable 12/01/02 @ 101 (GO)
    6.625%, 12/01/08                                        750             828
Kitsap County School District #402,
    Callable 05/24/99 @ 100 (GO)
    7.400%, 12/01/99                                        115             115
Pierce County School District #320 (GO)
    6.000%, 12/01/06                                      1,000           1,090
Pierce County School District #401,
    Series A (GO)
    5.950%, 12/01/01                                        640             676
Pierce County School District #403,
    Callable 12/01/01 @ 100 (GO)
    6.200%, 12/01/02                                      1,285           1,359
Pierce County School District #403,
    Callable 12/01/02 @ 100 (GO)
    6.350%, 12/01/04                                        500             539
Pierce County Sewer Improvements (RB)
    5.000%, 02/01/02                                        500             502
Port Tacoma, Series A (GO)
    6.300%, 06/01/01                                        790             833
Seattle Parking Facility, Zero
    Coupon Bond (GO)
    5.000%, 12/15/13 (B)                                  2,140           1,041
Seattle Solid Waste,
    Callable 05/01/99 @ 102 (GO)
    7.000%, 05/01/00                                        500             511

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Snohomish County Housing Authority,
    Callable 04/01/06 @ 100 (RB)
    6.300%, 04/01/16                                 $    1,035     $     1,095
Snohomish County Public Utilities District #1,
    Callable 11/01/99 @ 100 (GO)
    5.850%, 11/01/17                                      1,000           1,001
Snohomish County Public Utilities
    District #1, Series A (GO)
    6.800%, 01/01/05                                      2,000           2,131
Snohomish County Public Utilities
    District #1, Series B (GO)
    6.700%, 01/01/03                                      1,000           1,064
Snohomish County School District #2,
    Series A, Callable 06/01/01 @ 100 (GO)
    6.700%, 06/01/02                                      1,200           1,269
Snohomish County School District #2,
    Callable 12/01/03 @ 102 (GO) (MBIA)
    6.000%, 12/01/06                                        850             934
Snohomish County School District #2,
    Pre-refunded @ 102 (GO) (MBIA)
    6.000%, 12/01/03 (A)                                    950           1,054
Snohomish County School District #6 (GO)
    6.250%, 12/01/01                                        900             960
Snohomish County School District #6,
    Pre-refunded @ 100 (GO)
    6.800%, 06/01/01 (A)                                    900             960
Snohomish County Solid Waste,
    Pre-refunded @ 102 (GO) (MBIA)
    6.800%, 12/01/01 (A)                                    650             715
South Columbia Basin (GO)
    5.800%, 12/01/01                                        500             528
Spokane County School District #356,
    Zero Coupon Bond (GO) (FGIC)
    5.030%, 12/01/14 (B)                                  8,690           3,972
Spokane County School District #81 (GO)
    5.900%, 12/01/02                                      1,000           1,074
Spokane County Sewer Revenue,
    Callable 06/01/02 @ 100 (RB)
    6.150%, 06/01/05                                      1,470           1,567
Spokane County Regional Solid
    Waste Management,
    Callable 12/01/02 @ 102 (RB) (AMBAC)
    6.400%, 12/01/03                                        800             877
Tacoma Electric System Revenue,
    Callable 01/01/02 @ 102 (RB) (AMBAC)
    6.000%, 01/01/06                                      1,400           1,500
Tacoma, Series A,
    Callable 07/01/02 @ 100 (GO)
    5.900%, 07/01/03                                        600             636
Tacoma Utility Revenue,
    Pre-refunded @ 101 (RB) (AMBAC)
    6.800%, 12/01/99 (A)                                    465             481
Tacoma Utility Revenue,
    Pre-refunded @ 101 (RB) (MBIA)
    6.200%, 12/01/01 (A)                                    575             618
Thurston County School District #111,
    Pre-refunded @ 100 (GO)
    6.700%, 12/01/02 (A)                                  1,000           1,100
Washington Public Power Supply System,
    Nuclear Project #2, Series A (RB)
    5.000%, 07/01/05                                      3,300           3,440
Washington Public Power Supply System,
    Nuclear Project #2, Series A
    (RB) (AMBAC)
    5.700%, 07/01/11                                      1,000           1,077


                          15        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Washington Public Power Supply System,
    Nuclear Project #2,
    Pre-refunded @ 102 (RB)
    7.500%, 01/01/01 (A)                             $    3,000     $     3,253
Washington Public Power Supply System,
    Nuclear Project #3, Series B (RB)
    5.250%, 07/01/03                                      1,090           1,144
Washington State, Hearthstone Project,
    Callable 01/01/05 @ 102 (RB)
    6.000%, 01/01/10                                        810             889
Washington State (GO)
    6.200%, 09/01/01                                      1,000           1,060
    5.300%, 10/01/01                                      1,000           1,042
Washington State, Callable 04/01/01 @ 102
    (COP) (MLO)
    6.800%, 04/01/05                                        705             756
Washington State, Single Family Mortgages
    (RB) (GNMA) (FNMA)
    6.700%, 07/01/02                                        205             214
                                                                    ------------
                                                                         56,840
                                                                    ------------
WEST VIRGINIA -- 0.4%
West Virginia State (GO) (FGIC)
    4.400%, 06/01/05                                      2,000           2,039
                                                                    ------------
WISCONSIN -- 1.9%
Milwaukee County,
    Callable 09/01/02 @ 100 (GO)
    5.550%, 09/01/03                                      1,700           1,793
Milwaukee County, Series A,
    Callable 09/01/02 @ 100 (GO)
    5.875%, 09/01/07                                        500             532
Mount Pleasant,
    Callable 10/01/00 @ 100 (GO)
    6.300%, 10/01/03                                        735             764
Racine School District,
    Pre-refunded @ 100 (GO) (AMBAC)
    6.500%, 04/01/99 (A)                                    250             250
Wisconsin State Housing & Economic
    Development Authority, Series A (GO)
    5.000%, 11/01/01                                      1,585           1,618
Wisconsin State, Pre-refunded @ 101 (GO)
    6.000%, 05/01/00 (A)                                    500             520
Wisconsin State Health & Education Facilities
    Authority, Monroe Clinic (RB)
    4.450%, 02/15/06                                        925             914
    4.700%, 02/15/09                                      1,060           1,041
Wisconsin State Health & Education Facilities
    Authority, Aurora Health Care, Series A,
    Callable 02/15/09 @ 101 (RB)
    5.500%, 02/15/20                                      1,500           1,477
                                                                    ------------
                                                                          8,909
                                                                    ------------
WYOMING -- 0.3%
Sweetwater County, Pacific Power & Light
    Project, Pre-refunded @ 100 (RB)
    6.500%, 12/01/01 (A)                                    700             751
Wyoming Community Development Authority,
    Single Family Mortgages (RB) (FHA) (VA)
    6.200%, 06/01/99                                        500             501
                                                                    ------------
                                                                          1,252
                                                                    ------------

TOTAL MUNICIPAL BONDS
    (Cost $459,382)                                                     475,839
                                                                    ------------

INTERMEDIATE TAX FREE FUND (CONCLUDED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 1.6%
First American Tax Free Obligations
    Fund (E)                                          7,578,422     $     7,578
                                                                    ------------

TOTAL RELATED PARTY MONEY MARKET FUND
    (Cost $7,578)                                                         7,578
                                                                    ------------

TOTAL INVESTMENTS -- 100.7%
    (Cost $466,960)                                                     483,417
                                                                    ------------
OTHER ASSETS AND LIABILITIES, NET -- (0.7%)                              (3,552)
                                                                    ------------

NET ASSETS:
Portfolio Capital--Class-A
    ($.0001 par value --2 billion authorized)
    based on 1,083,012 outstanding shares                                11,756
Portfolio Capital--Class-Y
    ($.0001 par value--2 billion authorized)
    based on 43,196,665 outstanding shares                              451,595
Distributions in excess of net investment income                            (40)
Accumulated net realized gain on investments                                 97
Net unrealized appreciation of investments                               16,457
                                                                    ------------
TOTAL NET ASSETS -- 100.0%                                          $   479,865
                                                                    ------------
Net asset value and redemption
    price per share--Class-A                                        $     10.85
Maximum sales charge of 2.50% (F)                                          0.28
                                                                    ------------
Offering price per share--Class-A                                   $     11.13
                                                                    ------------
Net asset value, offering price, and redemption
    price per share--Class-Y                                        $     10.84
                                                                    ------------

(A) Pre-refunded Security--Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date indicated. The pre-refunded date is shown as the maturity date on the Statement of Net Assets.

(B) The rate shown is the effective yield at the time of purchase.

(C) At March 31, 1999, the cost of securities purchased on a when-issued basis were: Leon County, Florida, $2,045,120 and Anoka County, Minnesota, $2,200,000.

(D) Mandatory Put Security--the mandatory put date is shown as the maturity date on the Statement of Net Assets.

(E) This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this Fund. See also the notes to the financial statements.

(F) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.

AMBAC--American Municipal Bond Assurance Company
AMT--Alternative Minimum Tax
CMI--California Mortgage Insurance
COP--Certificates of Participation
FGIC--Financial Guaranty Insurance Corporation
FHA--Federal Housing Authority
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance
GNMA--Government National Mortgage Association
GO--General Obligation
MBIA--Municipal Bond Insurance Association
MLO--Municipal Lease Obligation
PSFG--Permanent School Fund Guaranty
RB--Revenue Bond
VA--Veterans Administration

The accompanying notes are an integral part of the financial statements.


                          16        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

MINNESOTA INTERMEDIATE TAX FREE FUND

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 100.0%
MINNESOTA -- 98.2%
Anoka County (GO)
    5.550%, 02/01/05                                 $    2,000     $     2,082
Anoka County Capital Improvements (GO)
    4.550%, 01/01/11                                      1,960           1,921
Anoka County Resource Recovery,
    Northern States Power (RB)
    4.400%, 12/01/05 (A)                                  2,300           2,290
Anoka County Resource Recovery,
    Northern States Power,
    Callable 12/01/99 @ 102 (RB)
    6.850%, 12/01/01                                      1,000           1,042
Anoka-Hennepin School District #11,
    Callable 02/01/03 @ 100 (GO) (FGIC)
    4.875%, 02/01/07                                      3,300           3,379
Anoka-Hennepin School District #11,
    Series C (GO) (FGIC)
    4.600%, 02/01/01                                      3,000           3,060
Bass Brook, Minnesota Power & Light,
    Pollution Control (RB)
    6.875%, 12/01/02                                      2,000           2,048
Becker Tax Increment, Series D,
    Callable 08/01/04 @ 100
    (GO) (AMT) (MBIA)
    6.000%, 08/01/07                                      3,955           4,053
Bemidji Independent School District #031,
    Callable 04/01/07 @ 100 (GO) (FSA)
    5.000%, 04/01/19                                      3,000           3,002
Bloomington Port Authority,
    Callable 03/01/00 @ 100 (GO)
    6.000%, 03/01/03                                      1,800           1,842
Bloomington Port Authority, Mall of America
    Project, Series A (RB) (FSA)
    5.000%, 02/01/01                                      1,090           1,116
    5.000%, 02/01/02                                      1,585           1,636
Bloomington Port Authority, Mall of America
    Project, Series A,
    Callable 02/01/04 @ 100 (RB) (FSA)
    5.450%, 02/01/09                                      3,405           3,479
Burnsville Independent School
    District #191 (GO) (MSDCEP)
    5.000%, 02/01/08                                      1,355           1,427
Burnsville Independent School District #191,
    Callable 02/01/05 @ 100 (GO) (FSA)
    6.200%, 02/01/17                                      1,000           1,097
Burnsville Independent School District #191,
    Callable 02/01/08 @ 100 (GO) (MSDCEP)
    5.000%, 02/01/09                                      1,225           1,282
Chaska Independent School District #112
    (GO) (MSDCEP)
    4.800%, 02/01/10                                      2,220           2,269
Chaska Independent School District #112,
    Series A (GO) (MSDCEP)
    4.600%, 02/01/07                                      1,835           1,880
Coon Rapids Multifamily Housing,
    Woodland North Apartments,
    Callable 12/01/03 @ 100 (RB) (FHA)
    5.625%, 12/01/09                                        425             439
Coon Rapids Single Family Mortgages,
    Callable 09/01/04 @ 102 (RB)
    5.900%, 09/01/06                                        665             695

MINNESOTA INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Dakota County Capital Improvements (GO)
    4.750%, 02/01/09 (A)                             $    1,000     $     1,018
    4.850%, 02/01/10 (A)                                  1,000           1,017
Dakota County Housing & Redevelopment
    Authority (RB) (MLO)
    4.950%, 02/01/02                                      1,000           1,034
Dakota County Housing & Redevelopment Authority,
    Callable 04/01/05 @ 102 (RB)
    (AMT) (FNMA) (GNMA)
    6.000%, 10/01/14                                      1,275           1,318
Dakota County Housing & Redevelopment
    Authority, Callable 10/01/07 @ 101.5
    (RB) (AMT) (GNMA)
    5.125%, 10/01/20                                      1,355           1,386
Dakota County Housing & Redevelopment
    Authority, Single Family Mortgages,
    Callable 05/24/99 @ 103
    (RB) (FHA) (GNMA) (VA)
    7.250%, 03/01/06                                        305             312
Dakota County Housing & Redevelopment
    Authority, Single Family Mortgages,
    Callable 04/01/04 @ 102
    (RB) (AMT) (FNMA)
    6.250%, 10/01/04                                        705             738
Dakota, Washington & Stearns Counties
    Housing & Redevelopment Authority,
    Single Family Mortgages,
    Callable 03/01/04 @ 102
    (RB) (AMT) (FNMA)
    6.000%, 09/01/04                                        350             367
    6.500%, 09/01/10                                        460             488
Duluth Economic Development Authority,
    Health Care Facility,
    Callable 11/01/02 @ 102 (RB) (AMBAC)
    6.100%, 11/01/04                                        650             705
Duluth Economic Development Authority,
    Health Care Facility, Escrowed to
    Maturity (RB) (AMBAC)
    6.100%, 11/01/04                                        250             277
Eden Prairie Water & Sewer, Series A,
    Zero Coupon Bond (GO)
    4.700%, 12/01/06 (B)                                  2,090           1,507
Faribault Independent School
    District #656 (GO) (FSA)
    4.625%, 06/01/07                                      1,525           1,570
Forest Lake Independent School District
    #831, Callable 02/01/08 @ 100 (GO)
    5.000%, 02/01/09                                      1,500           1,571
Fridley School District #14,
    Callable 02/01/05 @ 100 (GO) (FSA)
    5.350%, 02/01/26                                      5,000           5,090
Hastings Health Care Facility,
    Callable 09/15/08 @ 100 (RB) (ACA)
    5.000%, 09/15/13                                        500             494
Hastings Independent School District #200,
    Callable 02/01/08 @ 100 (GO) (MSDCEP)
    5.000%, 02/01/11                                      1,095           1,130
Hastings Independent School District #200,
    Series A, Callable 02/01/08 @ 100 (GO)
    5.000%, 02/01/10                                      1,625           1,688
Hennepin County Lease Revenue (COP) (MLO)
    4.650%, 11/15/08                                      1,275           1,307


                          17        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

MINNESOTA INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Hennepin County Lease Revenue,
    Callable 11/15/08 @ 100 (COP) (MLO)
    5.375%, 11/15/09                                 $    2,280     $     2,449
Hopkins Independent School
    District #270, Series A,
    Callable 02/01/03 @ 100 (GO) (MBIA)
    4.800%, 02/01/05                                      2,000           2,056
Lakeville Independent School District #194,
    Callable 02/01/09 @ 100 (GO)
    5.000%, 02/01/16                                      2,500           2,517
Lakeville Independent School District #194,
    Series A, Callable 02/01/08 @ 100
    (GO) (MSDCEP)
    5.125%, 02/01/22                                      6,000           5,956
Mankato Independent School District #77,
    Series A, Callable 02/01/04 @ 100
    (GO) (FSA)
    5.100%, 02/01/07                                      1,000           1,039
Minneapolis, Sales Tax,
    Callable 04/01/02 @ 102 (RB)
    6.150%, 10/01/05                                      2,400           2,601
Minneapolis, Series B,
    Callable 09/01/05 @ 100 (GO)
    5.050%, 03/01/06                                      6,000           6,343
Minneapolis, Series C,
    Pre-refunded @ 100 (GO)
    6.250%, 03/01/02 (C)                                  1,000           1,071
    6.350%, 03/01/02 (C)                                  1,200           1,288
Minneapolis & St. Paul Housing &
    Redevelopment Authority, Health
    One Obligated Group,
    Callable 08/15/00 @ 102 (RB) (MBIA)
    7.300%, 08/15/01                                      1,000           1,072
Minneapolis & St. Paul Housing &
    Redevelopment Authority, Healthspan,
    Series A, Callable 11/15/03 @ 102
    (RB) (AMBAC)
    5.000%, 11/15/07                                      2,000           2,080
    5.000%, 11/15/13                                      2,000           2,013
Minneapolis & St. Paul Housing Finance
    Board, Single Family Mortgages,
    Phase VI, Series A,
    Callable 05/24/99 @ 102 (RB)
    7.700%, 08/01/00                                        105             107
Minneapolis & St. Paul Housing Finance
    Board, Single Family Mortgages,
    Series A, Callable 06/01/99 @ 102
    (RB) (AMT) (FHA) (GNMA) (VA)
    7.875%, 12/01/12                                        240             245
Minneapolis & St. Paul Metropolitan Airports
    Commission (RB) (AMT) (AMBAC)
    5.500%, 01/01/07                                      2,140           2,300
Minneapolis & St. Paul Metropolitan Airports
    Commission, Callable 01/01/08
    (RB) (AMT) (AMBAC)
    5.500%, 01/01/09                                      2,500           2,681
Minneapolis & St. Paul Metropolitan Airports
    Commission, Series 8,
    Callable 01/01/02 @ 100 (RB) (AMT)
    6.100%, 01/01/03                                      1,500           1,588
    6.350%, 01/01/04                                      2,500           2,656

MINNESOTA INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Minneapolis & St. Paul Metropolitan Airports
    Commission, Series 10,
    Callable 01/01/03 @ 100 (RB)
    5.000%, 01/01/05                                 $    1,000     $     1,036
Minneapolis Community Development Agency
    (RB) (MBIA)
    7.000%, 03/01/01                                      2,000           2,127
Minneapolis Community Development
    Agency, Zero Coupon Bond (RB) (MBIA)
    6.240%, 03/01/02 (B)                                  5,000           4,482
Minneapolis Health Care Facilities Authority,
    Fairview Hospital & Healthcare,
    Callable 11/15/03 @ 102 (RB) (MBIA)
    5.100%, 11/15/05                                      1,000           1,059
Minneapolis Health Care Facilities Authority,
    Fairview Hospital & Healthcare,
    Series A (RB) (MBIA)
    4.800%, 11/15/02                                      1,000           1,034
Minneapolis Mortgage Revenue,
    Zero Coupon Bond,
    Callable 10/01/05 @ 100 (RB)
    7.103%, 10/01/12 (B)                                  2,950           1,272
Minneapolis Special School District #1
    (GO) (MSDCEP)
    5.000%, 02/01/04                                      3,375           3,540
Minneapolis Special School District #1,
    Series A (COP) (MLO)
    4.375%, 02/01/07                                      1,400           1,418
Minneapolis Special School District #1,
    Series A, Callable 02/01/06 @ 100
    (COP) (MLO) (MBIA)
    5.900%, 02/01/11                                      2,150           2,340
Minneapolis Special School District #1,
    Series B, Callable 02/01/03 @ 100
    (COP) (MLO) (AMBAC)
    5.400%, 02/01/04                                      2,000           2,107
    5.500%, 02/01/05                                      2,000           2,106
Minnesota State,
    Callable 08/01/07 @ 100 (GO)
    4.800%, 08/01/11                                      2,710           2,762
    4.850%, 08/01/12                                      5,420           5,513
Minnesota State,
    Pre-refunded @ 100 (GO)
    5.750%, 08/01/02 (C)                                  5,000           5,322
Minnesota State Agricultural & Economic
    Development Board, Fairview Hospital
    Project (RB) (MBIA)
    5.400%, 11/15/08                                      1,000           1,074
    5.750%, 11/15/26                                      2,000           2,126
Minnesota State Agricultural & Economic
    Development Board, Fairview
    Hospital Project, Series A,
    Callable 11/15/07 @ 102 (RB) (MBIA)
    5.500%, 11/15/17                                      1,500           1,571
Minnesota State Higher Educational Facilities
    Authority, Augsburg College (RB)
    4.500%, 10/01/06                                        505             502
    4.850%, 10/01/09                                        520             518
Minnesota State Higher Educational Facilities
    Authority, Augsburg College,
    Callable 10/01/09 @ 100 (RB)
    5.000%, 10/01/11                                        500             496
    5.000%, 10/01/12                                        500             493


                          18        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

MINNESOTA INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Minnesota State Higher Educational Facilities
    Authority, St. Benedict College,
    Callable 03/01/07 @ 100 (GO)
    4.875%, 03/01/08                                 $    1,000     $     1,006
    5.100%, 03/01/11                                      2,885           2,890
Minnesota State Housing Finance Agency,
    Rental Housing, Series D (RB) (MBIA)
    4.650%, 02/01/00                                      1,665           1,675
    5.050%, 08/01/03                                        835             861
    5.150%, 08/01/04                                        820             851
Minnesota State Housing Finance Agency,
    Rental Housing, Series D,
    Callable 02/01/05 @ 102 (RB) (MBIA)
    5.450%, 08/01/07                                      2,525           2,655
Minnesota State Housing Finance Agency,
    Single Family Mortgages, Series C,
    Callable 01/01/01 @ 102 (RB) (FHA) (VA)
    6.600%, 07/01/02                                        705             738
Minnesota State Housing Finance Agency,
    Single Family Mortgages,
    Series D (RB) (AMBAC)
    4.500%, 07/01/01                                      1,990           2,015
Minnesota State Housing Finance Agency,
    Single Family Mortgages, Series D,
    Callable 01/01/04 @ 102 (RB) (AMBAC)
    4.800%, 07/01/04                                      3,385           3,459
Minnesota State Public Facilities Authority,
    Water Pollution Control (RB)
    5.000%, 03/01/06                                      1,490           1,574
Minnesota State Public Facilities Authority,
    Water Pollution Control, Series A,
    Callable 03/01/08 @ 100 (RB)
    4.500%, 03/01/10                                      5,000           5,014
Minnesota State Public Facilities Authority,
    Water Pollution Control, Series B,
    Callable 03/01/01 @ 102 (RB)
    6.350%, 03/01/03                                        500             533
New Hope Housing & Health Care Facilities,
    Masonic Home North Ridge (RB)
    5.000%, 03/01/04                                        330             329
    5.100%, 03/01/05                                        550             550
    5.200%, 03/01/06                                        645             644
    5.300%, 03/01/07                                        685             684
New Hope Housing & Health Care Facilities,
    Masonic Home North Ridge,
    Callable 03/01/09 @ 102 (RB)
    5.500%, 03/01/10                                        500             498
New Prague School District #721,
    Callable 02/01/06 @ 100 (GO) (MBIA)
    5.000%, 02/01/16                                      2,000           2,011
North Branch Independent School District #138,
    Callable 02/01/05 @ 100 (GO)
    (FGIC)
    5.400%, 02/01/09                                      1,000           1,054
Northern Minnesota Municipal Power
    Agency, Electric Systems (RB) (FSA)
    5.500%, 01/01/07                                      3,000           3,249
Northern Minnesota Municipal Power
    Agency, Series A (RB) (AMBAC)
    5.500%, 01/01/03                                      2,500           2,649
Northern Minnesota Municipal Power
    Agency, Series A,
    Pre-refunded @ 102 (RB) (AMBAC)
    5.600%, 01/01/03 (C)                                  1,900           2,053
    5.900%, 01/01/05 (C)                                  1,800           1,963

MINNESOTA INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Northern Minnesota Municipal Power
    Agency, Series B, Callable
    01/01/09 @ 101 (RB) (AMBAC)
    4.750%, 01/01/20                                 $    1,000     $       969
Olmsted County Housing & Redevelopment
    Authority, Pre-refunded @ 100
    (RB) (MLO)
    7.000%, 02/01/01 (C)                                  1,025           1,088
Olmsted County Resource Recovery,
    Series A, Callable 02/01/02 @ 100 (RB)
    5.800%, 02/01/04                                      1,850           1,944
Osseo Independent School District, Series A,
    Callable 02/01/00 @ 100 (GO)
    5.500%, 02/01/01                                      1,300           1,321
Osseo Independent School District #279,
    Callable 02/01/03 @ 100 (GO) (FGIC)
    5.400%, 02/01/05                                      2,525           2,650
Pipestone Industrial Development,
    Cargill Project (RB)
    5.000%, 09/01/00                                      1,890           1,931
Plymouth Health Facilities,
    Callable 06/01/04 @ 102 (RB) (CGIC)
    6.200%, 06/01/11                                      1,360           1,500
Princeton Independent School District #477,
    Callable 02/01/07 @ 100 (GO) (FSA)
    5.125%, 02/01/24                                      2,000           2,008
Ramsey & Washington Counties, Resource
    Recovery, Northern States Power,
    Series A, Callable 05/24/99 @ 102.5 (RB)
    6.200%, 12/01/00                                      1,000           1,029
Red Wing Independent School District #256,
    Callable 02/01/08 @ 100 (GO) (MSDCEP)
    5.000%, 02/01/10                                      2,015           2,094
Red Wing Independent School District #256,
    Series A, Callable 02/01/03 @ 100 (GO)
    5.250%, 02/01/05                                      1,010           1,059
Richfield Independent School District #280
    (GO) (FGIC)
    4.550%, 02/01/03                                      5,930           6,082
Robbinsdale, North Memorial Medical Center,
    Series A (RB) (AMBAC)
    5.100%, 05/15/03                                      1,000           1,046
Robbinsdale, North Memorial Medical Center,
    Series B (RB) (AMBAC)
    5.000%, 05/15/02                                      1,250           1,294
    5.100%, 05/15/03                                      1,000           1,046
Rochester Independent School District #535,
    Series A, Callable 02/01/00 @ 100 (GO)
    5.600%, 02/01/03                                      1,500           1,529
Rochester, St. Mary's Hospital,
    Escrowed to Maturity (RB)
    5.750%, 10/01/07                                      2,460           2,620
Rosemount Independent School District,
    Series A, Callable 06/01/04 @ 100 (GO)
    5.625%, 06/01/07                                      1,400           1,491
Rosemount Independent School District #196,
    Series A, Callable 06/01/08 @ 100
    (GO) (MSDCEP)
    4.375%, 06/01/10                                      1,930           1,915
Savage (GO) (FGIC)
    5.200%, 02/01/05                                      1,000           1,062
Savage, Callable 02/01/06 @ 100 (GO) (FGIC)
    5.350%, 02/01/07                                      1,000           1,068
    5.500%, 02/01/08                                      1,000           1,073


                          19        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

MINNESOTA INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
South St. Paul Housing & Redevelopment
    Authority, Single Family Mortgages,
    Callable 09/01/05 @ 100 (RB) (FNMA)
    5.100%, 09/01/07                                 $      990     $     1,018
Southern Minnesota Municipal Power Agency,
    Callable 01/01/03 @ 102 (RB) (FGIC)
    5.000%, 01/01/06                                      2,500           2,614
Southern Minnesota Municipal Power Agency,
    Power Supply System, Series A (RB) (FGIC)
    5.300%, 01/01/01                                      1,275           1,314
Southern Minnesota Municipal Power Agency,
    Power Supply System, Series B,
    Escrowed to Maturity (RB)
    5.300%, 01/01/01                                      1,000           1,029
Southern Minnesota Municipal Power Agency,
    Series A, Zero Coupon Bond (RB) (MBIA)
    5.960%, 01/01/21 (B)                                  5,000           1,658
Southern Minnesota Municipal Power Agency,
    Series B (RB) (MBIA)
    4.850%, 01/01/07                                      1,875           1,946
Southern Minnesota Municipal Power Agency,
    Zero Coupon Bond (RB) (MBIA)
    6.180%, 01/01/20 (B)                                  3,500           1,221
St. Cloud Hospital Facilities,
    Series A (RB) (AMBAC)
    5.500%, 07/01/06                                      1,000           1,082
St. Cloud Hospital Facilities, Series B,
    Pre-refunded @ 102 (GO) (AMBAC)
    7.000%, 07/01/01 (C)                                  2,000           2,184
St. Cloud Law Enforcement Center,
    Callable 02/01/01 @ 100 (RB) (MLO)
    5.750%, 02/01/02                                      1,000           1,036
St. Cloud, Series A (GO)
    6.000%, 08/01/02                                      1,000           1,062
St. Cloud, Series B,
    Callable 08/01/08 @ 100 (GO) (FGIC)
    5.000%, 08/01/09                                      1,780           1,869
St. Louis Park Health Care Facilities,
    Callable 07/01/03 @ 102 (RB) (AMBAC)
    4.600%, 07/01/05 (D)                                  6,000           6,183
St. Louis Park Housing & Redevelopment
    Authority, Single Family Mortgages,
    Callable 04/20/03 @ 100 (RB) (GNMA)
    6.500%, 10/20/03                                        229             240
St. Louis Park Independent School District
    #283, Callable 02/01/01 @ 100 (RB)
    5.900%, 02/01/04                                      1,000           1,040
St. Paul, Callable 02/01/01 @ 100 (GO)
    5.250%, 02/01/03                                      1,500           1,541
St. Paul Housing & Redevelopment Authority,
    Callable 03/01/05 @ 102 (RB) (FNMA)
    6.125%, 03/01/17                                        215             219
St. Paul Housing & Redevelopment Authority,
    Civic Center Project (RB)
    4.700%, 11/01/02                                      1,420           1,461
St. Paul Housing & Redevelopment Authority,
    Downtown & Seventh Place Project,
    Escrowed to Maturity (RB) (AMBAC)
    4.850%, 09/01/01                                      2,000           2,056
St. Paul Housing & Redevelopment Authority,
    Downtown & Seventh Place Project,
    Escrowed to Maturity,
    Callable 09/01/03 @
    101 (RB) (AMBAC)
    5.200%, 09/01/04                                      4,000           4,232

MINNESOTA INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
St. Paul Housing & Redevelopment Authority,
    Downtown & Seventh Place Project,
    Escrowed to Maturity,
    Callable 09/01/04 @
    100 (RB) (AMBAC)
    5.350%, 09/01/07                                 $    1,500     $     1,594
St. Paul Housing & Redevelopment
    Authority, Health Care Facility,
    Regions Hospital Project (RB)
    5.000%, 05/15/06                                      1,000           1,016
    5.000%, 05/15/08                                      1,195           1,206
St. Paul Housing & Redevelopment
    Authority, St. Paul Heart and Lung
    Center, Mandatory Put @ 100
    (RB) (NBM)
    4.700%, 12/01/00 (E)                                  2,975           3,016
St. Paul Housing & Redevelopment
    Authority, Tax Increment Revenue
    (RB) (AMBAC)
    6.250%, 08/01/05                                      1,110           1,237
St. Paul Housing & Redevelopment
    Authority, Tax Increment Revenue,
    Callable 08/01/06 @ 102.5 (RB) (AMBAC)
    6.400%, 08/01/07                                      1,205           1,373
    6.500%, 02/01/09                                      1,315           1,494
St. Paul Housing & Redevelopment
    Authority, Tax Increment Revenue,
    Callable 08/01/06 @ 102.5
    (RB) (AMBAC)
    6.400%, 02/01/07                                      1,195           1,354
St. Paul Independent School District #625,
    Callable 02/01/04 @ 100 (GO)
    5.800%, 02/01/07                                      1,000           1,070
St. Paul Independent School District #625,
    Series C (COP) (MLO)
    5.850%, 02/01/07                                      1,000           1,078
St. Paul Port Authority, Energy Park,
    Tax Increment (RB) (FSA)
    5.000%, 02/01/08                                      2,100           2,191
St. Paul Port Authority, Industrial
    Development, Escrowed to Maturity (RB)
    8.250%, 11/01/99                                        115             118
St. Paul Science Museum, Escrowed
    to Maturity (COP)
    7.500%, 12/15/01                                        424             449
St. Paul Sewer, Callable 06/01/03 @ 100
    (RB) (AMBAC)
    5.350%, 12/01/04                                      3,000           3,168
    5.450%, 12/01/05                                      5,000           5,275
Stearns County Housing & Redevelopment
    Authority (RB) (MLO)(FSA)
    4.950%, 02/01/09                                      1,540           1,597
Stillwater Independent School District #834,
    Callable 02/01/02 @ 100 (GO) (FGIC)
    5.200%, 02/01/03                                      2,500           2,594
Stillwater Independent School District #834,
    Callable 02/01/09 @100 (GO) (MSDCEP)
    4.750%, 02/01/11                                      2,140           2,165
Vadnais Heights, Single Family
    Mortgages (RB)
    5.500%, 11/01/04                                        640             668
    6.000%, 11/01/09                                        365             386
Washington County Housing &
    Redevelopment Authority,
    Jail Facility (RB) (MLO)
    5.000%, 02/01/03                                      2,755           2,871


                          20        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

MINNESOTA INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Washington County Housing &
    Redevelopment Authority, Jail Facility,
    Callable 02/01/03 @ 100
    (RB) (MLO) (MBIA)
    5.400%, 02/01/08                                 $    1,580     $     1,639
Washington County Housing &
    Redevelopment Authority, Jail Facility,
    Escrowed to Maturity (RB) (MLO)
    6.500%, 02/01/01                                      1,000           1,052
Washington County Housing &
    Redevelopment Authority, Jail Facility,
    Pre-refunded @ 100 (RB) (MLO)
    6.800%, 02/01/02 (C)                                  1,500           1,625
Washington County, Raymie Johnson
    Apartments, Series C (GO) (FGIC)
    6.000%, 01/01/10                                      1,340           1,443
West St. Paul Independent School
    District #197, Capital Appreciation,
    Zero Coupon Bond (GO) (MBIA)
    5.900%, 02/01/05 (B)                                  2,000           1,577
Western Minnesota Municipal Power Agency,
    Callable 01/01/03 @ 100 (RB) (AMBAC)
    6.500%, 01/01/04                                      1,980           2,107
Western Minnesota Municipal Power Agency,
    Callable 01/01/06 @ 102 (RB) (AMBAC)
    5.500%, 01/01/11                                      5,000           5,354
Western Minnesota Municipal Power Agency,
    Series A, Callable 01/01/06 @ 102
    (RB) (AMBAC)
    5.500%, 01/01/13                                      2,000           2,125
Western Minnesota Municipal Power Agency,
    Series B (RB) (AMBAC)
    6.000%, 01/01/03                                      1,500           1,615
Willmar Independent School District #347
    (GO) (MSDCEP)
    4.950%, 02/01/06                                      1,000           1,050
Willmar Independent School District #347,
    Callable 02/01/06 @ 100 (GO) (MSDCEP)
    5.150%, 02/01/09                                      1,610           1,685
Willmar Independent School District #347,
    Series C, Callable 02/01/02 @ 100
    (GO) (AMBAC)
    6.150%, 02/01/09                                      1,000           1,064
                                                                    ------------
                                                                        316,051
                                                                    ------------
PUERTO RICO -- 1.7%
Puerto Rico Housing Finance Agency, Single
    Family Mortgages, Portfolio 1,
    Series B (RB) (GNMA)
    6.800%, 10/15/99                                        115             116
Puerto Rico Infrastructure Financing Authority,
    Callable 01/01/08 @ 101 (RB) (AMBAC)
    5.000%, 07/01/28                                      5,310           5,285
                                                                    ------------
                                                                          5,401
                                                                    ------------
VIRGIN ISLANDS -- 0.1%
Virgin Islands Special Tax, Pre-refunded @102
    7.750%, 10/01/01 (C)                                    330             361
                                                                    ------------

TOTAL MUNICIPAL BONDS
    (Cost $308,644)                                                     321,813
                                                                    ------------
MINNESOTA INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
MONEY MARKET FUND -- 0.4%
Federated Minnesota Municipal
    Cash Trust                                        1,370,708     $     1,371
                                                                    ------------

TOTAL MONEY MARKET FUND
    (Cost $1,371)                                                         1,371
                                                                    ------------

TOTAL INVESTMENTS -- 100.4%
    (Cost $310,015)                                                     323,184
                                                                    ------------
OTHER ASSETS AND LIABILITIES, NET -- (0.4%)                              (1,263)
                                                                    ------------

NET ASSETS:
Portfolio Capital--Class-A
    ($.0001 par value--2 billion authorized)
    based on 1,366,143 outstanding shares                                13,699
Portfolio Capital--Class-Y
    ($.0001 par value--2 billion authorized)
    based on 30,439,263 outstanding shares                              294,921
Undistributed net investment income                                          28
Accumulated net realized gain on investments                                104
Net unrealized appreciation of investments                               13,169
                                                                    ------------
TOTAL NET ASSETS -- 100.0%                                          $   321,921
                                                                    ------------
Net asset value and redemption
    price per share--Class-A                                        $     10.15
Maximum sales charge of 2.50% (F)                                          0.26
                                                                    ------------
Offering price per share--Class-A                                   $     10.41
                                                                    ------------
Net asset value, offering price, and redemption
    price per share--Class-Y                                        $     10.12
                                                                    ------------

(A) At March 31, 1999, the cost of securities purchased on a when- issued basis were: Anoka County Resource Recovery, $2,300,000, and Dakota County Capital Improvements, $2,038,820.

(B) The rate shown is the effective yield at time of purchase.

(C) Pre-refunded Security--Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date indicated. The pre-refunded date is shown as the maturity date on the Statement of Net Assets.

(D) Variable Rate Security--the rate shown is the rate in effect as of March 31, 1999.

(E) Mandatory Put Security--the mandatory put date is shown as the maturity date on the Statement of Net Assets.

(F) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.

ACA--American Capital Access
AMBAC--American Municipal Bond Assurance Company
AMT--Alternative Minimum Tax
CGIC--Capital Guaranty Insurance Company
COP--Certificate of Participation
FGIC--Financial Guaranty Insurance Corporation
FHA--Federal Housing Authority
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance
GNMA--Government National Mortgage Association
GO--General Obligation
MBIA--Municipal Bond Insurance Association
MLO--Municipal Lease Obligation
MSDCEP--Minnesota School District Credit Enhancement Program
NBM--Norwest Bank Minnesota
RB--Revenue Bond
VA--Veterans Administration

The accompanying notes are an integral part of the financial statements.


                          21        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

MINNESOTA TAX FREE FUND

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 93.7%
MINNESOTA -- 93.7%
Austin Housing & Redevelopment Authority,
    Callable 01/01/06 @ 102 (RB)
    7.250%, 01/01/26                                 $      500     $       538
Big Lake Independent School District,
    Callable 02/01/07 @ 100 (GO) (MBIA)
    5.600%, 02/01/15                                      1,000           1,058
Brooklyn Center Health Care Facilities,
    Callable 12/01/03 @ 102 (RB)
    7.600%, 12/01/18                                        900             965
Burnsville Independent School District #191,
    Series A, Callable 02/01/06 @ 100 (GO)
    4.875%, 02/01/13                                      1,450           1,460
Chaska Independent School District #112,
    Series B, Callable 02/01/06 @ 100 (GO)
    5.875%, 02/01/11                                      1,965           2,166
    5.875%, 02/01/12                                      2,200           2,425
    6.000%, 02/01/16                                      5,525           6,131
Chicago Health Facilities Authority,
    Callable 07/01/05 @ 102 (RB)
    7.300%, 07/01/25                                        400             432
Columbia Heights Independent School District
    #013, Callable 02/01/07 @ 100 (GO)
    5.250%, 02/01/15                                      1,000           1,029
Coon Rapids Multifamily Housing,
    Callable 02/01/02 @ 102 (RB)
    6.750%, 08/01/23                                        680             716
Coon Rapids Multifamily Housing,
    Callable 11/01/07 @ 102 (RB)
    6.250%, 05/01/18                                        500             512
Coon Rapids Multifamily Housing,
    Callable 12/01/03 @ 100 (RB) (FHA)
    5.625%, 12/01/09                                        885             914
Coon Rapids Nursing Home Facilities
    Authority, North Cities Health Project (RB)
    6.000%, 05/01/03                                        775             805
Dakota County Housing & Redevelopment
    Authority, Callable 09/01/99 @ 103
    (RB) (GNMA)
    8.100%, 09/01/12                                        295             304
Duluth Economic Development Authority (COP)
    8.000%, 08/01/08                                        325             383
Duluth Economic Development Authority,
    Health Care Facilities,
    Callable 11/01/02 @ 102 (RB) (AMBAC)
    6.300%, 11/01/22                                        145             158
Eden Prairie Independent School District
    #272, Callable 02/01/08 @ 100 (GO)
    5.100%, 02/01/12                                      1,150           1,195
Fairmont Senior Housing Mortgage,
    Callable 07/01/02 @ 102 (RB)
    8.500%, 07/01/15                                        900             972
Fergus Falls Health Care Facilities,
    Series A, Callable 11/01/04 @ 102 (RB)
    7.000%, 11/01/19                                      1,000           1,054
Glencoe Health Care Facilities,
    Pre-refunded @ 100 (RB)
    8.500%, 12/01/00 (A)                                    575             621
Glencoe Hospital,
    Callable 08/01/04 @ 102 (RB)
    6.750%, 04/01/16                                      1,100           1,138

MINNESOTA TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Hastings Housing & Redevelopment Authority,
    Callable 02/01/03 @ 100 (RB) (MLO)
    6.500%, 02/01/14                                 $    1,000     $     1,090
Hawley Independent School District #150,
    Series A, Callable 02/01/06 @ 100
    (GO) (FSA)
    5.750%, 02/01/14                                      1,500           1,642
Hennepin County, Series A,
    Pre-refunded @ 100 (COP) (MLO)
    6.650%, 11/15/01 (A)                                  1,000           1,076
    6.750%, 11/15/01 (A)                                    875             944
    6.800%, 11/15/01 (A)                                  1,750           1,890
Hopkins Multifamily Housing,
    Callable 04/01/07 @ 102 (RB)
    6.250%, 04/01/15                                        500             533
Hopkins Elderly Housing, Series A
    (RB) (GNMA)
    5.600%, 11/20/17                                        500             516
Lakeville Independent School District #194,
    Callable 02/01/09 @ 100 (GO)
    5.000%, 02/01/17                                      1,000           1,003
Litchfield Health Care Facilities,
    Pre-refunded @ 102 (RB)
    8.750%, 08/01/01 (A)                                    500             564
Little Canada Commercial Development,
    Callable 04/01/03 @ 100 (COP) (MLO)
    7.100%, 04/01/13                                      1,715           1,778
Little Canada Presbyterian Homes,
    Callable 07/01/00 @ 102 (RB)
    7.000%, 07/01/07                                        700             720
Maplewood, Mounds Park Academy,
    Callable 09/01/03 @ 102 (RB)
    7.000%, 09/01/23                                      1,500           1,594
Metropolitan Council,
    Callable 06/01/05 @ 100 (GO)
    5.600%, 06/01/15                                      1,000           1,047
Minneapolis & St. Paul Housing &
    Redevelopment Authority, Series A
    (RB) (FSA)
    5.600%, 08/15/12                                        250             266
Minneapolis Parking Revenue,
    Callable 09/01/05 @ 100 (GO)
    5.200%, 03/01/13                                        400             414
Minneapolis Sports Arena,
    Callable 04/01/08 @ 100 (GO)
    5.100%, 04/01/13                                        500             517
    5.100%, 10/01/13                                        250             258
    5.125%, 10/01/20                                      1,000           1,010
Minneapolis Gateway Project,
    Callable 12/01/07 @ 100 (RB)
    5.250%, 12/01/17                                      1,000           1,024
Minneapolis Nursing Home Revenue,
    Pre-refunded @ 100 (RB)
    8.000%, 05/01/01 (A)                                    250             271
Minneapolis, Refunding Housing Project,
    Callable 10/01/11 @ 102 (RB) (FHA)
    7.050%, 10/01/22                                        750             803
Minneapolis, Seward Towers Project,
    Callable 12/20/00 @ 102 (RB) (GNMA)
    7.375%, 12/20/30                                      1,370           1,433
Minneapolis, Trinity Housing Project,
    Callable 02/01/01 @ 102 (RB)
    7.875%, 02/01/06                                        185             193
    8.250%, 02/01/18                                      2,625           2,723


                          22        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Minnesota Agricultural & Economic
    Development Board,
    Callable 12/01/08 @ 102
    (RB) (AMBAC)
    5.000%, 12/01/15                                 $      900     $       895
Minnesota Agricultural & Economic
    Development Board, Fairview Hospital
    Project, Callable 11/15/07 @ 102
    (RB) (MBIA)
    5.500%, 11/15/11                                        500             533
Minnesota Agricultural & Economic
    Development Board, Fairview Hospital
    Project, Series A,
    Callable 11/15/07 @ 102 (RB) (MBIA)
    5.500%, 11/15/17                                      1,000           1,048
Minnesota State Higher Education Facilities
    Authority, Augsburg College, Series 4-F1,
    Callable 05/01/06 @ 102 (RB)
    6.250%, 05/01/23                                      1,500           1,612
Minnesota State Higher Education Facilities
    Authority, Callable 03/01/04 @100 (RB)
    6.200%, 03/01/14                                        245             262
    6.375%, 03/01/20                                        140             150
Minnesota State Higher Education Facilities
    Authority, Carleton College,
    Callable 05/01/06 @ 100 (RB)
    5.750%, 11/01/12                                      1,050           1,131
Minnesota State Higher Education Facilities
    Authority, Carleton College,
    Callable 11/01/07 @ 100 (RB)
    5.250%, 11/01/11                                        500             524
    5.400%, 11/01/15                                      1,500           1,562
Minnesota State Higher Education Facilities
    Authority, Pre-refunded @100 (RB)
    6.375%, 03/01/04 (A)                                    360             397
    6.200%, 03/01/04 (A)                                    655             717
Minnesota State Higher Education Facilities
    Authority, University of St. Thomas, Series
    4-A1, Callable 10/01/06 @ 100 (RB)
    5.625%, 10/01/16                                      1,500           1,573
    5.625%, 10/01/21                                        500             520
Minnesota State Higher Education Facilities
    Authority, University of St. Thomas,
    Series 4-M, Callable 04/01/07 @ 100 (RB)
    5.375%, 04/01/12                                        500             521
    5.350%, 04/01/17                                        500             514
Minnesota State Higher Education Facilities
    Authority, Vermilion Community College,
    Callable 01/01/04 @ 102 (RB)
    6.000%, 01/01/13                                        790             842
Minnesota State Housing Development
    Service, Callable 02/01/02 @ 102 (RB)
    7.050%, 08/01/27                                        500             533
Minnesota State Public Facilities Authority,
    Water Pollution Control,
    Callable 03/01/08 @ 100 (RB)
    4.750%, 03/01/18                                      1,000             977
Minnesota State Public Improvements (GO)
    5.000%, 11/01/08                                      2,000           2,128
Minnesota State Public Improvements,
    Callable 11/01/06 @ 100 (GO)
    5.250%, 11/01/13                                      1,500           1,559

MINNESOTA TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Minnesota State, St. John's University Project,
    Callable 10/01/07 @ 100 (RB)
    5.350%, 10/01/17                                 $    1,000     $     1,030
Minnetonka, Cedar Hills East Project,
    Callable 12/01/99 @ 103 (RB)
    7.500%, 12/01/27                                        500             520
Monticello, Big Lake Community Hospital,
    Callable 12/01/09 @ 100 (RB)
    5.750%, 12/01/19                                      1,000             996
Moorehead, Series A,
    Pre-refunded @ 100 (RB)
    7.750%, 12/01/01 (A)                                  1,165           1,283
New Prague, Queen of Peace Hospital
    Project, Callable 12/01/06 @ 100 (RB)
    6.500%, 06/01/12                                        500             518
North Beach Independent School District
    #138, Callable 02/01/05 @ 100 (GO)
    5.600%, 02/01/13                                      1,500           1,615
North St. Paul Independent School District
    #622, Callable 05/01/06 @ 100 (GO)
    5.850%, 05/01/17                                        500             532
Northern Itasca Hospital District Health
    Facilities, Pre-refunded @ 100 (RB)
    7.500%, 01/01/00 (A)                                     50              52
    7.750%, 01/01/00 (A)                                     70              72
    7.750%, 01/01/00 (A)                                     75              77
    7.800%, 01/01/00 (A)                                     85              88
    7.900%, 01/01/00 (A)                                     90              93
    8.000%, 01/01/00 (A)                                    100             103
    8.000%, 01/01/00 (A)                                    105             109
    8.000%, 01/01/00 (A)                                    255             264
Northfield Hospital, Series C,
    Callable 12/01/01 @ 100 (RB)
    7.000%, 12/01/05                                        185             192
    7.000%, 12/01/06                                        370             385
    7.000%, 12/01/07                                        405             421
    7.000%, 12/01/08                                        730             759
Olmstead County, Hiawatha Homes Project,
    Callable 07/01/03 @ 102 (RB)
    6.500%, 07/01/16                                        205             212
Osseo Independent School District #279,
    Series A, Callable 02/01/04 @ 100 (GO)
    8.531%, 02/01/14 (B)                                  3,195           3,602
Plymouth, Mission Farms Nursing Home
    Project, Callable 08/01/04 @ 102 (RB)
    7.500%, 08/01/14                                      1,000           1,082
    7.500%, 08/01/24                                        100             108
Red Wing Health Care Facilities Authority,
    Callable 09/01/03 @ 102 (RB)
    6.400%, 09/01/12                                      1,000           1,061
Rochester Independent School District #535,
    Callable 02/01/06 @ 100 (GO)
    5.250%, 02/01/14                                      1,000           1,033
Rochester Health Care Facilities Authority,
    Mayo Foundation, Series A,
    Callable 05/15/08 @ 101 (RB)
    5.500%, 11/15/27                                      3,000           3,106
Roseau Area Hospital District,
    Callable 10/01/01 @ 100 (RB)
    7.200%, 10/01/11                                        230             239
    7.200%, 10/01/12                                        250             260
    7.200%, 10/01/13                                        250             260


                          23        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

MINNESOTA TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Roseville, Pre-refunded @ 102 (RB) (MLO)
    7.125%, 10/01/03 (A)                             $    2,000     $     2,290
Rushford, Good Sheperd Lutheran Home,
    Callable 05/01/99 @ 100 (RB)
    9.000%, 11/01/06                                        200             201
Shakopee Commercial Development (RB)
    6.500%, 06/01/99                                         10              10
    6.500%, 12/01/99                                         15              15
    6.750%, 06/01/00                                         10              10
    6.750%, 12/01/00                                         15              16
    7.000%, 06/01/01                                         15              16
    7.000%, 12/01/01                                         15              16
    7.500%, 12/01/07                                         25              26
Shakopee Commercial Development,
    Callable 12/01/00 @ 101 (RB)
    7.250%, 06/01/02                                         15              16
    7.250%, 12/01/02                                         15              16
    7.350%, 06/01/03                                         15              16
    7.350%, 12/01/03                                         15              16
    7.350%, 06/01/04                                         15              16
    7.350%, 12/01/04                                         20              21
    7.500%, 06/01/05                                         15              16
    7.500%, 12/01/05                                         20              21
    7.500%, 06/01/06                                         20              21
    7.500%, 12/01/06                                         20              21
    7.500%, 06/01/07                                         20              21
    7.500%, 06/01/08                                         20              21
    7.500%, 12/01/08                                         25              26
Shakopee Independent School District #7,
    Callable 02/01/08 @ 100 (GO)
    4.625%, 02/01/15                                      1,920           1,874
    4.625%, 02/01/16                                      2,250           2,181
South Washington County Independent
    School District #833,
    Callable 06/01/05 @ 100 (GO) (MLO)
    5.850%, 06/01/15                                        500             544
South Washington County Independent
    School District #833,
    Callable 12/01/06 @ 100 (COP) (MLO)
    5.250%, 12/01/14                                        500             515
Southern Minnesota Municipal Power Agency,
    Callable 01/01/03 @ 102 (RB) (MBIA)
    5.000%, 01/01/12                                      1,000           1,016
    5.750%, 01/01/18                                        850             916
Springfield Health Care, St. John Lutheran
    Project, Callable 11/01/99 @ 103 (RB)
    8.500%, 11/01/19                                        250             261
St. Anthony Housing Development Authority,
    Callable 05/20/06 @ 102
    (RB) (GNMA) (FHA)
    6.250%, 11/20/25                                      1,500           1,590
St. Cloud Hospital Facilities Revenue,
    Callable 07/01/06 @ 101 (RB) (AMBAC)
    5.000%, 07/01/12                                      1,000           1,015
    5.000%, 07/01/15                                      2,500           2,503
St. Cloud Housing & Redevelopment
    Authority, Pre-refunded @ 102 (RB)
    7.500%, 12/01/00 (A)                                    500             542
St. Cloud, Series A,
    Callable 02/01/02 @ 100 (RB)
    8.948%, 08/01/13 (B)                                  5,200           5,824
St. Louis Park Mortgage Loans,
    Callable 12/01/05 @ 102 (RB) (FHA)
    6.250%, 12/01/28                                        500             533

MINNESOTA TAX FREE FUND (CONTINUED)

DESCRIPTION                                    PAR (000)/SHARES      VALUE (000)
--------------------------------------------------------------------------------
St. Louis Park Multifamily Housing,
    Park Ridge Apartments (RB) (GNMA)
    5.250%, 11/01/20                                 $      500     $       496
St. Paul Housing & Redevelopment Authority,
    Callable 05/15/09 @ 100 (RB)
    5.250%, 05/15/18                                      1,000             960
St. Paul Housing & Redevelopment Authority,
    Como Lake Project, Series B (RB) (FHA)
    7.500%, 03/01/26 (C)                                  1,500           1,485
St. Paul Independent School District #625,
    Callable 02/01/05 @ 100 (COP) (MLO)
    5.250%, 02/01/15                                      1,000           1,020
Wayzata Independent School District #284,
    Callable 02/01/05 @ 100 (GO)
    6.000%, 02/01/16                                      2,000           2,191
Wayzata Independent School District #284,
    Callable 02/01/05 @ 100 (GO) (FSA)
    5.950%, 02/01/13                                      1,000           1,085
Wayzata Independent School District,
    Series A, Callable 02/01/07 @ 100 (GO)
    5.500%, 02/01/17                                      1,000           1,047
Western Minnesota Municipal Power Agency,
    Callable 01/01/06 @ 102 (RB) (AMBAC)
    5.400%, 01/01/09                                      1,000           1,076
    5.500%, 01/01/12                                      1,000           1,066
Western Minnesota Municipal Power Agency,
    Callable 07/30/99 @ 100 (RB) (MBIA)
    9.750%, 01/01/16                                        410             631
White Bear Lake Care Center,
    Callable 11/01/03 @ 102 (RB)
    8.250%, 11/01/12                                      1,000           1,105
White Bear Lake, Lake Square Housing,
    Series A, Callable 02/01/07 @ 102
    (RB) (FHA)
    6.000%, 08/01/20                                      1,020           1,078
Worthington, Series A,
    Callable 12/01/02 @ 100 (RB)
    6.500%, 12/01/10                                        380             390
    6.500%, 12/01/11                                        410             421
    6.500%, 12/01/12                                        440             452
                                                                    ------------
                                                                        123,020
                                                                    ------------

TOTAL MUNICIPAL BONDS
    (Cost $114,785)                                                     123,020
                                                                    ------------

COMMON STOCK -- 0.4%
CLOSED-END INVESTMENT COMPANIES -- 0.4%
Voyageur Minnesota Municipal Income
    Fund                                                 32,100             484
                                                                    ------------

TOTAL COMMON STOCK
    (Cost $485)                                                             484
                                                                    ------------

MONEY MARKET FUND -- 4.1%
Federated Minnesota Municipal Cash
    Trust                                             5,365,034           5,365
                                                                    ------------

TOTAL MONEY MARKET FUND
    (Cost $5,365)                                                         5,365
                                                                    ------------

TOTAL INVESTMENTS -- 98.2%
    (Cost $120,635)                                                     128,869
                                                                    ------------
OTHER ASSETS AND LIABILITIES, NET -- 1.8%                                 2,352
                                                                    ------------


                          24        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

MINNESOTA TAX FREE FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------

NET ASSETS:
Portfolio Capital--Class-A
    ($.0001 par value--2 billion authorized)
    based on 10,542,282 outstanding shares                          $   109,969
Portfolio Capital--Class-C
    ($.0001 par value--2 billion authorized)
    based on 63,808 outstanding shares                                      723
Portfolio Capital--Class-Y
    ($.0001 par value--2 billion authorized)
    based on 1,055,546 outstanding shares                                11,831
Undistributed net investment income                                         233
Accumulated net realized gain on investments                                231
Net unrealized appreciation of investments                                8,234
                                                                    ------------
TOTAL NET ASSETS -- 100.0%                                          $   131,221
                                                                    ------------
Net asset value and redemption
    price per share--Class-A                                        $     11.25
Maximum sales charge of 2.50% (D)                                          0.29
                                                                    ------------
Offering price per share--Class-A                                   $     11.54
                                                                    ------------
Net asset value per share--Class-C (E)                              $     11.25
Maximum sales charge of 1.00% (F)                                          0.11
                                                                    ------------
Offering price per share--Class-C                                   $     11.36
                                                                    ------------
Net asset value, offering price, and redemption
    price per share--Class-Y                                        $     11.24
                                                                    ------------

(A) Pre-refunded Security--Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date indicated. The pre-refunded date is shown as the maturity date on the Statement of Net Assets.

(B) Inverse Floating Rate Security--security pays interest at rates that increase (decrease) in the same magnitude as, or in a multiple of, a decrease (increase) in the market rate paid on a floating rate security. The interest rate shown is the rate in effect as of March 31, 1999.

(C) Security currently in partial default and is only 93.5% guaranteed. The effective interest rate is 7.013%.

(D) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.

(E) Class-C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

AMBAC--American Municipal Bond Assurance Company
COP--Certificate of Participation
FHA--Federal Housing Authority
FSA--Financial Security Assurance
GNMA--Government National Mortgage Association
GO--General Obligation
MBIA--Municipal Bond Insurance Association
MLO--Municipal Lease Obligation
RB--Revenue Bond

The accompanying notes are an integral part of the financial statements.

OREGON INTERMEDIATE TAX FREE FUND

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.7%
OREGON -- 97.9%
Baker County Pollution Control,
    Callable 07/01/99 @ 100 (RB) (SBA)
    5.750%, 07/01/00                                 $      285     $       287
    5.850%, 07/01/01                                        300             301
    5.950%, 07/01/02                                        315             316
    6.050%, 07/01/03                                        335             337
Bear Creek Valley Sanitation Authority,
    Callable 10/01/99 @ 100 (GO)
    7.200%, 10/01/00                                        215             219
Beaverton (GO)
    5.750%, 04/01/01                                        860             897
Beaverton Limited Tax, Series B,
    Callable 04/01/02 @ 100 (GO)
    5.000%, 04/01/03                                        900             931
Beaverton Water, Callable 06/01/04 @ 100
    (RB) (FSA)
    6.125%, 06/01/14                                      1,000           1,097
Chemeketa Community College,
    Pre-refunded @ 100 (GO) (FGIC)
    5.650%, 06/01/06 (A)                                  1,000           1,097
Clackamas & Washington Counties School
    District #3 (GO) (FGIC)
    5.750%, 06/01/09                                      1,000           1,114
Clackamas & Washington Counties School
    District #3, Callable 06/01/07 @ 100
    (GO) (FGIC)
    5.000%, 06/01/15                                      1,000           1,009
Clackamas & Washington Counties School
    District #3, Callable 10/01/02 @ 101 (GO)
    5.650%, 10/01/05                                        235             249
Clackamas & Washington Counties School
    District #3, Pre-refunded @ 100 (GO)
    5.600%, 08/01/02 (A)                                  1,000           1,058
Clackamas County Health Facilities Authority,
    Series A, Callable 03/01/02 @ 102
    (RB) (MBIA)
    5.900%, 03/01/03                                        885             952
Clackamas County Hospital Revenue, Sisters
    Providence, Series A,
    Callable 04/01/02 @ 102 (RB)
    6.200%, 10/01/02                                        680             730
Clackamas County School District #12,
    Callable 06/01/03 @ 101 (GO)
    4.650%, 06/01/04                                        750             775
    4.650%, 06/01/05                                      1,025           1,058
Clackamas County School District #12,
    Callable 06/01/09 @ 100 (GO) (FGIC)
    5.250%, 06/01/12                                      2,000           2,098
Clackamas County School District #7 (GO)
    6.600%, 06/15/99                                        500             504
    5.200%, 06/15/04                                        600             638
Clackamas County Service District #1 (GO)
    6.600%, 10/01/99                                        370             376
Clackamas County Service District #1,
    Callable 10/01/06 @ 100 (RB)
    6.200%, 10/01/09                                        700             777
Columbia River Peoples Utility District,
    Callable 06/01/06 @ 100 (GO) (AMBAC)
    4.375%, 06/01/07                                      1,245           1,259


                          25        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

OREGON INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Deschutes & Jefferson Counties School
    District #2, Redmond,
    Callable 06/01/03 @
    100 (GO) (MBIA)
    5.400%, 06/01/05                                 $    1,000     $     1,053
Deschutes County,
    Callable 12/01/06 @ 100 (GO) (MBIA)
    5.250%, 12/01/09                                      1,000           1,057
Douglas County Hospital Facilities Authority,
    Catholic Health, Series B, (RB) (MBIA)
    5.500%, 11/15/04                                        505             544
Emerald Peoples Utility District (RB) (FGIC)
    7.200%, 11/01/02                                      1,235           1,377
Emerald Peoples Utility District, Series B,
    Escrowed To Maturity (RB) (AMBAC)
    7.000%, 11/01/99                                        630             644
Eugene Electric Utilities,
    Callable 08/01/07 @ 100 (RB) (FSA)
    5.000%, 08/01/11                                      1,305           1,342
Eugene Electric Utilities,
    Callable 08/01/08 @ 100 (RB) (FSA)
    4.800%, 08/01/13                                      1,190           1,194
Eugene Electric Utilities, Continuously
    Callable @ 100 (RB)
    6.650%, 09/01/00                                      1,200           1,203
Eugene Electric Utilities, Series B,
    Callable 02/01/00 @ 101 (RB) (MBIA)
    4.750%, 08/01/12                                        670             671
    4.950%, 08/01/14                                        475             476
Eugene Public Safety Facilities,
    Callable 06/01/06 @ 100 (GO) (FGIC)
    5.700%, 06/01/16                                      1,295           1,369
Grants Pass, Callable 06/01/99 @ 100
    (GO) (AMBAC)
    5.850%, 06/01/00                                      1,000           1,004
Gresham Sewer (RB)
    4.950%, 06/01/02                                        615             637
Gresham Sewer, Callable 06/01/02
    @ 102 (RB)
    5.250%, 06/01/05                                        500             526
Jackson County School District # 549-C
    (GO) (FSA)
    6.000%, 06/01/05                                      1,125           1,246
Josephine County School District #7
    (GO) (FGIC)
    5.750%, 06/01/06                                      1,525           1,679
Lane County Community College (GO)
    5.000%, 06/01/01                                      1,000           1,031
Lane County Metropolitan
    Waste & Water Service (GO)
    5.100%, 09/01/00                                        660             676
Lincoln City School District (GO) (FGIC)
    5.500%, 06/15/04                                      2,095           2,252
    6.000%, 06/15/06                                      1,055           1,178
Lincoln City, Callable 07/01/99 @ 100
    (GO) (AMBAC)
    5.750%, 07/01/01                                        500             503
Lincoln City, Series A,
    Callable 08/01/99 @ 100 (GO) (AMBAC)
    5.000%, 02/01/03                                        305             306
Marion & Polk Counties School
    District #24-J, Pre-refunded @ 100
    (GO)
    5.600%, 10/01/02 (A)                                    635             675
    5.700%, 10/01/02 (A)                                    660             703
    5.800%, 10/01/02 (A)                                    715             764

OREGON INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Marion County Office Building Facility,
    Called 05/01/99 @ 100 (COP) (MLO)
    10.000%, 05/01/99                                $      365     $       367
Marion County School District #7-J,
    Callable 06/01/04 @ 101 (GO) (FSA)
    5.600%, 06/01/06                                        860             926
Marion County Solid Waste & Electric,
    Ogden Martin System Project
    (RB) (AMBAC)
    5.100%, 10/01/02                                      1,000           1,045
    5.500%, 10/01/06                                      1,400           1,521
Medford Hospital Facilities Authority,
    Asante Health Systems,
    Callable 08/15/09 @ 100 (RB) (MBIA)
    5.250%, 08/15/11                                      1,000           1,041
    5.375%, 08/15/12                                      1,000           1,047
Medford Hospital Facilities Authority,
    Escrowed to Maturity (RB) (MBIA)
    6.300%, 12/01/99                                        400             408
Medford Hospital Facilities Authority,
    Pre-refunded @ 102 (RB) (MBIA)
    6.600%, 12/01/00 (A)                                    300             322
Metropolitan Open Spaces Program,
    Series A, Callable 09/01/03 @ 102 (GO)
    5.000%, 09/01/04                                      1,275           1,343
Metropolitan Open Spaces Program,
    Series C, Callable 09/01/03 @ 102 (GO)
    5.250%, 09/01/13                                      1,000           1,035
Metropolitan Service District, Oregon
    Convention Center Project,
    Callable 01/01/00 @ 102 (GO)
    6.000%, 07/01/02                                      1,300           1,351
Metropolitan Service District, Oregon
    Convention Center Project, Series A,
    Callable 01/01/00 @ 102 (GO)
    6.250%, 01/01/13                                        500             520
Metropolitan Service District, Waste Disposal,
    Continuously Callable (RB)
    6.950%, 01/01/00                                        935             961
Metropolitan Service District, Waste Disposal
    (RB)
    6.850%, 07/01/99                                        540             545
Metropolitan, Washington Park Zoo,
    Series A (GO)
    5.000%, 01/15/02                                      1,040           1,076
    5.000%, 01/15/03                                      1,095           1,142
    6.000%, 01/15/05                                      1,215           1,338
Metropolitan, Washington Park Zoo, Series A,
    Callable 01/15/07 @ 100 (GO)
    5.250%, 01/15/10                                      1,000           1,049
Morrow County School District #1 (GO) (MBIA)
    5.500%, 06/01/04                                        795             854
    5.500%, 06/01/05                                        835             902
Multnomah County,
    Callable 04/01/09 @ 100 (GO)
    4.300%, 10/01/11                                      1,500           1,458
    4.500%, 10/01/13                                      2,000           1,948
Multnomah County, Callable 08/01/08 @ 101
    (COP) (MLO)
    4.750%, 08/01/11                                      2,200           2,221
Multnomah County Health Facilities Lease,
    Series A, Callable 07/01/03 @ 101
    (COP) (MLO)
    5.100%, 07/01/04                                        925             976


                          26        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

OREGON INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Multnomah County Juvenile Justice Project,
    Series A, Pre-refunded @ 101
    (COP) (MLO)
    5.700%, 08/01/02 (A)                             $      675     $       722
Multnomah County, University of Portland
    Educational Facilities,
    Callable 04/01/07 @ 102 (RB) (AMBAC)
    5.750%, 04/01/10                                      2,245           2,470
Multnomah County School District #1 (GO)
    4.250%, 06/01/03                                      1,000           1,019
Multnomah County School District #3,
    Callable 12/01/05 @ 100 (GO) (FGIC)
    5.600%, 12/01/07                                        780             842
Multnomah County School District #4 (GO)
    5.500%, 01/01/02                                        910             953
Multnomah County School District #4,
    Callable 01/01/02 @ 100 (GO)
    5.800%, 01/01/04                                      1,400           1,474
Multnomah County School District #7
    (GO) (AMBAC)
    5.875%, 06/01/02                                      1,000           1,065
    5.500%, 06/01/06                                      1,000           1,085
Multnomah County School District #40 (GO)
    5.250%, 06/01/04                                      1,000           1,062
Northern Wasco County, Hydroelectric Utility,
    McNary Dam Fishway Project,
    Callable 12/01/03 @ 102 (RB)
    4.750%, 12/01/06                                        470             487
Oregon State (GO)
    6.000%, 08/01/02                                      2,100           2,253
    6.000%, 02/01/03                                      1,000           1,080
Oregon State Alternative Energy, Private Act,
    Callable 07/01/04 @ 100 (GO)
    5.300%, 07/01/05                                        900             957
Oregon State Board of Higher Education,
    Series B, Callable 10/15/02 @ 100 (GO)
    6.250%, 10/15/12                                      1,375           1,477
Oregon State Department of Administrative
    Services, Callable 11/01/05 @ 101
    (COP) (MLO) (MBIA)
    5.000%, 11/01/06                                      1,350           1,427
Oregon State Department of Administrative
    Services, Callable 11/01/07 @ 101
    (COP) (MLO) (AMBAC)
    5.000%, 11/01/11                                        840             864
Oregon State Department of Administrative
    Services, Series A,
    Callable 05/01/09 @ 101
    (COP) (AMBAC)
    5.000%, 05/01/14                                      1,000           1,014
Oregon State Department of Administrative
    Services, Series C,
    Callable 05/01/06 @ 101
    (COP) (MLO) (MBIA)
    5.750%, 05/01/07                                      1,635           1,799
Oregon State Department of General
    Services, Series F, Escrowed to Maturity
    (COP) (MLO) (AMBAC)
    6.800%, 09/01/99                                      1,000           1,015
Oregon State Department of Transportation,
    Regional Light Rail Fund,
    Callable 06/01/04 @ 102 (RB) (MBIA)
    6.000%, 06/01/05                                      2,000           2,207

OREGON INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Oregon State Economic Development
    Department, Callable 01/01/02 @ 102
    (RB)
    4.850%, 01/01/04                                 $      555     $       578
Oregon State Economic Development
    Department, Series A,
    Callable 01/01/06 @ 102 (RB) (MBIA)
    5.000%, 01/01/11                                        500             515
Oregon State Equipment Finance Program,
    Series I (COP) (MLO) (MBIA)
    5.050%, 11/01/99                                        735             743
Oregon State Fair & Exposition Center,
    10/01/01 @ 103 (RB)
    5.400%, 10/01/06                                      1,010           1,065
Oregon State Health, Housing, Educational
    & Cultural Facilities, George Fox University,
    Series A, Callable 03/01/07 @ 102 (RB)
    5.400%, 03/01/09                                        395             421
    5.450%, 03/01/10                                        415             441
Oregon State Health, Housing, Educational &
    Cultural Facilities, Lewis & Clark College
    (RB) (MBIA)
    5.250%, 10/01/02                                        550             578
    5.300%, 10/01/03                                        630             669
Oregon State Health, Housing, Educational &
    Cultural Facilities, Reed College, Series A,
    Callable 07/01/06 @ 102 (RB)
    5.375%, 07/01/15                                      2,000           2,064
Oregon State Health Sciences, Zero Coupon
    Bond (RB) (MBIA)
    5.180%, 07/01/21 (B)                                 12,065           3,888
Oregon State Housing & Community Services,
    Callable 07/01/03 @ 102 (RB)
    5.750%, 07/01/12                                      1,500           1,556
Oregon State Housing & Community Services,
    Series A, Callable 07/01/04 @ 102 (RB)
    6.400%, 07/01/18                                      1,210           1,288
Oregon State Housing & Community Services,
    Single Family Mortgages, Series A,
    Callable 07/01/03 @ 102 (RB)
    4.900%, 07/01/05                                      1,075           1,102
Oregon State Housing & Community Services,
    Single Family Mortgages, Series A,
    Callable 07/01/06 @ 102 (RB)
    6.000%, 07/01/16                                      1,200           1,281
Oregon State Housing & Community Services,
    Single Family Mortgages, Series B,
    Callable 07/01/03 @ 102 (RB)
    5.100%, 07/01/07                                        445             457
Oregon State Pollution Control,
    Callable 11/01/07 @ 100 (GO)
    4.875%, 11/01/11                                        455             465
Oregon State Pollution Control, Series C,
    Callable 06/01/03 @ 100 (GO)
    5.625%, 06/01/13                                        540             558
Polk, Marion & Benton Counties School
    District #13-J (GO) (FGIC)
    5.500%, 12/01/03                                        955           1,025
Polk, Marion & Benton Counties School
    District #13-J, Callable 12/01/04 @ 101
    (GO) (FGIC)
    5.500%, 12/01/05                                        570             617


                          27        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

OREGON INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Port Morrow Pollution Control,
    Pre-refunded @ 100 (RB)
    6.375%, 04/01/02 (A)                             $    1,050     $     1,130
Port of St. Helens Pollution Control,
    Portland General Electric, Series A (RB)
    4.800%, 04/01/10                                      2,500           2,524
Port Portland Airport, Series 12-A,
    Callable 01/01/09 @ 101 (RB) (FGIC)
    5.250%, 07/01/12                                      1,000           1,050
Port Portland Airport, Series 7-A,
    Escrowed to Maturity (RB) (MBIA)
    6.125%, 07/01/00                                        270             279
    6.200%, 07/01/01                                        170             180
Port Portland Airport, Series 7-A,
    Pre-refunded @ 101 (RB) (MBIA)
    6.500%, 07/01/01 (A)                                    175             188
    6.500%, 07/01/01 (A)                                    325             349
Port Portland Airport, Series 7-A,
    Escrowed to Maturity (RB) (MBIA)
    6.125%, 07/01/00                                        530             548
    6.200%, 07/01/01                                        330             348
Port Portland Airport, Series 9-A,
    Callable 07/01/01 @ 102 (RB) (FGIC)
    5.400%, 07/01/04                                      1,775           1,864
Port Portland, Series A (GO)
    4.500%, 03/01/06                                      1,000           1,023
Portland Community College District,
    Callable 07/01/07 @ 101 (GO) (AMBAC)
    5.500%, 07/01/10                                      2,850           3,070
Portland Community College District,
    Series A, Pre-refunded @ 100 (GO)
    6.000%, 07/01/02 (A)                                  1,500           1,604
Portland Housing Authority,
    Callable 01/01/09 @ 100 (RB)
    5.000%, 01/01/19                                      3,000           2,952
    5.100%, 01/01/27                                      1,000             990
Portland Housing Authority, Riverwood
    Project, Pre-refunded @ 100 (RB)
    6.000%, 01/01/06 (A)                                  1,170           1,294
Portland Sewer Systems,
    Callable 06/01/07 @ 100 (RB) (FGIC)
    5.000%, 06/01/09                                      2,250           2,348
Portland Sewer Systems,
    Pre-refunded @ 101 (RB)
    6.150%, 06/01/04 (A)                                  1,000           1,108
Portland Sewer Systems, Series A (RB)
    5.550%, 06/01/04                                      1,085           1,167
Portland Sewer Systems, Series B,
    Callable 04/01/02 @ 102 (RB)
    5.500%, 04/01/04                                        600             638
Portland Sewer Systems,
    Callable 06/01/07 @ 100 (RB) (FGIC)
    5.000%, 06/01/08                                      2,000           2,100
    5.000%, 06/01/15                                      2,000           2,017
Portland, Series C,
    Callable 06/01/99 @ 100 (GO)
    5.500%, 12/01/00                                        250             251
Salem Educational Facilities,
    Willamette University (RB)
    5.500%, 04/01/04                                        500             536
Salem Educational Facilities, Willamette
    University, Callable 04/01/04 @ 101 (RB)
    5.700%, 04/01/05                                        500             542

OREGON INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Salem Hospital Facilities Authority,
    Callable 08/15/10 @ 100 (RB)
    5.250%, 08/15/14                                 $    2,375     $     2,436
Salem Water & Sewer (RB) (MBIA)
    6.000%, 06/01/06                                      1,135           1,266
Salem Water & Sewer,
    Callable 06/01/06 @ 100 (RB) (MBIA)
    5.500%, 06/01/11                                      1,000           1,071
Salem, Series A, Pre-refunded @ 101 (GO)
    5.600%, 01/01/01 (A)                                  1,410           1,466
Salem-Keizer School District #24-J,
    Callable 06/01/08 @ 100 (GO) (FSA)
    5.100%, 06/01/12                                      2,000           2,067
Tri-County Metropolitan Transportation District,
    Series A, Pre-refunded @ 101 (GO)
    5.600%, 07/01/02 (A)                                  2,000           2,132
    5.700%, 07/01/02 (A)                                  1,450           1,550
    5.800%, 07/01/02 (A)                                  1,310           1,404
Tri-County Metropolitan Transportation District,
    Series A, Callable 07/01/09 @ 101 (GO)
    5.250%, 07/01/12                                      1,000           1,051
Tri-County Metropolitan Transportation District,
    Series A, Callable 08/01/02 @ 101 (RB)
    5.450%, 08/01/04                                      1,000           1,055
Tri-County Service District (GO)
    5.000%, 09/01/02                                      1,570           1,622
Tualatin Hills Park & Recreational District
    (GO) (FGIC)
    5.750%, 03/01/13                                        870             964
Tualatin Valley Water District,
    Callable 06/01/08 @ 100 (RB) (FSA)
    5.000%, 06/01/12                                      1,000           1,025
Tualatin Valley Water District, Wolf Creek,
    Series A, Callable 12/01/03 @ 100 (RB)
    4.700%, 12/01/04                                      1,140           1,179
Washington & Clackamas Counties
    School District #23-J (GO) (FGIC)
    5.750%, 06/01/06                                      1,055           1,161
Washington & Clackamas Counties
    School District #23-J, Zero Coupon Bond
    (GO)
    4.700%, 06/01/11 (B) (C)                                435             247
Washington County (GO)
    5.850%, 12/01/01                                        685             726
Washington County Criminal Justice Facilities,
    Pre-refunded @ 100 (GO)
    5.625%, 12/01/04 (A)                                    850             924
    6.000%, 12/01/04 (A)                                  1,000           1,106
Washington County School District #1-J (GO)
    5.000%, 11/01/13                                      1,375           1,421
    5.000%, 11/01/14                                      1,000           1,030
Washington County School
    District #3 (GO) (MBIA)
    5.750%, 11/01/04                                        800             874
Washington County School District #15,
    Pre-refunded @ 101 (GO) (FGIC)
    5.800%, 06/01/04 (A)                                    575             631
Washington County School
    District #48-J (GO)
    5.900%, 09/01/01                                      1,065           1,124
Washington County School District #48-J,
    Series B, Callable 06/01/00 @ 100 (GO)
    5.700%, 06/01/02                                        780             801


                          28        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

OREGON INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                    PAR (000)/SHARES      VALUE (000)
--------------------------------------------------------------------------------
Washington County School
    District #88-J (GO) (FSA)
    5.125%, 06/15/11                                 $      980     $     1,021
Washington County School District #88-J,
    Callable 06/01/05 @ 100 (GO) (FSA)
    5.700%, 06/01/06                                      1,000           1,086
Washington County Unified Sewerage
    Agency (RB) (FGIC)
    5.750%, 10/01/08                                      1,000           1,114
Washington County Unified Sewerage
    Agency, Callable 10/01/06 @ 101
    (RB) (FGIC)
    5.200%, 10/01/09                                      1,300           1,378
Washington County Unified Sewerage
    Agency, Series 1 (RB) (AMBAC)
    5.700%, 10/01/04                                      1,250           1,360
Washington County Unified Sewerage
    Agency, Series 1,
    Pre-refunded @ 100 (RB) (AMBAC)
    5.800%, 10/01/04 (A)                                  2,000           2,188
Washington, Multnomah & Yamhill Counties
    School District #1-J,
    Callable 06/01/09 @ 100 (GO)
    5.250%, 06/01/12                                      1,185           1,241
Washington, Multnomah & Yamhill
    Counties School District #1-J,
    Callable 11/01/08 @ 100 (GO)
    5.250%, 11/01/09                                      2,060           2,202
Wilsonville, Callable 07/01/99 @ 100 (GO)
    7.000%, 01/01/00                                        190             192
    7.100%, 01/01/01                                        200             202
    7.200%, 01/01/02                                        215             217
    7.300%, 01/01/03                                        235             237
Wilsonville, Callable 06/01/08 @ 100 (GO)
    5.000%, 12/01/10                                      1,325           1,352
Yamhill County School District #29-J,
    Callable 06/01/04 @ 101 (GO) (FSA)
    5.600%, 06/01/06                                        630             678
Yamhill County School District #40 (GO) (FGIC)
    6.000%, 06/01/08                                        600             677
                                                                    ------------
                                                                        187,746
                                                                    ------------
PUERTO RICO -- 0.8%
Puerto Rico Commonwealth (GO) (MBIA)
    6.250%, 07/01/08                                      1,250           1,442
                                                                    ------------

TOTAL MUNICIPAL BONDS
    (Cost $182,537)                                                     189,188
                                                                    ------------

RELATED PARTY MONEY MARKET FUND -- 0.5%
First American Tax Free Obligations
    Fund (D)                                          1,047,761           1,048
                                                                    ------------

TOTAL RELATED PARTY MONEY MARKET FUND
    (Cost $1,048)                                                         1,048
                                                                    ------------

TOTAL INVESTMENTS -- 99.2%
    (Cost $183,585)                                                     190,236
                                                                    ------------
OTHER ASSETS AND LIABILITIES, NET -- 0.8%                                 1,522
                                                                    ------------

OREGON INTERMEDIATE TAX FREE FUND
(CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class-A
    ($.0001 par value--2 billion authorized)
    based on 87,035 outstanding shares                              $       883
Portfolio Capital--Class-Y
    ($.0001 par value--2 billion authorized)
    based on 18,930,595 outstanding shares                              184,054
Distributions in excess of net investment income                             (6)
Accumulated net realized gain on investments                                176
Net unrealized appreciation of investments                                6,651
                                                                    ------------
TOTAL NET ASSETS -- 100.0%                                          $   191,758
                                                                    ------------
Net asset value and redemption
    price per share--Class-A                                        $     10.08
Maximum sales charge of 2.50% (E)                                          0.26
                                                                    ------------
Offering price per share--Class-A                                   $     10.34
                                                                    ------------
Net asset value, offering price, and redemption
    price per share--Class-Y                                        $     10.08
                                                                    ------------

(A) Pre-refunded Security--Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date indicated. The pre-refunded date is shown as the maturity date on the Statement of Net Assets.

(B) The rate shown is the effective yield at time of purchase.

(C) At March 31, 1999, the cost of securities purchased on a when- issued basis was: Washington & Clackamas Counties, School District #23-J, $247,341.

(D) This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this Fund. See also the notes to the financial statements.

(E) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.

AMBAC--American Municipal Bond Assurance Company
COP--Certificate of Participation
FGIC--Financial Guaranty Insurance Corporation
FSA--Financial Security Assurance
GO--General Obligation
MBIA--Municipal Bond Insurance Association
MLO--Municipal Lease Obligation
RB--Revenue Bond
SBA--Small Business Administration

The accompanying notes are an integral part of the financial statements.


                          29        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

TAX FREE FUND

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 91.1%
ALASKA -- 2.3%
Alaska State Housing Finance Authority,
    Series A, Callable 06/01/07 @ 102
    (RB) (MBIA)
    5.900%, 12/01/19                                 $    1,000     $     1,052
                                                                    ------------
COLORADO -- 2.5%
Montrose County Health Care,
    Callable 11/01/02 @ 102 (RB)
    8.250%, 11/01/19                                      1,000           1,161
                                                                    ------------
FLORIDA -- 0.7%
Clay County Development Authority, Cargill
    Project, Callable 03/01/02 @ 102 (GO)
    6.400%, 03/01/11                                        300             323
                                                                    ------------
ILLINOIS -- 17.4%
Chicago, O' Hare Airport Project, Series A,
    Callable 09/01/09 @ 101 (RB)
    5.350%, 09/01/16                                      1,000             993
Illinois State Development Finance Authority,
    Pollution Control, Series A,
    Callable 07/01/06 @ 102 (RB)
    7.375%, 07/01/21                                        500             578
Illinois State Educational Facilities
    Authority, Augustana College,
    Callable 10/01/07 @ 100 (RB) (CLE)
    5.875%, 10/01/17                                        500             531
Illinois State Educational Facilities
    Authority, Augustana College,
    Callable 10/01/08 @ 100 (RB)
    5.250%, 10/01/18                                      1,000             970
Illinois State Health Facilities Authority,
    Alexian Brothers Health System,
    Callable 1/01/09 @ 101 (RB)
    5.000%, 01/01/19                                        500             488
Illinois State Health Facilities Authority,
    Series A, Pre-refunded @ 102 (RB) (MBIA)
    9.970%, 06/07/02 (A) (B)                              1,000           1,189
Illinois State Toll Highway Authority,
    Series A (RB)
    6.300%, 01/01/12                                      1,000           1,156
Illinois State University Improvements,
    Callable 02/01/02 @ 100 (COP) (MLO)
    7.550%, 02/01/16                                        110             121
    7.600%, 02/01/17                                        115             126
    7.700%, 02/01/20                                        100             110
    7.700%, 02/01/22                                        100             110
Rock Island, Friendship Manor Project (RB)
    7.000%, 06/01/06                                      1,100           1,161
Rock Island, Friendship Manor Project,
    Callable 06/01/03 @ 102 (RB)
    7.200%, 06/01/13                                        400             423
                                                                    ------------
                                                                          7,956
                                                                    ------------
INDIANA -- 9.3%
Hammond Multiple School Building, Series B,
    Escrowed to Maturity (RB) (MLO)
    6.000%, 01/15/13                                      1,000           1,121
Indiana State Municipal Power Agency,
    Power Supply (RB) (MBIA)
    6.000%, 01/01/11                                      1,000           1,124

TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Indiana State Municipal Power Agency,
    Power Supply, Series B (RB) (MBIA)
    6.000%, 01/01/12                                 $    1,000     $     1,127
Lake County Redvelopment Authority
    (RB) (MLO) (MBIA)
    6.500%, 02/01/16                                        800             894
                                                                    ------------
                                                                          4,266
                                                                    ------------
MICHIGAN -- 4.6%
Detroit Tax Increment, Series A,
    Callable 05/01/07 @ 101.5 (RB)
    5.375%, 05/01/18                                      1,500           1,530
Lakeview Community Schools (GO) (FGIC)
    5.750%, 05/01/16                                        500             553
                                                                    ------------
                                                                          2,083
                                                                    ------------
MINNESOTA -- 15.2%
Brooklyn Center Health Care Facilitiy,
    Callable 12/01/03 @ 102 (RB)
    7.600%, 12/01/18                                        400             429
Fergus Falls Health Care Facilities Authority,
    Series A, Callable 11/01/04 @ 102 (RB)
    7.000%, 11/01/19                                        500             527
Glencoe Hospital Board,
    Callable 08/01/04 @ 102 (RB)
    6.750%, 04/01/16                                        485             502
Hopkins, Multifamily Housing Renaissance
    Project, Callable 04/01/07 @102 (RB)
    6.250%, 04/01/15                                        500             533
Plymouth, Mission Farms Nursing Home
    Project, Callable 08/01/04 @ 102 (RB)
    7.500%, 08/01/24                                        500             541
Rochester Health Care Facilities Authority,
    Series A, Callable 11/15/02 @ 104 (RB)
    8.448%, 11/15/15 (B)                                  1,000           1,150
Roseville Housing Facilities Authority,
    Pre-refunded @ 102 (RB)
    7.125%, 10/01/03 (A)                                  1,000           1,145
St. Anthony Housing & Redevelopment
    Authority, Callable 05/20/06 @ 102
    (RB) (GNMA) (FHA)
    6.250%, 11/20/25                                      1,000           1,060
St. Paul Housing & Redevelopment Authority,
    Como Lake Project, Series B (RB) (FHA)
    7.500%, 03/01/26 (C)                                    500             495
White Bear Lake Care Center,
    Callable 11/01/03 @ 102 (RB)
    8.250%, 11/01/12                                        500             552
                                                                    ------------
                                                                          6,934
                                                                    ------------
MONTANA -- 0.6%
Sidney Nursing Home,
    Callable 06/01/00 @ 102 (RB)
    9.000%, 06/01/11                                        250             263
                                                                    ------------
NEW MEXICO -- 6.7%
New Mexico State Finance Authority,
    Mortgage Backed Securities (RB) (GNMA)
    6.400%, 07/01/15                                        755             769
New Mexico State Finance Authority, Mortgage
    Backed Securities, Series D (RB)
    6.200%, 07/01/15                                      2,150           2,308
                                                                    ------------
                                                                          3,077
                                                                    ------------


                          30        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
NORTH DAKOTA -- 8.9%
Mercer County Pollution Control, Antelope
    Valley Station (RB) (AMBAC)
    7.200%, 06/30/13                                 $    3,300     $     4,079
                                                                    ------------
SOUTH DAKOTA -- 2.4%
South Dakota State Health & Educational
    Facilities Authority,
    Callable 07/01/06 @ 102 (RB) (MBIA)
    6.000%, 07/01/14                                      1,000           1,090
                                                                    ------------
TEXAS -- 5.0%
Fort Bend Independent School District,
    Callable 02/15/05 @ 100 (GO)
    5.000%, 02/15/14                                        500             504
Harts Bluff School District (COP)
    8.800%, 11/15/00                                         50              50
Houston Employment Community
    (RB) (COP) (MLO)
    8.100%, 08/01/01                                         25              26
    8.150%, 02/01/02                                         35              36
    8.150%, 08/01/02                                         35              36
    8.200%, 02/01/03                                         35              36
    8.200%, 08/01/03                                         35              36
    8.250%, 08/01/04                                         40              41
    8.300%, 02/01/05                                         40              41
    8.300%, 08/01/05                                         45              47
    8.350%, 02/01/06                                         20              21
    8.350%, 08/01/06                                         50              52
    8.400%, 08/01/07                                         25              26
    8.450%, 08/01/08                                         55              57
Houston Employment Community, Emnora
    Lane Project (COP) (MLO)
    7.850%, 05/01/04                                         10              10
    7.850%, 11/01/04                                         25              25
    7.900%, 05/01/05                                         25              25
    7.900%, 11/01/05                                         25              25
    8.000%, 11/01/06                                         30              31
    8.050%, 05/01/07                                         20              20
North Central Health Facility, Series A,
    Pre-refunded @ 104 (RB) (MBIA)
    9.707%, 06/19/01 (A) (B)                              1,000           1,159
                                                                    ------------
                                                                          2,304
                                                                    ------------
UTAH -- 3.2%
Carbon County Roads Project,
    Pre-refunded @ 100 (RB)
    7.900%, 08/01/99 (A)                                    300             305
Intermountain Power Agency, Power Supply,
    Series A (RB) (AMBAC)
    6.500%, 07/01/11                                      1,000           1,174
                                                                    ------------
                                                                          1,479
                                                                    ------------
WASHINGTON -- 1.6%
Washington State Public Power Supply (RB)
    7.125%, 07/01/16                                        600             751
                                                                    ------------
WEST VIRGINIA -- 2.6%
West Virginia State, Series D (GO) (FGIC)
    6.500%, 11/01/26                                      1,000           1,185
                                                                    ------------

TAX FREE FUND (CONTINUED)

DESCRIPTION                                    PAR (000)/SHARES      VALUE (000)
--------------------------------------------------------------------------------
WISCONSIN -- 8.1%
Dallas, Nursing Home Project,
    Callable 05/01/03 @ 102 (RB) (FHA)
    6.250%, 05/01/19                                 $    1,015     $     1,036
Watertown Community Development
    Authority, Callable 03/01/00 @ 103 (RB)
    8.500%, 03/01/19                                         95             100
Wisconsin State Health & Educational
    Facilities Authority, Monroe Clinic,
    Callable 02/15/09 @ 101 (RB)
    5.375%, 02/15/22                                        500             489
Wisconsin State Health & Educational
    Facilities Authority, Aurora Health Care,
    Callable 02/15/09 @ 101 (RB)
    5.500%, 02/15/20                                      1,000             984
Wisconsin State Health & Educational
    Facilities Authority, Franciscan Skemp
    Medical Center (RB)
    6.125%, 11/15/15                                      1,000           1,085
                                                                    ------------
                                                                          3,694
                                                                    ------------

TOTAL MUNICIPAL BONDS
    (Cost $38,440)                                                       41,697
                                                                    ------------

COMMON STOCKS -- 3.9%
CLOSED-END INVESTMENT COMPANIES -- 3.9%
Blackrock Insured Municipal Term Trust                   13,900             162
Blackrock Municipal Target Trust                         25,000             273
Morgan Stanley Dean Winter Insured
    Municipal Income Trust                               20,600             305
Van Kampen Municipal Trust                                5,700             957
Van Kampen Strategy Sector
    Municipal Trust                                      58,700              78
                                                                    ------------
                                                                          1,775
                                                                    ------------

TOTAL COMMON STOCKS
    (Cost $1,768)                                                         1,775
                                                                    ------------

RELATED PARTY MONEY MARKET FUND -- 4.7%
First American Tax Free Obligations
    Fund (D)                                          2,149,660           2,150
                                                                    ------------

TOTAL RELATED PARTY MONEY MARKET FUND
    (Cost $2,150)                                                         2,150
                                                                    ------------

MONEY MARKET FUND -- 0.8%
Federated Tax Free Money Market                         374,666             375
                                                                    ------------

TOTAL MONEY MARKET FUND
    (Cost $375)                                                             375
                                                                    ------------

TOTAL INVESTMENTS -- 100.5%
    (Cost $42,733)                                                       45,997
                                                                    ------------
OTHER ASSETS AND LIABILITIES, NET -- (0.5%)                                (215)
                                                                    ------------


                          31        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

TAX FREE FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class-A
    ($.0001 par value--2 billion authorized)
    based on 3,414,932 outstanding shares                           $    34,871
Portfolio Capital--Class-C
    ($.0001 par value--2 billion authorized)
    based on 3,183 outstanding shares                                        36
Portfolio Capital--Class-Y
    ($.0001 par value--2 billion authorized)
    based on 661,630 outstanding shares                                   7,496
Undistributed net investment income                                          75
Accumulated net realized gain on investments                                 40
Net unrealized appreciation of investments                                3,264
                                                                    ------------
TOTAL NET ASSETS -- 100.0%                                          $    45,782
                                                                    ------------
Net asset value and redemption
    price per share--Class-A                                        $     11.22
Maximum sales charge of 2.50% (E)                                          0.29
                                                                    ------------
Offering price per share--Class-A                                   $     11.51
                                                                    ------------
Net asset value per share--Class-C (F)                              $     11.21

Maximum sales charge of 1.00% (G)                                          0.11
                                                                    ------------
Offering price per share--Class-C                                   $     11.32
                                                                    ------------
Net asset value, offering price, and redemption
    price per share--Class-Y                                        $     11.23
                                                                    ------------

(A) Pre-refunded Security--Pre-refunded issues are typically backed by U.S. Government Obligations. These bonds mature at the call date indicated. The pre-refunded date is shown as the maturity date on the Statement of Net Assets.

(B) Inverse Floating Rate Security--security pays interest at rates that increase (decrease) in the same magnitude as, or in a multiple of, a decrease (increase) in the market rate paid on a floating rate security. The interest rate shown is the rate in effect as of March 31, 1999.

(C) Security currently in partial default and is only 93.5% guaranteed. The effective interest rate is 7.013%.

(D) This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this Fund. See also the notes to the financial statements.

(E) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.

(F) Class-C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(G) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

AMBAC--American Municipal Bond Assurance Company
CLE--Connie Lee
COP--Certificates of Participation
FGIC--Financial Guaranty Insurance Corporation
FHA--Federal Housing Authority
GNMA--Government National Mortgage Association
GO--General Obligation
MBIA--Municipal Bond Insurance Association
MLO--Municipal Lease Obligation RB--Revenue Bond

The accompanying notes are an integral part of the financial statements.


                          32        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

                 (THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY.)



                          33        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
OPERATIONS    FOR THE SIX MONTHS ENDED MARCH 31, 1999, (UNAUDITED) IN THOUSANDS

                                                  CALIFORNIA INTERMEDIATE      COLORADO INTERMEDIATE               INTERMEDIATE
                                                            TAX FREE FUND              TAX FREE FUND              TAX FREE FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                         $    935                   $  1,602                   $ 11,808
Dividends                                                              --                         --                         --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                               935                      1,602                     11,808
===============================================================================================================================
EXPENSES:
Investment advisory fees                                              138                        225                      1,668
Less: Waiver of investment advisory fees                              (45)                       (86)                      (392)
Administrator fees                                                     22                         35                        260
Transfer agent fees                                                    13                         30                         20
Custodian fees                                                          6                         10                         72
Directors' fees                                                        --                          1                          5
Registration fees                                                       1                          6                         11
Professional fees                                                       1                          1                          6
Printing                                                                1                          2                         14
Distribution fees - class-A                                            --                          5                         14
Less: Waiver of distribution fees - class-A                            --                         (5)                       (14)
Distribution fees - class-C                                            --                         --                         --
Other                                                                   1                          1                          4
-------------------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                    138                        225                      1,668
===============================================================================================================================
INVESTMENT INCOME - NET                                               797                      1,377                     10,140
===============================================================================================================================
REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS - NET:
Net realized gain (loss) on investments                                (1)                       163                        102
Net change in unrealized depreciation of investments                 (424)                    (1,194)                    (6,244)
-------------------------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                                       (425)                    (1,031)                    (6,142)
===============================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                                      $    372                   $    346                   $  3,998
===============================================================================================================================

The accompanying notes are an integral part of the financial statements.


                          34        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS


    MINNESOTA
 INTERMEDIATE                 MINNESOTA       OREGON INTERMEDIATE
TAX FREE FUND             TAX FREE FUND             TAX FREE FUND             TAX FREE FUND
-------------------------------------------------------------------------------------------
      $ 7,985                   $ 3,763                   $ 4,707                   $ 1,277
           --                         2                        --                         2
-------------------------------------------------------------------------------------------
        7,985                     3,765                     4,707                     1,279
===========================================================================================

        1,138                       448                       665                       147
         (279)                     (118)                     (165)                      (31)
          177                        70                       104                        23
           17                        14                        16                        13
           49                        19                        28                         6
            3                         1                         2                        --
           15                         6                         5                         5
            4                         2                         2                         1
           10                         4                         6                         1
           14                       147                        --                        49
          (14)                       --                        --                        --
           --                         1                        --                        --
            4                         1                         2                         2
-------------------------------------------------------------------------------------------
        1,138                       595                       665                       216
===========================================================================================
        6,847                     3,170                     4,042                     1,063
===========================================================================================


          146                       233                       179                        41
       (3,590)                   (1,888)                   (2,573)                     (772)
-------------------------------------------------------------------------------------------
       (3,444)                   (1,655)                   (2,394)                     (731)
===========================================================================================

      $ 3,403                   $ 1,515                   $ 1,648                   $   332
===========================================================================================


                          35        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
CHANGES IN NET ASSETS    IN THOUSANDS

                                                                CALIFORNIA INTERMEDIATE COLORADO INTERMEDIATE          INTERMEDIATE
                                                                          TAX FREE FUND         TAX FREE FUND         TAX FREE FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     10/1/98    10/1/97    10/1/98    10/1/97    10/1/98    10/1/97
                                                                          to         to         to         to         to         to
                                                                     3/31/99    9/30/98    3/31/99    9/30/98    3/31/99    9/30/98
                                                                  (unaudited)           (unaudited)           (unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income - net                                            $     797  $   1,489  $   1,377  $   2,669  $  10,140  $  19,437
Net realized gain (loss) on investments                                   (1)       103        163         79        102      2,358
Net change in unrealized appreciation (depreciation) of investments     (424)     1,040     (1,194)     1,563     (6,244)     9,075
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                     372      2,632        346      4,311      3,998     30,870
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class-A                                                                 (7)        --        (85)      (181)      (233)      (301)
  Class-C                                                                 --         --         --         --         --         --
  Class-Y                                                               (794)    (1,484)    (1,298)    (2,484)    (9,960)   (19,134)
Net realized gain on investments:
  Class-A                                                                 (1)        --         (8)        (7)       (53)       (31)
  Class-C                                                                 --         --         --         --         --         --
  Class-Y                                                               (102)        (6)      (110)       (84)    (2,305)    (2,516)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                     (904)    (1,490)    (1,501)    (2,756)   (12,551)   (21,982)
===================================================================================================================================
CAPITAL SHARE TRANSACTIONS (1):
Class-A:
  Proceeds from sales                                                  1,074         78        345      2,052      5,623      8,876
  Reinvestment of distributions                                            4         --         58        114        143        152
  Payments for redemptions                                              (460)        --       (678)    (2,165)    (3,003)    (3,834)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  Class-A transactions                                                   618         78       (275)         1      2,763      5,194
-----------------------------------------------------------------------------------------------------------------------------------
Class-C:
  Proceeds from sales                                                     --         --         --         --         --         --
  Reinvestment of distributions                                           --         --         --         --         --         --
  Payments for redemptions                                                --         --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
  Class-C transactions                                                    --         --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
Class-Y:
  Proceeds from sales                                                  9,260      8,085      6,921     12,182     49,947     85,034
  Reinvestment of distributions                                            9         24         11         20      1,168      2,792
  Payments for redemptions                                            (3,179)    (5,260)    (4,708)    (8,391)   (35,370)   (66,846)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  Class-Y transactions                                                 6,090      2,849      2,224      3,811     15,745     20,980
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  capital share transactions                                           6,708      2,927      1,949      3,812     18,508     26,174
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                6,176      4,069        794      5,367      9,955     35,062
NET ASSETS AT BEGINNING OF PERIOD                                     37,357     33,288     63,932     58,565    469,910    434,848
===================================================================================================================================
NET ASSETS AT END OF PERIOD(2)                                     $  43,533  $  37,357  $  64,726  $  63,932  $ 479,865  $ 469,910
===================================================================================================================================
(1)CAPITAL SHARE TRANSACTIONS:
 Class-A:
  Shares issued                                                          104          8         33        193        513        816
  Shares issued in lieu of cash distributions                             --         --          5         10         13         14
  Shares redeemed                                                        (44)        --        (63)      (203)      (275)      (353)
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL CLASS-A TRANSACTIONS                                               60          8        (25)        --        251        477
===================================================================================================================================
 Class-C:
  Shares issued                                                           --         --         --         --         --         --
  Shares issued in lieu of cash distributions                             --         --         --         --         --         --
  Shares redeemed                                                         --         --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL CLASS-C TRANSACTIONS                                               --         --         --         --         --         --
===================================================================================================================================
 Class-Y:
  Shares issued                                                          901        799        642      1,141      4,567      7,826
  Shares issued in lieu of cash distributions                              1          2          1          2        107        257
  Shares redeemed                                                       (310)      (521)      (436)      (787)    (3,234)    (6,165)
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL CLASS-Y TRANSACTIONS                                              592        280        207        356      1,440      1,918
===================================================================================================================================
 NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS                         652        288        182        356      1,691      2,395
===================================================================================================================================

The accompanying notes are an integral part of the financial statements.


                          36        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS


MINNESOTA INTERMEDIATE                 MINNESOTA       OREGON INTERMEDIATE
         TAX FREE FUND             TAX FREE FUND             TAX FREE FUND             TAX FREE FUND
----------------------------------------------------------------------------------------------------
   10/1/98     10/1/97      10/1/98      10/1/97      10/1/98      10/1/97      10/1/98      10/1/97
        to          to           to           to           to           to           to           to
   3/31/99     9/30/98      3/31/99      9/30/98      3/31/99      9/30/98      3/31/99      9/30/98
(unaudited)              (unaudited)               (unaudited)               (unaudited)
----------------------------------------------------------------------------------------------------

$   6,847    $  13,525    $   3,170    $   6,601    $   4,042    $   8,036    $   1,063    $   2,203
      146          940          233          829          179          570           41          526
   (3,590)       6,149       (1,888)       3,157       (2,573)       3,153         (772)         897
----------------------------------------------------------------------------------------------------
    3,403       20,614        1,515       10,587        1,648       11,759          332        3,626
----------------------------------------------------------------------------------------------------


     (245)        (369)      (2,878)      (5,936)          (4)          --         (939)      (2,173)
       --           --           (4)          --           --           --           --           --
   (6,600)     (13,130)        (266)        (426)      (4,047)      (8,033)         (77)          (2)

      (27)         (26)        (630)        (754)          --           --         (450)        (237)
       --           --           --           --           --           --           --           --
     (844)      (1,041)         (47)         (51)        (483)        (273)          (6)          --
----------------------------------------------------------------------------------------------------
   (7,716)     (14,566)      (3,825)      (7,167)      (4,534)      (8,306)      (1,472)      (2,412)   (2)Includes undistributed
====================================================================================================       (distributions in excess
                                                                                                           of) net investment income
                                                                                                           (000) of $0 and $4 for
    5,311        4,768        9,766       10,848          883           --        1,333        1,327       California Intermediate
      151          206        2,938        5,175           --           --          840        1,738       Tax Free Fund, $(1) and
   (1,753)      (2,271)     (10,872)     (25,945)          --           --       (3,138)     (13,562)      $4 for Colorado
----------------------------------------------------------------------------------------------------       Intermediate Tax Free
                                                                                                           Fund, $(40) and $13 for
    3,709        2,703        1,832       (9,922)         883           --         (965)     (10,497)      Intermediate Tax Free
----------------------------------------------------------------------------------------------------       Income Fund, $28 and $26
                                                                                                           for Minnesota
       --           --          720           --           --           --           36           --       Intermediate Tax Free
       --           --            3           --           --           --           --           --       Fund, $233 and $211 for
       --           --           --           --           --           --           --           --       Minnesota Tax Free Fund,
----------------------------------------------------------------------------------------------------       $(6) and $3 for Oregon
                                                                                                           Intermediate Tax Free
       --           --          723           --           --           --           36           --       Fund, and $75 and $28 for
----------------------------------------------------------------------------------------------------       Tax Free Fund, at March
                                                                                                           31, 1999, and September
   22,669       51,692        6,196        1,242       15,785       20,945        7,560          351       30, 1998, respectively.
      196          367          194          309          239          397           18           --
  (28,268)     (37,457)      (2,506)      (2,626)      (9,646)     (19,481)        (433)          --
----------------------------------------------------------------------------------------------------

   (5,403)      14,602        3,884       (1,075)       6,378        1,861        7,145          351
----------------------------------------------------------------------------------------------------

   (1,694)      17,305        6,439      (10,997)       7,261        1,861        6,216      (10,146)
----------------------------------------------------------------------------------------------------
   (6,007)      23,353        4,129       (7,577)       4,375        5,314        5,076       (8,932)
  327,928      304,575      127,092      134,669      187,383      182,069       40,706       49,638
====================================================================================================
$ 321,921    $ 327,928    $ 131,221    $ 127,092    $ 191,758    $ 187,383    $  45,782    $  40,706
====================================================================================================


      518          470          858          964           87           --          117          117
       15           20          259          460           --           --           74          154
     (171)        (224)        (957)      (2,310)          --           --         (276)      (1,199)
----------------------------------------------------------------------------------------------------
      362          266          160         (886)          87           --          (85)        (928)
====================================================================================================

       --           --           64           --           --           --            3           --
       --           --           --           --           --           --           --           --
       --           --           --           --           --           --           --           --
----------------------------------------------------------------------------------------------------
       --           --           64           --           --           --            3           --
====================================================================================================

    2,222        5,109          547          111        1,552        2,079          667           31
       19           36           17           28           24           39            2           --
   (2,771)      (3,705)        (221)        (234)        (949)      (1,934)         (38)          --
----------------------------------------------------------------------------------------------------
     (530)       1,440          343          (95)         627          184          631           31
====================================================================================================
     (168)       1,706          567         (981)         714          184          549         (897)
====================================================================================================


                          37        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

FINANCIAL HIGHLIGHTS    FOR A SHARE OUTSTANDING, THROUGHOUT THE PERIODS
                        ENDED SEPTEMBER 30, UNLESS OTHERWISE INDICATED.

                                                                       REALIZED AND
                                            NET ASSET                    UNREALIZED       DIVIDENDS
                                                VALUE           NET       GAINS OR         FROM NET    DISTRIBUTIONS
                                            BEGINNING    INVESTMENT    (LOSSES) ON       INVESTMENT             FROM
                                            OF PERIOD        INCOME    INVESTMENTS           INCOME    CAPITAL GAINS
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX FREE FUND
Class-A
  1999* (unaudited)                          $10.37         $ 0.21         $(0.11)         $(0.21)         $(0.03)
  1998                                        10.04           0.43           0.33           (0.43)             --
  1997(1)                                     10.00           0.06           0.04           (0.06)             --
Class-Y
  1999* (unaudited)                          $10.36         $ 0.21         $(0.11)         $(0.21)         $(0.03)
  1998                                        10.03           0.43           0.33           (0.43)             --
  1997(1)                                     10.00           0.06           0.03           (0.06)             --

COLORADO INTERMEDIATE TAX FREE FUND
Class-A
  1999* (unaudited)                          $10.89         $ 0.23         $(0.17)         $(0.23)         $(0.02)
  1998                                        10.61           0.47           0.30           (0.47)          (0.02)
  1997                                        10.42           0.48           0.24           (0.48)          (0.05)
  1996                                        10.51           0.49          (0.04)          (0.49)          (0.05)
  1995                                        10.15           0.49           0.36           (0.49)             --
  1994(2)                                     10.00           0.21           0.16           (0.22)             --
Class-Y
  1999* (unaudited)                          $10.88         $ 0.23         $(0.18)         $(0.23)         $(0.02)
  1998                                        10.61           0.47           0.29           (0.47)          (0.02)
  1997                                        10.42           0.48           0.24           (0.48)          (0.05)
  1996                                        10.51           0.49          (0.04)          (0.49)          (0.05)
  1995                                        10.16           0.48           0.36           (0.49)             --
  1994(2)                                     10.00           0.22           0.16           (0.22)             --

INTERMEDIATE TAX FREE FUND
Class-A
  1999* (unaudited)                          $11.05         $ 0.23         $(0.15)         $(0.23)         $(0.05)
  1998                                        10.84           0.47           0.27           (0.47)          (0.06)
  1997                                        10.66           0.47           0.24           (0.47)          (0.06)
  1996                                        10.72           0.46           0.01           (0.46)          (0.07)
  1995                                        10.28           0.49           0.43           (0.48)             --
  1994                                        10.92           0.44          (0.57)          (0.44)          (0.07)
Class-Y
  1999* (unaudited)                          $11.03         $ 0.23         $(0.14)         $(0.23)         $(0.05)
  1998                                        10.82           0.47           0.27           (0.47)          (0.06)
  1997                                        10.65           0.47           0.23           (0.47)          (0.06)
  1996                                        10.72           0.46             --           (0.46)          (0.07)
  1995                                        10.28           0.49           0.43           (0.48)             --
  1994(3)                                     10.89           0.29          (0.61)          (0.29)             --

MINNESOTA INTERMEDIATE TAX FREE FUND
Class-A
  1999* (unaudited)                          $10.29         $ 0.21         $(0.11)         $(0.21)         $(0.03)
  1998                                        10.09           0.43           0.24           (0.43)          (0.04)
  1997                                         9.91           0.44           0.21           (0.44)          (0.03)
  1996                                         9.92           0.45           0.02           (0.45)          (0.03)
  1995                                         9.58           0.46           0.33           (0.45)             --
  1994(4)                                     10.00           0.25          (0.42)          (0.25)             --
Class-Y
  1999* (unaudited)                          $10.26         $ 0.21         $(0.11)         $(0.21)         $(0.03)
  1998                                        10.06           0.43           0.24           (0.43)          (0.04)
  1997                                         9.91           0.44           0.18           (0.44)          (0.03)
  1996                                         9.92           0.45           0.02           (0.45)          (0.03)
  1995                                         9.59           0.45           0.33           (0.45)             --
  1994(4)                                     10.00           0.25          (0.41)          (0.25)             --
--------------------------------------------------------------------------------------------------------------------

* For the six months ended March 31, 1999. All ratios for the period have been annualized.
+  Returns are for the period indicated and have not been annualized.
(A)Excluding sales charges.

The accompanying notes are an integral part of the financial statements.


                          38        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

                                                                                     RATIO OF
                                                                 RATIO OF NET     EXPENSES TO
  NET ASSET                                          RATIO OF      INVESTMENT         AVERAGE
      VALUE                         NET ASSETS    EXPENSES TO       INCOME TO      NET ASSETS          PORTFOLIO
     END OF          TOTAL              END OF        AVERAGE         AVERAGE      (EXCLUDING           TURNOVER
     PERIOD     RETURN (A)        PERIOD (000)     NET ASSETS      NET ASSETS        WAIVERS)               RATE
----------------------------------------------------------------------------------------------------------------


   $10.23           0.93%+          $    696           0.70%           4.21%           1.18%                0%
    10.37           7.80                  82           0.70            4.22            1.21                22
    10.04           1.02+                  1           0.69            4.48            1.36                 3

   $10.22           0.93%+          $ 42,837           0.70%           4.21%           0.93%                0%
    10.36           7.80              37,275           0.70            4.27            0.96                22
    10.03           0.92+             33,287           0.69            4.14            1.11                 3



   $10.70           0.58%+          $  3,954           0.70%           4.29%           1.22%               15%
    10.89           7.43               4,301           0.70            4.43            1.17                19
    10.61           7.11               4,187           0.70            4.55            1.16                11
    10.42           4.39               2,861           0.70            4.69            1.18                20
    10.51           8.57               2,189           0.70            4.83            1.27                19
    10.15           3.66+                693           0.69            4.51            4.96                 4

   $10.68           0.49%+          $ 60,772           0.70%           4.29%           0.97%               15%
    10.88           7.33              59,631           0.70            4.43            0.92                19
    10.61           7.11              54,378           0.70            4.55            0.91                11
    10.42           4.39              48,927           0.70            4.69            0.93                20
    10.51           8.47              50,071           0.70            4.84            1.02                19
    10.16           3.76+              7,281           0.69            4.51            4.71                 4



   $10.85           0.81%+          $ 11,754           0.70%           4.25%           1.11%                7%
    11.05           7.04               9,196           0.70            4.31            1.11                27
    10.84           6.84               3,849           0.67            4.41            1.18                66
    10.66           4.45               2,618           0.66            4.35            1.17                53
    10.72           9.15                 983           0.67            4.71            1.30                68
    10.28          (1.25)              1,128           0.59            4.13            2.78                52

   $10.84           0.90%+          $468,111           0.70%           4.25%           0.86%                7%
    11.03           7.05             460,714           0.70            4.32            0.86                27
    10.82           6.75             431,000           0.67            4.40            0.93                66
    10.65           4.35              66,994           0.66            4.35            0.92                53
    10.72           9.15              46,025           0.67            4.73            1.05                68
    10.28          (2.91)+             6,168           0.45            4.48            2.20                52



   $10.15           1.00%+          $ 13,804           0.70%           4.21%           1.12%                5%
    10.29           6.80              10,330           0.70            4.30            1.11                24
    10.09           6.72               7,453           0.70            4.49            1.15                20
     9.91           4.80               3,916           0.70            4.52            1.18                19
     9.92           8.46               2,219           0.70            4.74            1.25                38
     9.58          (1.68)+             1,508           0.67            4.57            1.84                22

   $10.12           1.00%+          $308,117           0.70%           4.21%           0.87%                5%
    10.26           6.82             317,598           0.70            4.30            0.86                24
    10.06           6.42             297,122           0.70            4.47            0.90                20
     9.91           4.80              93,394           0.70            4.53            0.93                19
     9.92           8.34              61,693           0.70            4.76            1.00                38
     9.59          (1.58)+            20,272           0.67            4.57            1.59                22
----------------------------------------------------------------------------------------------------------------

(1)Commenced operations on August 8, 1997. All ratios for the period have been annualized.
(2)Commenced operations on April 4, 1994. All ratios for the period have been annualized.
(3)Class-Y shares have been offered since February 4, 1994. All ratios for the period have been annualized.
(4)Commenced operations on February 25, 1994. All ratios for the period have been annualized.


                          39        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

FINANCIAL HIGHLIGHTS    FOR A SHARE OUTSTANDING, THROUGHOUT THE PERIODS
                        ENDED SEPTEMBER 30, UNLESS OTHERWISE INDICATED.

                                                                    REALIZED AND
                                         NET ASSET                    UNREALIZED       DIVIDENDS
                                             VALUE            NET       GAINS OR        FROM NET    DISTRIBUTIONS
                                         BEGINNING     INVESTMENT    (LOSSES) ON      INVESTMENT             FROM
                                         OF PERIOD         INCOME    INVESTMENTS          INCOME    CAPITAL GAINS
-----------------------------------------------------------------------------------------------------------------
MINNESOTA TAX FREE FUND (B)
Class-A
  1999* (unaudited)                       $11.46         $ 0.28         $(0.15)         $(0.28)         $(0.06)
  1998                                     11.15           0.57           0.36           (0.56)          (0.06)
  1997                                     10.89           0.57           0.31           (0.57)          (0.05)
  1996                                     10.81           0.59           0.07           (0.58)             --
  1995                                     10.28           0.66           0.53           (0.66)             --
  1994                                     11.43           0.61          (0.95)          (0.61)          (0.20)
Class-C
  1999(3) (unaudited)                     $11.38         $ 0.11         $(0.15)         $(0.09)         $   --
Class-Y
  1999* (unaudited)                       $11.45         $ 0.29         $(0.15)         $(0.29)         $(0.06)
  1998                                     11.14           0.60           0.36           (0.59)          (0.06)
  1997(1)                                  11.16           0.10          (0.02)          (0.10)             --

OREGON INTERMEDIATE TAX FREE FUND
Class-A
  1999(4) (unaudited)                     $10.23         $ 0.07         $(0.15)         $(0.07)         $   --
Class-Y
  1999* (unaudited)                       $10.24         $ 0.22         $(0.13)         $(0.22)         $(0.03)
  1998                                     10.05           0.45           0.21           (0.45)          (0.02)
  1997(5)                                  10.00           0.07           0.05           (0.07)             --

TAX FREE FUND (B)
Class-A
  1999* (unaudited)                       $11.53         $ 0.28         $(0.19)         $(0.27)         $(0.13)
  1998                                     11.21           0.55           0.36           (0.54)          (0.05)
  1997                                     10.81           0.54           0.42           (0.54)          (0.02)
  1996                                     10.69           0.56           0.12           (0.56)             --
  1995                                     10.22           0.60           0.47           (0.60)             --
  1994                                     11.76           0.57          (1.21)          (0.57)          (0.33)
Class-C
  1999(3) (unaudited)                     $11.34         $ 0.10         $(0.15)         $(0.08)         $   --
Class-Y
  1999* (unaudited)                       $11.54         $ 0.30         $(0.19)         $(0.29)         $(0.13)
  1998(2)                                  11.31           0.10           0.22           (0.09)             --
-----------------------------------------------------------------------------------------------------------------

* For the six months ended March 31, 1999. All ratios for the period have been annualized.
+  Returns are for the period indicated and have not been annualized.
(A)Excluding sales charges.
(B)The financial highlights for the Minnesota Tax Free Fund and Tax Free Fund as set forth herein include the historical financial highlights of the Piper Minnesota Tax-Exempt Fund class-A shares and class-Y shares, and the Piper National Tax-Exempt Fund class-A shares. The assets of the Piper Minnesota Tax-Exempt Fund and Piper National Tax-Exempt Fund were acquired by Minnesota Tax Free Fund and Tax Free Fund on July 31, 1998. In connection with this acquisition, (i) class-A shares of the Piper Minnesota Tax-Exempt Fund and Piper National Tax-Exempt Fund were exchanged for class-A shares of the Minnesota Tax Free Fund and Tax Free Fund, respectively, (ii) class-Y shares of the Piper Minnesota Tax-Exempt Fund were exchanged for class-Y shares of the Minnesota Tax Free Fund. On July 31, 1998 the Fund's advisor changed from Piper Capital Management, Inc. to U.S. Bank N.A.

The accompanying notes are an integral part of the financial statements.


                          40        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

                                                                               RATIO OF
                                                             RATIO OF NET   EXPENSES TO
  NET ASSET                                        RATIO OF    INVESTMENT       AVERAGE
      VALUE                         NET ASSETS  EXPENSES TO     INCOME TO    NET ASSETS          PORTFOLIO
     END OF          TOTAL              END OF      AVERAGE       AVERAGE    (EXCLUDING           TURNOVER
     PERIOD     RETURN (A)        PERIOD (000)   NET ASSETS    NET ASSETS      WAIVERS)               RATE
----------------------------------------------------------------------------------------------------------


   $11.25           1.13%+          $118,637         0.95%         4.93%         1.13%                4%
    11.46           8.58             118,937         0.95          5.05          1.01                16
    11.15           8.32             125,659         0.95          5.17          1.01                17
    10.89           6.24             125,677         0.90          5.38          0.99                35
    10.81          11.38             133,857         0.91          5.80          0.99                30
    10.28          (3.14)            162,468         0.89          5.61          0.99                44

   $11.25          (0.38)%+         $    718         1.35%         4.53%         1.88%                4%

   $11.24           1.25%+          $ 11,866         0.70%         5.18%         0.88%                4%
    11.45           8.83               8,155         0.78          5.79          0.82                16
    11.14           0.72+              9,010         0.75          5.73          0.75                17



   $10.08          (0.77)%+         $    877         0.70%         4.25%         1.12%                6%

   $10.08           0.81%+          $190,881         0.70%         4.25%         0.87%                6%
    10.24           6.66             187,383         0.70          4.43          0.87                20
    10.05           1.17+            182,069         0.70          4.55          1.09                 4



   $11.22           0.81%+          $ 38,318         1.05%         5.14%         1.18%                5%
    11.53           8.41              40,351         1.10          4.84          1.16                 7
    11.21           9.09              49,638         1.11          4.91          1.17                28
    10.81           6.42              45,935         1.03          5.15          1.13                43
    10.69          10.30              57,061         1.01          5.37          1.09                28
    10.22          (5.72)             67,949         0.93          5.25          1.03                65

   $11.21           0.40%+          $     36         1.35%         4.75%         1.93%                5%

   $11.23           0.93%+          $  7,428         0.80%         5.29%         0.93%                5%
    11.54           2.83+                355         0.85          5.61          0.91                 7
----------------------------------------------------------------------------------------------------------

(1)Class-Y shares have been offered since August 1, 1997. All ratios for the period have been annualized.
(2)Class-Y shares have been offered since July 31, 1998. All ratios for the period have been annualized.
(3)For the period ended March 31, 1999. Class-C shares have been offered since February 1, 1999. All ratios for the period have been annualized.
(4)For the period ended March 31, 1999. Class-A shares have been offered since February 1, 1999. All ratios for the period have been annualized.
(5)Commenced operations on August 8, 1997. All ratios for the period have been annualized.


                          41        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS    MARCH 31, 1999 (UNAUDITED)

1     ORGANIZATION

The First American California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Oregon Intermediate Tax Free Fund, and Tax Free Fund (collectively, the "Funds") are mutual funds offered by First American Investment Funds, Inc. ("FAIF"). The First American Limited Term Income Fund, Intermediate Term Income Fund, Intermediate Government Bond Fund, Fixed Income Fund, Adjustable Rate Mortgage Securities Fund, Strategic Income Fund, Balanced Fund, Real Estate Securities Fund, Equity Income Fund, Equity Index Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Value Fund, Regional Equity Fund, Small Cap Value Fund, Small Cap Growth Fund, Micro Cap Value Fund, International Index Fund, International Fund, Health Sciences Fund, Technology Fund, Emerging Markets Fund, and Mid Cap Growth Fund are also funds offered by FAIF but are not included in this report. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAIF's articles of incorporation permit the board of directors to create additional funds in the future.

These FAIF Funds offer class-A and class-Y shares. Minnesota Tax Free Fund and Tax Free Fund also offer class-C shares. Class-A shares are sold with a front-end sales charge. Class-Y shares have no sales charge and are offered only to qualifying institutional investors. Class-C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge for eighteen months.

The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies. All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fees charged may differ among classes and each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

2     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Funds are as follows:

SECURITY VALUATION - Security valuations for FAIF Fund investments are furnished by one or more independent pricing services that have been approved by the Board of Directors. Debt obligations exceeding sixty days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Investments in closed-end mutual funds which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities on each business day.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Interest income, including


                          42        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS
amortization of bond premium and discount is recorded on the accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for Federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS - The Funds declare and pay income dividends monthly. Any net realized capital gains on sales of securities for a Fund are distributed to shareholders at least annually.

FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. For Federal income tax purposes, required distributions related to realized gains from security transactions are computed as of October 31st.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature and are primarily due to wash sales. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially fully invested. At March 31, 1999, the California Intermediate Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, and Oregon Intermediate Tax Free Fund had outstanding when-issued commitments of $1,630,979, $4,245,120, $4,338,820, and $247,341 respectively.

EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

HISTORICAL FINANCIAL STATEMENT INFORMATION - The financial information presented for Minnesota Tax Free Fund and Tax Free Fund prior to July 31, 1998, is that of the


                          43        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS    MARCH 31, 1999 (UNAUDITED)

former Piper Minnesota Tax-Exempt Fund and the former Piper National Tax-Exempt Fund respectively. The historical financial information of the former Piper Funds was carried over to the newly formed FAIF Funds.

3     FEES AND EXPENSES

ADVISORY FEES - Pursuant to an investment advisory agreement (the Agreement), U.S. Bank National Association (the Advisor) manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay the Advisor a monthly fee based upon average daily net assets. The fee for each of the FAIF Funds is equal to an annual rate of .70% of the average daily net assets.

The Funds may invest in First American Funds, Inc. (FAF), subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicative investment advisory fees, the Advisor reimburses each FAIF Fund an amount equal to the investment advisory fee earned by FAF related to such investments.

ADMINISTRATION FEES - SEI Investments Management Corporation (SIMC) provides administrative services, including certain accounting, legal and shareholder services, at an annual rate of .12% of each FAIF fund's average daily net assets, with a minimum annual fee of $50,000 for the Minnesota Tax Free Fund and Tax Free Fund. To the extent that the aggregate net assets of the First American Family of Funds exceed $8 billion, the annual rate of each FAIF Fund is reduced to .105% for their relative share of the excess net assets.

SUBADMINISTRATION FEES - U.S. Bank National Association assists the Administrator and provides sub-administration services for the Funds. For these services, the Administrator compensates the sub-administrator at an annual rate of up to 0.05% of each Fund's average daily net assets. Under this agreement, SIMC paid $155,000 to U.S. Bank National Association for the six months ended March 31, 1999, for the Funds included in this report. The fees for the period were approximately 0.025% of average daily net assets.

CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank National Association serves as the Funds' custodian. The fee for each Fund is equal to an annual rate of .03% of average daily net assets.

DISTRIBUTION FEES - SEI Investments Distribution Co. (SIDCO) serves as distributor of the Funds. Under the distribution plan, each of the Funds pay SIDCO a monthly distribution fee at an annual rate of 0.25%, and 1.00% of each Fund's average daily net assets of the class-A shares and class-C shares, respectively, which may be used by SIDCO to provide compensation for sales support and distribution activities. No distribution fees are paid by class-Y shares. Under the agreement, for the six months ended March 31, 1999, SIDCO paid the following amounts to affiliates of U.S. Bank National Association, for the Funds included in this report (000):

                ----------------------------------------
                U.S. Bancorp Piper Jaffray          $187
                U.S. Bank National Association        --
                Var & Co.                              1
                ----------------------------------------

TRANSFER AGENT FEES - DST Systems, Inc. provides transfer agency services for the Funds. Effective October 1, 1998, FAIF has appointed U.S. Bank National Association as servicing agent to perform certain transfer agent and dividend disbursing agent services with respect to the class-A shares of the Funds held through accounts at U.S. Bank


                          44        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

National Association and its affiliates. For the period ended March 31, 1999, fees paid to U.S. Bank National Association were as follows (000):

--------------------------------------------------------------------------------
California Intermediate Tax Free Fund                                       $ --
Colorado Intermediate Tax Free Fund                                           --
Intermediate Tax Free Fund                                                    --
Minnesota Intermediate Tax Free Fund                                          --
Minnesota Tax Free Fund                                                       20
Oregon Intermediate Tax Free Fund                                             --
Tax Free Fund                                                                  9
--------------------------------------------------------------------------------

OTHER FEES - In addition to the investment advisory and management fees, custodian fees, distribution fees, administrator and transfer agent fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance and other miscellaneous expenses.

For the six months ended March 31, 1999, legal fees and expenses were paid to a law firm of which the Secretary of the Funds is a partner.

SALES CHARGES - A Contingent Deferred Sales Charge (CDSC) of 1.00% is imposed on redemptions made in the class-C shares for the first eighteen months. The CDSC is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

For the six months ended March 31, 1999, sales charges retained by SIDCO for distributing the First American Family of Funds' shares were approximately $58,000.

4     INVESTMENT SECURITY TRANSACTIONS

During the six months ended March 31, 1999, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

                                                         INVESTMENT SECURITIES
                                                       -------------------------
                                                       PURCHASES           SALES
--------------------------------------------------------------------------------
California Intermediate Tax Free Fund                    $ 5,792         $    50
Colorado Intermediate Tax Free Fund                        9,118           9,222
Intermediate Tax Free Fund                                52,239          34,064
Minnesota Intermediate Tax Free Fund                      17,219          15,394
Minnesota Tax Free Fund                                    5,025           4,416
Oregon Intermediate Tax Free Fund                         19,152          11,684
Tax Free Fund                                              6,717           1,997
--------------------------------------------------------------------------------

At March 31, 1999, the total cost of securities for Federal income tax purposes, was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at March 31, 1999, is as follows (000):

                                AGGREGATE GROSS  AGGREGATE GROSS
                                   APPRECIATION     DEPRECIATION             NET
--------------------------------------------------------------------------------
California Intermediate Tax Free Fund   $ 1,854          $   (9)        $ 1,845
Colorado Intermediate Tax Free Fund       3,231            (166)          3,065
Intermediate Tax Free Fund               16,990            (533)         16,457
Minnesota Intermediate Tax Free Fund     13,266             (97)         13,169
Minnesota Tax Free Fund                   8,338            (104)          8,234
Oregon Intermediate Tax Free Fund         6,906            (255)          6,651
Tax Free Fund                             3,308             (44)          3,264
--------------------------------------------------------------------------------


                          45        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS    MARCH 31, 1999 (UNAUDITED)

5     CONCENTRATION OF CREDIT RISK

The Funds invest in debt instruments of municipal issuers. Although these Funds monitor investment concentration, the issuers' ability to meet their obligations may be affected by economic developments in a specific state or region.

The Funds invest in securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At March 31, 1999, the percentage of portfolio investments by each revenue source was as follows:

                      CALIFORNIA       COLORADO                     MINNESOTA                     OREGON
                    INTERMEDIATE   INTERMEDIATE   INTERMEDIATE   INTERMEDIATE    MINNESOTA  INTERMEDIATE
                        TAX FREE       TAX FREE       TAX FREE       TAX FREE     TAX FREE      TAX FREE   TAX FREE
                            FUND           FUND           FUND           FUND         FUND          FUND       FUND
-------------------------------------------------------------------------------------------------------------------
Revenue Bonds:
 Education                     9%             9%             8%             1%          13%           3%          8%
 Hospital Bonds                4             11              9             11           15           --          20
 Nursing Home Bonds           --             --              1             --            7            6          14
 Transportation Bonds          2              5              5              3           --            4           5
 Utility Bonds                14              9             15             13            4           18          10
 Pollution Control Bonds      --              3              2              3           --            1          11
 Public Facility Bonds        11              3              5              3            1            1           2
 Housing Bonds                 6              2              9             14           19            4          13
 Other                         3              7              6              3            2            2           7
General Obligations:          50             51             39             49           39           61           9
 Anticipation Notes            1             --              1             --           --           --           1
                    -----------------------------------------------------------------------------------------------
                             100%           100%           100%           100%         100%         100%        100%
-------------------------------------------------------------------------------------------------------------------

The rating of long-term debt as a percentage of total value of investments at March 31, 1999, is as follows:


STANDARD &      CALIFORNIA        COLORADO                       MINNESOTA                       OREGON
POOR'S/       INTERMEDIATE    INTERMEDIATE    INTERMEDIATE    INTERMEDIATE     MINNESOTA   INTERMEDIATE
MOODY'S           TAX FREE        TAX FREE        TAX FREE        TAX FREE      TAX FREE       TAX FREE    TAX FREE
RATINGS:              FUND            FUND            FUND            FUND          FUND           FUND        FUND
-------------------------------------------------------------------------------------------------------------------
AAA/Aaa                 66%             58%             66%             69%           36%            54%         58%
AA/Aa                   16              24              18              20            27             27           7
A/A                     17              12              13               6            13             18          11
BBB/Baa                  1               4               1               3             4             --           6
D                       --              --              --              --             1             --           1
NR                      --               2               2               2            19              1          17
              -----------------------------------------------------------------------------------------------------
                       100%            100%            100%            100%          100%           100%        100%
-------------------------------------------------------------------------------------------------------------------

Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their lowest rating.

6     PIPER MERGER

The Board of Directors and shareholders of the Piper Funds approved a reorganization of certain Piper Funds into FAIF that took place at the close of business on July 31, 1998:

PIPER ACQUIRED FUND                                   FAIF ACQUIRING FUND
--------------------------------------------------------------------------------
National Tax Exempt                                   Tax Free
Minnesota Tax Exempt                                  Minnesota Tax Free
--------------------------------------------------------------------------------

Under the Agreement and Plan of Reorganization the Piper class-A shares were exchanged, on a tax free basis, for class-A shares of FAIF, and Piper class-Y shares were exchanged, on a tax free basis, for class-Y shares of FAIF.


                          46        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

The net assets prior to reorganization and shares issued and redeemed were as follows:

                                             ACQUIRING FUND'S    ACQUIRED FUND'S
FAIF FUND                     NET ASSETS        SHARES ISSUED    SHARES REDEEMED
--------------------------------------------------------------------------------
Tax Free                            $ --            3,635,037          3,635,037
Minnesota Tax Free                    --           11,152,396         11,152,396
--------------------------------------------------------------------------------

Included in the net assets from the Piper Funds were the following components:

                                          UNDISTRIBUTED
                                      (DISTRIBUTIONS IN
                                         EXCESS OF) NET         ACCUMULATED   NET UNREALIZED
PIPER FUND          PAID IN CAPITAL   INVESTMENT INCOME   NET REALIZED GAIN     APPRECIATION      NET ASSETS
------------------------------------------------------------------------------------------------------------
National Tax-Exempt    $ 37,374,741            $ (2,106)           $397,386       $3,315,331    $ 41,085,352
Minnesota Tax-Exempt    116,743,329              85,000             823,340        7,829,650     125,481,319
------------------------------------------------------------------------------------------------------------


                          47        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

NOTICE TO
SHAREHOLDERS    MARCH 31, 1999

ON SEPTEMBER 9, 1998, THE FUNDS' BOARD OF DIRECTORS, UPON THE RECOMMENDATION OF THE AUDIT COMMITTEE, APPOINTED ERNST & YOUNG LLP THE INDEPENDENT ACCOUNTANTS FOR THE FUNDS' FISCAL YEAR ENDING SEPTEMBER 30, 1999, AND DISMISSED KPMG PEAT MARWICK LLP ("KPMG"). KPMG'S REPORTS ON THE FUNDS' FINANCIAL STATEMENTS FOR THE PAST TWO YEARS HAVE NOT CONTAINED AN ADVERSE OPINION OR A DISCLAIMER OF OPINION AND HAVE NOT BEEN QUALIFIED AS TO UNCERTAINTY, AUDIT SCOPE, OR ACCOUNTING PRINCIPLES. IN ADDITION, THERE HAVE NOT BEEN ANY DISAGREEMENTS WITH KPMG DURING THE FUNDS' TWO MOST RECENT FISCAL YEARS ON ANY MATTER OF ACCOUNTING PRINCIPLES OR PRACTICES, FINANCIAL STATEMENT DISCLOSURE, OR AUDITING SCOPE OR PROCEDURE WHICH, IF NOT RESOLVED TO THE SATISFACTION OF KPMG, WOULD HAVE CAUSED IT TO MAKE A REFERENCE TO THE SUBJECT MATTER OF THE DISAGREEMENT IN THE CONNECTION WITH ITS REPORTS.

MINNESOTA TAX FREE AND TAX FREE FUNDS WILL ATTEMPT TO MAINTAIN THE WEIGHTED AVERAGE MATURITY OF THEIR PORTFOLIO SECURITIES AT 10 TO 25 YEARS UNDER NORMAL MARKET CONDITIONS.


                          48        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

FIRST AMERICAN INVESTMENT FUNDS, INC.
BOARD OF DIRECTORS

          MR. DAVID BENNETT

          Director of First American Investment Funds, Inc.
          Of counsel with Gray, Plant, Mooty, Mooty and Bennett,
          Owner of three privately-held businesses
--------------------------------------------------------------------------------


          MR. ROBERT DAYTON

          Director of First American Investment Funds, Inc.
          Chief Executive Officer of Okabena Company
--------------------------------------------------------------------------------


          MR. ROGER GIBSON

          Director of First American Investment Funds, Inc.
          Vice President of North America-Mountain Region for United Airlines
--------------------------------------------------------------------------------


          MR. ANDREW HUNTER III

          Director of First American Investment Funds, Inc.
          Chairman of Hunter Keith Industries
--------------------------------------------------------------------------------


          MR. LEONARD KEDROWSKI

          Director of First American Investment Funds, Inc.
          Owner and President of Executive Management Consulting, Inc.
--------------------------------------------------------------------------------


          MR. ROBERT SPIES

          Director of First American Investment Funds, Inc.
          Retired Vice President, U.S. Bank National Association
--------------------------------------------------------------------------------


          MR. JOSEPH STRAUSS

          Director of First American Investment Funds, Inc.
          Former Chairman of First American Funds,
          Owner and President of Strauss Management Company
--------------------------------------------------------------------------------


          MS. VIRGINIA STRINGER

          Chairman of First American Investment Funds, Inc.
          Owner and President of Strategic Management Resources, Inc.
--------------------------------------------------------------------------------

      FIRST AMERICAN INVESTMENT FUNDS, INC.
      1 Freedom Valley Drive
      Oaks, Pennsylvania 19456

INVESTMENT ADVISOR
      FIRST AMERICAN ASSET MANAGEMENT,
      A DIVISION OF U.S. BANK NATIONAL ASSOCIATION
      601 Second Avenue South
      Minneapolis, Minnesota 55402

CUSTODIAN
      U.S. BANK NATIONAL ASSOCIATION
      180 East Fifth Street
      St. Paul, Minnesota 55101

ADMINISTRATOR
      SEI INVESTMENTS MANAGEMENT
      CORPORATION
      1 Freedom Valley Drive
      Oaks, Pennsylvania 19456

TRANSFER AGENT
      DST SYSTEMS, INC.
      330 West Ninth Street
      Kansas City, Missouri 64105

DISTRIBUTOR
      SEI INVESTMENTS DISTRIBUTION CO.
      1 Freedom Valley Drive
      Oaks, Pennsylvania 19456

INDEPENDENT AUDITORS
      ERNST & YOUNG LLP
      1400 Pillsbury Center
      200 South Sixth Street
      Minneapolis, Minnesota 55402

COUNSEL
      DORSEY & WHITNEY LLP
      220 South Sixth Street
      Minneapolis, Minnesota 55402


This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation. The report is not authorized for distribution to prospective investors in the corporation unless preceded or accompanied by an effective prospectus for each of the funds included. Shares in the funds are not deposits or obligations of, or guaranteed or endorsed by, U.S. Bank or any of its affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investment in the shares involve investment risk including loss of principal amount invested.

Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


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          THE POWER OF DISCIPLINED INVESTING(R)


                                                                   5/1999 200-99